Schedule of Investments
(unaudited)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.9%
Alabama Corrections Institution Finance
Authority, Series 2022A, RB, 5.00%, 07/01/30 USD 4,800 $ 5,199,166
Alabama Federal Aid Highway Finance Authority
Series 2025A , RB , 5.00% , 09/01/28 ..... 1,000 1,052,789
Series 2025A , RB , 5.00% , 09/01/29 ..... 4,000 4,297,603
Series 2025B , RB , 5.00% , 09/01/29 ..... 1,180 1,267,793
Series 2025B , RB , 5.00% , 09/01/30 ..... 1,000 1,093,004
Series A , RB , 5.00% , 09/01/33 ......... 1,250 1,285,827
Series A , RB , 5.00% , 09/01/34 ......... 1,250 1,285,827
Series 2016A , RB , 5.00% , 09/01/36 ..... 15,040 15,122,929
Series A , RB , 5.00% , 09/01/36 ......... 6,840 7,036,044
Alabama Highway Authority
Series 2025 , RB , 5.00% , 09/01/26 ...... 700 704,003
Series 2025 , RB , 5.00% , 09/01/27 ...... 700 720,771
Series 2025 , RB , 5.00% , 09/01/28 ...... 5,560 5,853,383
Series 2025 , RB , 5.00% , 09/01/30 ...... 2,625 2,872,341
Alabama Public School & College Authority
Series 2020A , RB , 5.00% , 11/01/26 ..... 1,195 1,206,966
Series 2014B , RB , 5.00% , 01/01/27 ..... 440 440,822
Series 2020A , RB , 5.00% , 11/01/27 ..... 12,025 12,441,634
Series 2020A , RB , 5.00% , 11/01/29 ..... 210 226,284
Auburn University
Series 2016A , RB , 5.00% , 06/01/29 ..... 1,910 1,910,000
Series 2025-B , RB , 5.00% , 06/01/29 ..... 2,000 2,136,866
Series 2025-B , RB , 5.00% , 06/01/30 ..... 2,750 2,994,118
County of Jefferson
Series 2024 , RB , 5.00% , 10/01/26 ...... 1,820 1,832,711
Series 2024 , RB , 5.00% , 10/01/28 ...... 1,000 1,047,456
Tuscaloosa County Board of Education, Series
2017, 4.00%, 02/01/47 ............. 5,015 5,059,605
University of Alabama (The), Series 2019A, RB,
5.00%, 07/01/30 ................. 190 203,107
Water Works Board of the City of Birmingham
(The)
Series 2016B , RB , 5.00% , 01/01/30 ..... 4,055 4,110,878
Series 2016B , RB , 5.00% , 01/01/32 ..... 6,945 7,040,703
Series 2016B , RB , 5.00% , 01/01/43 ..... 9,890 10,026,285
98,468,915
Alaska — 0.2%
Alaska Municipal Bond Bank Authority, Series
2025, RB, 5.00%, 10/01/27 .......... 370 381,665
Borough of North Slope
Series 2025 , GO , 5.00% , 06/30/26 ...... 335 335,600
Series 2025 , GO , 5.00% , 06/30/27 ...... 2,915 2,989,048
Series 2022A , GO , 5.00% , 06/30/28 ..... 155 162,573
Series 2025 , GO , 5.00% , 06/30/28 ...... 10,200 10,698,367
Series 2025 , GO , 5.00% , 06/30/30 ...... 5,175 5,642,405
State of Alaska
Series 2024B , GO , 5.00% , 08/01/27 ..... 1,000 1,027,695
Series 2024B , GO , 5.00% , 08/01/28 ..... 1,725 1,813,540
Series 2024B , GO , 5.00% , 08/01/29 ..... 1,000 1,073,227
Series 2025A , GO , 5.00% , 08/01/29 ..... 1,700 1,824,487
Series 2025A , GO , 5.00% , 08/01/30 ..... 1,785 1,951,185
27,899,792
Arizona — 1.6%
Arizona Board of Regents
Series 2016 , RB , 5.00% , 06/01/26 ...... 15 15,000
Series 2025A , RB , 5.00% , 07/01/26 ..... 1,955 1,958,814
Series 2016 , RB , 5.00% , 06/01/27 ...... 290 290,000
Series 2026A , RB , 5.00% , 06/01/27 ..... 1,040 1,064,509
Series 2021C , RB , 5.00% , 07/01/30 ..... 1,015 1,107,432
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2024B , RB , 5.00% , 07/01/30 ..... USD 1,355 $ 1,478,394
Series 2026A , RB , 5.00% , 07/01/30 ..... 1,000 1,091,066
Series 2026A , RB , 5.00% , 06/01/31 ..... 1,500 1,657,497
Series 2026A , RB , 5.00% , 07/01/31 ..... 1,500 1,661,728
Arizona Department of Transportation State
Highway Fund
Series 2016 , RB , 5.00% , 07/01/27 ...... 1,480 1,482,697
Series 2026 , RB , 5.00% , 07/01/28 ...... 5,000 5,245,236
Series 2016 , RB , 5.00% , 07/01/29 ...... 250 250,456
Series 2026 , RB , 5.00% , 07/01/30 ...... 5,000 5,453,912
Series 2026 , RB , 5.00% , 07/01/31 ...... 3,750 4,154,883
Arizona Transportation Board, Series 2016, RB,
5.00%, 07/01/26 ................. 180 180,340
Arizona Water Infrastructure Finance Authority
Series 2024 , RB , 5.00% , 10/01/26 ...... 3,500 3,527,485
Series 2024 , RB , 5.00% , 10/01/27 ...... 2,000 2,064,653
City of Chandler, Series 2026, RB,
5.00%, 07/01/30 ................. 7,100 7,767,600
City of Glendale, Series 2024, RB,
5.00%, 07/01/29 ................. 3,325 3,566,733
City of Mesa Utility System, RB,
5.00%, 07/01/31
(a)
................ 2,465 2,723,353
City of Phoenix, Series 2016, GO,
5.00%, 07/01/27 ................. 335 335,660
City of Phoenix Civic Improvement Corp.
Series 2016 , RB , 5.00% , 07/01/26 ...... 2,030 2,034,143
Series B , RB , 4.00% , 07/01/28 ......... 6,000 6,082,696
Series 2016 , RB , 5.00% , 07/01/28 ...... 14,000 14,026,410
Series 2017D , RB , 5.00% , 07/01/28 ..... 1,100 1,127,663
Series 2023 , RB , 5.00% , 07/01/28 ...... 2,285 2,400,401
Series 2024 , RB , 5.00% , 07/01/29 ...... 5,625 6,032,217
Series 2017D , RB , 5.00% , 07/01/30 ..... 11,885 12,169,307
Series 2025 , RB , 5.00% , 07/01/30 ...... 2,500 2,729,995
Series 2025C , RB , 5.00% , 07/01/30 ..... 11,625 12,708,631
City of Tempe, Series 2025, GO,
5.00%, 07/01/26 ................. 4,215 4,222,707
City of Tucson Water System, RB,
5.00%, 07/01/29 ................. 1,750 1,793,338
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/28 ................. 1,875 1,967,353
Maricopa County Unified School District No. 48
Scottsdale, Series 2017, GO, 5.00%, 07/01/27 180 184,584
Maricopa County Unified School District No. 80
Chandler, Series 2026A, GO, 5.00%, 07/01/27 1,000 1,025,791
Maricopa County Union High School District No.
210-Phoenix
Series 2024A , GO , 5.00% , 07/01/27 ..... 6,000 6,154,746
Series 2025B , GO , 5.00% , 07/01/27 ..... 1,105 1,133,499
Series 2025B , GO , 5.00% , 07/01/29 ..... 1,900 2,034,047
Series 2025B , GO , 5.00% , 07/01/30 ..... 1,555 1,696,167
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/27 ..... 145 147,046
Series 2021A , RB , 5.00% , 01/01/27 ..... 13,995 14,192,507
Series 2017A , RB , 5.00% , 01/01/28 ..... 2,090 2,171,145
Series 2016A , RB , 5.00% , 01/01/29 ..... 4,645 4,711,313
Series 2021A , RB , 5.00% , 01/01/29 ..... 5,560 5,904,185
Series 2017A , RB , 5.00% , 01/01/30 ..... 1,420 1,473,722
Series 2022A , RB , 5.00% , 01/01/30 ..... 545 590,250
Series 2024A , RB , 5.00% , 01/01/30 ..... 5,395 5,842,933
Series 2025B , RB , 5.00% , 01/01/30 ..... 4,950 5,360,986
Series 2017A , RB , 5.00% , 01/01/31 ..... 1,285 1,332,560
Series 2022A , RB , 5.00% , 01/01/31 ..... 665 733,053

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Arizona (continued)
Scottsdale Municipal Property Corp.
Series 2006 , RB , 5.00% , 07/01/30 ...... USD 4,920 $ 5,208,416
Series 2017 , RB , 5.00% , 07/01/36 ...... 2,000 2,051,864
Western Maricopa Education Center District
No. 402
Series 2026A , GO , 5.00% , 07/01/30 ..... 1,000 1,090,378
Series 2026A , GO , 5.00% , 07/01/31 ..... 1,150 1,273,588
178,685,089
California — 13.1%
Anaheim City School District, Series 2007, GO,
0.00%, 08/01/26 (NPFGC)
(b)
.......... 500 497,664
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(c)
................ 5,770 5,893,516
Bay Area Toll Authority
Series 2024S-11 , RB , 5.00% , 04/01/28 ... 2,000 2,099,108
Series 2017S-7 , RB , 4.00% , 04/01/30 .... 1,040 1,052,406
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 10,260 10,489,327
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/29
(b)
............. 2,195 2,019,834
California Infrastructure & Economic
Development Bank
Series 2023 , RB , 5.00% , 10/01/26 ...... 5,005 5,048,678
Series 2025 , RB , 5.00% , 05/15/31 ...... 1,460 1,631,743
California State Public Works Board
Series B , RB , 5.00% , 10/01/26 ......... 145 146,201
Series 2021C , RB , 5.00% , 11/01/26 ..... 1,500 1,515,647
Series 2023D , RB , 5.00% , 11/01/26 ..... 670 676,989
Series 2021A , RB , 5.00% , 02/01/27 ..... 15,820 16,086,746
Series 2022D , RB , 5.00% , 05/01/27 ..... 7,845 8,028,365
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,450 2,523,003
Series 2023C , RB , 5.00% , 09/01/27 ..... 5,000 5,159,627
Series B , RB , 5.00% , 10/01/27 ......... 1,115 1,152,979
Series 2021A , RB , 5.00% , 02/01/28 ..... 4,305 4,488,375
Series F , RB , 5.00% , 05/01/28 ......... 1,725 1,730,914
Series 2022B , RB , 5.00% , 06/01/28 ..... 9,590 10,057,591
Series 2024C , RB , 5.00% , 09/01/28 ..... 7,500 7,909,574
Series 2016C , RB , 5.00% , 11/01/28 ..... 14,950 15,092,134
Series 2016D , RB , 4.00% , 04/01/30 ..... 7,000 7,023,180
Series 2026A , RB , 5.00% , 09/01/30 ..... 4,100 4,497,050
Series 2016C , RB , 4.00% , 11/01/30 ..... 6,000 6,024,131
Series 2025C , RB , 5.00% , 11/01/30 ..... 3,390 3,728,730
Series C , RB , 5.00% , 03/01/31 ......... 865 879,594
California State University
Series 2016B-1 , RB , VRDN,
1.60% , 11/01/26
(c)
............... 650 645,913
Series 2016A , RB , 5.00% , 11/01/26 ..... 345 345,554
Series 2025A , RB , 5.00% , 11/01/27 ..... 2,500 2,593,717
Series 2024A , RB , 5.00% , 11/01/28 ..... 2,000 2,127,268
Series 2025A , RB , 5.00% , 11/01/28 ..... 2,000 2,127,268
Series 2024A , RB , 5.00% , 11/01/29 ..... 1,125 1,223,962
Series 2017A , RB , 5.00% , 11/01/30 ..... 8,400 8,594,621
Campbell Union High School District, Series A,
GO, 5.00%, 08/01/26 .............. 8,790 8,825,113
Chico Unified School District, Series A, GO,
5.00%, 08/01/27 ................. 1,540 1,587,618
Chino Valley Unified School District, Series
2017, GO, 3.00%, 08/01/30 .......... 2,010 2,018,018
City of Fairfield, Series 2007A, COP,
0.00%, 04/01/30
(b)
................ 1,635 1,456,814
City of Los Angeles, RB, 5.00%, 06/25/26 ... 13,635 13,656,157
City of Los Angeles Department of Airports
Series 2025D , RB , 5.00% , 05/15/29 ..... 2,195 2,356,785
Series 2025E , RB , 5.00% , 05/15/29 ..... 4,020 4,316,299
Security
Par (000)
Par (000) Value
California (continued)
Series 2025D , RB , 5.00% , 05/15/30 ..... USD 2,405 $ 2,636,352
City of Los Angeles Wastewater System
Series 2018B , RB , 5.00% , 06/01/26 ..... 690 690,000
Series 2025C , RB , 5.00% , 06/01/27 ..... 10,000 10,257,265
Series 2022C , RB , 5.00% , 06/01/30 ..... 105 115,283
Series A , RB , 5.00% , 06/01/30 ......... 1,525 1,563,847
City of San Francisco
Series A , RB , 5.00% , 11/01/26 ......... 4,655 4,704,454
Series 2023C , RB , 5.00% , 11/01/28 ..... 2,025 2,149,926
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/29 ................ 7,500 8,139,156
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/29 ................ 6,100 6,619,847
Series D , RB , 5.00% , 11/01/29 ......... 2,495 2,590,195
City of Santa Rosa
(b)
Series 2002B , RB , 0.00% , 09/01/29 ( AMBAC ) 10,115 9,219,985
Series 2002B , RB , 0.00% , 09/01/30 ( AMBAC ) 13,440 11,861,324
Clovis Unified School District
(b)
Series B , GO , 0.00% , 08/01/29 ( NPFGC ) .. 2,600 2,385,050
Series B , GO , 0.00% , 08/01/30 ( NPFGC ) .. 4,000 3,557,466
Coast Community College District
(b)
Series 2006B , GO , 0.00% , 08/01/26 ..... 1,205 1,199,668
Series 2006B , GO , 0.00% , 08/01/30 ..... 1,000 886,449
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/30 ..... 1,865 1,901,788
East Bay Municipal Utility District Wastewater
System, Series 2026B, RB, 5.00%, 06/01/31 1,250 1,405,741
East Bay Municipal Utility District Water System
Series 2025B , RB , 5.00% , 06/01/29 ..... 4,000 4,322,291
Series 2025B , RB , 5.00% , 06/01/30 ..... 4,500 4,966,758
Series 2026A , RB , 5.00% , 06/01/31 ..... 2,800 3,148,860
East County Advanced Water Purification Joint
Powers Authority, RB, 3.13%, 09/01/26 ... 20,000 19,999,800
East Side Union High School District
Series A , GO , 5.00% , 08/01/27
(a)
....... 750 770,998
Series D , GO , 5.00% , 08/01/28 ........ 1,200 1,266,460
Series 2024A , GO , 5.00% , 08/01/29 ..... 2,860 3,088,176
Series B , GO , 3.00% , 08/01/30 ........ 9,255 9,290,859
El Camino Community College District
Fountation (The)
(b)
Series 2012C , GO , 0.00% , 08/01/26 ..... 4,875 4,853,911
Series 2012C , GO , 0.00% , 08/01/27 ..... 8,365 8,114,994
El Camino Healthcare District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(b)
.......... 3,000 2,824,962
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/29
(b)
............. 2,240 2,044,572
Foothill-De Anza Community College District
Series 2003B , GO , 0.00% , 08/01/26
( NPFGC )
(b)
.................... 1,220 1,215,105
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC )
(b)
.................... 1,250 1,215,298
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC )
(b)
.................... 4,000 3,888,955
Series 2015 , GO , 5.00% , 08/01/28 ...... 1,000 1,001,171
Series 2003B , GO , 0.00% , 08/01/30
( NPFGC )
(b)
.................... 1,000 895,602
Foothill-Eastern Transportation Corridor Agency,
Series 2013A, RB, 6.13%, 01/15/28 ..... 5,050 5,347,005
Grossmont Union High School District, Series
2008, GO, 0.00%, 08/01/30
(b)
......... 4,900 4,366,857
Imperial Irrigation District Electric System, Series
2026, RB, 5.00%, 11/01/30 .......... 2,595 2,870,744
Las Virgenes Unified School District, Series
2002D, GO, 0.00%, 09/01/27 (NPFGC)
(b)
.. 13,870 13,451,994

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Long Beach Unified School District
Series 2016 , GO , 5.00% , 08/01/27 ...... USD 40 $ 40,155
Series 2026 , GO , 5.00% , 08/01/29 ...... 5,000 5,402,089
Series 2026 , GO , 5.00% , 08/01/31 ...... 4,665 5,236,392
Los Angeles Community College District
Series D , GO , 5.00% , 08/01/27 ........ 10,005 10,304,993
Series J , GO , 4.00% , 08/01/29 ......... 1,000 1,017,845
Series 2024 , GO , 5.00% , 08/01/29 ...... 3,660 3,961,554
Series D , GO , 5.00% , 08/01/30 ........ 125 138,193
Series F , GO , 5.00% , 08/01/31 ......... 1,900 2,136,845
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2021A , RB , 5.00% , 06/01/26 ..... 1,190 1,190,000
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,275 1,277,678
Series 2016A , RB , 5.00% , 06/01/27 ..... 65 65,000
Series 2021A , RB , 5.00% , 06/01/27 ..... 80 82,098
Series 2026A , RB , 5.00% , 06/01/27 ..... 5,000 5,131,137
Series 2016A , RB , 5.00% , 07/01/27 ..... 10 10,020
Series 2019A , RB , 5.00% , 07/01/27 ..... 600 617,037
Series 2016A , RB , 5.00% , 06/01/28 ..... 1,290 1,290,000
Series 2026A , RB , 5.00% , 06/01/28 ..... 5,000 5,261,422
Series 2023A , RB , 5.00% , 07/01/28 ..... 2,470 2,604,077
Series 2026-B , RB , 5.00% , 07/01/28 ..... 5,000 5,271,411
Series 2016A , RB , 5.00% , 06/01/29 ..... 2,605 2,605,000
Series 2026-B , RB , 5.00% , 07/01/29 ..... 5,000 5,392,985
Series 2021-A , RB , 5.00% , 07/01/30 ..... 445 490,129
Series 2026A , RB , 5.00% , 06/01/31 ..... 9,295 10,406,505
Series 2026-B , RB , 5.00% , 07/01/31 ..... 1,000 1,121,139
Los Angeles County Public Works Financing
Authority, Series 2022G, RB, 5.00%, 12/01/30 130 144,626
Los Angeles Department of Water & Power
Series 2021C , RB , 3.00% , 07/01/26 ..... 3,080 3,080,118
Series 2021C , RB , 4.00% , 07/01/26 ..... 2,605 2,607,302
Series 2020A , RB , 5.00% , 07/01/26 ..... 205 205,380
Series 2021C , RB , 5.00% , 07/01/26 ..... 4,920 4,928,121
Series 2020A , RB , 5.00% , 07/01/27 ..... 2,150 2,205,451
Series 2025D , RB , 5.00% , 07/01/27 ..... 1,840 1,887,455
Series 2022A , RB , 5.00% , 07/01/27 ..... 105 107,708
Series 2022E , RB , 5.00% , 07/01/27 ..... 3,500 3,590,268
Series 2024C , RB , 5.00% , 07/01/27 ..... 6,930 7,108,732
Series 2023A , RB , 5.00% , 07/01/28 ..... 1,535 1,601,985
Series 2020A , RB , 5.00% , 07/01/28 ..... 4,750 4,957,283
Series 2025D , RB , 5.00% , 07/01/28 ..... 1,500 1,565,458
Series 2025A , RB , 5.00% , 07/01/28 ..... 855 883,146
Series 2018A , RB , 5.00% , 07/01/29 ..... 1,390 1,435,166
Series 2023A , RB , 5.00% , 07/01/29 ..... 4,205 4,469,418
Series 2020A , RB , 5.00% , 07/01/29 ..... 12,860 13,668,660
Series 2024E , RB , 5.00% , 07/01/30 ..... 4,000 4,322,691
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,000 1,080,673
Series 2025B , RB , 5.00% , 07/01/30 ..... 1,500 1,621,009
Series 2025C , RB , 5.00% , 07/01/30 ..... 10,000 10,712,919
Series 2024C , RB , 5.00% , 07/01/30 ..... 3,995 4,317,287
Series 2025D , RB , 5.00% , 07/01/30 ..... 1,950 2,107,312
Los Angeles Department of Water & Power
Water System
Series 2020B , RB , 4.00% , 07/01/26 ..... 1,235 1,236,180
Series 2024B , RB , 5.00% , 07/01/26 ..... 2,395 2,399,257
Series 2020B , RB , 4.00% , 07/01/27 ..... 180 182,500
Series 2022B , RB , 5.00% , 07/01/27 ..... 160 163,919
Series 2025C , RB , 5.00% , 07/01/27 ..... 1,075 1,101,330
Series 2023A , RB , 5.00% , 07/01/28 ..... 9,710 10,133,731
Series 2018A , RB , 5.00% , 07/01/29 ..... 6,030 6,225,936
Series 2023A , RB , 5.00% , 07/01/29 ..... 3,135 3,332,134
Series 2025A , RB , 5.00% , 01/01/30 ..... 6,385 6,783,306
Series 2025C , RB , 5.00% , 07/01/30 ..... 6,400 6,916,305
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles Unified School District
Series 2016A , GO , 5.00% , 07/01/26 ..... USD 4,000 $ 4,007,524
Series 2017A , GO , 5.00% , 07/01/26 ..... 4,990 5,000,057
Series 2018B-1 , GO , 5.00% , 07/01/26 .... 105 105,212
Series 2020A , GO , 5.00% , 07/01/26 ..... 250 250,504
Series 2020C , GO , 5.00% , 07/01/26 ..... 2,910 2,915,865
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 400 400,806
Series 2016B , GO , 5.00% , 07/01/27 ..... 1,310 1,312,746
Series 2019A , GO , 5.00% , 07/01/27 ..... 270 277,373
Series 2025A , GO , 5.00% , 07/01/27 ..... 10,245 10,524,775
Series 2020C , GO , 5.00% , 07/01/27 ..... 1,160 1,191,678
Series 2026QRR , GO , 5.00% , 07/01/27 ... 3,000 3,081,925
Series 2022QRR , GO , 5.00% , 07/01/27 ... 2,405 2,470,677
Series 2025A , GO , 5.00% , 07/01/28 ..... 7,590 7,996,922
Series 2024A , GO , 5.00% , 07/01/28 ..... 8,870 9,345,546
Series 2020C , GO , 5.00% , 07/01/28 ..... 920 969,324
Series 2020A , GO , 5.00% , 07/01/28 ..... 2,135 2,249,464
Series 2024A , GO , 5.00% , 07/01/29 ..... 6,935 7,473,201
Series 2025A , GO , 5.00% , 07/01/29 ..... 10,000 10,776,065
Series 2016B , GO , 5.00% , 07/01/30 ..... 10,975 10,996,236
Series 2024QRR , GO , 5.00% , 07/01/31 ... 1,810 2,021,736
Series 2021A , GO , 5.00% , 07/01/31 ..... 2,500 2,765,313
Series 2026QRR , GO , 5.00% , 07/01/31 ... 5,000 5,584,907
Los Rios Community College District, Series
2024B, GO, 5.00%, 08/01/26 ......... 1,005 1,008,878
Marin Community College District, Series A, GO,
5.00%, 08/01/41 ................. 7,500 7,530,251
Metropolitan Water District of Southern California
Series 2022B , RB , 3.00% , 07/01/26 ..... 3,000 3,001,059
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,180 1,182,288
Series 2022B , RB , 3.00% , 07/01/27 ..... 250 251,515
Series 2011C , RB , 5.00% , 10/01/27 ..... 265 274,722
Series 2022A , RB , 5.00% , 10/01/27 ..... 1,075 1,114,439
Series 2022B , RB , 3.00% , 07/01/28 ..... 3,000 3,038,462
Series 2024A , RB , 5.00% , 04/01/31 ..... 5,000 5,613,400
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/26 ..... 1,000 1,009,620
Series 2026A , RB , 5.00% , 05/01/27 ..... 2,915 2,981,421
Series 2016B , RB , 5.00% , 11/01/29 ..... 2,065 2,083,883
Series 2016B , RB , 5.00% , 11/01/30 ..... 1,570 1,583,702
Series 2026A , RB , 5.00% , 05/01/31 ..... 2,900 3,217,857
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/27
(NPFGC)
(b)
.................... 3,000 2,919,071
Northern California Transmission Agency, Series
2026A, RB, 5.00%, 05/01/31 ......... 5,630 6,259,995
Oakland Unified School District
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,125 2,132,949
Series 2026A , GO , 5.00% , 08/01/26 ..... 5,000 5,018,026
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,785 1,791,898
Orange County Sanitation District
Series 2017A , RB , 5.00% , 02/01/27 ..... 3,225 3,284,904
Series 2021A , RB , 5.00% , 02/01/30 ..... 110 120,662
Palo Alto Unified School District, Series 2025,
GO, 5.00%, 08/01/30 .............. 175 194,000
Palos Verdes Peninsula Unified School District,
GO, 0.00%, 09/01/29
(b)
............. 1,000 915,909
Poway Unified School District
(b)
Series A , GO , 0.00% , 08/01/27 ........ 5,000 4,853,458
Series A , GO , 0.00% , 08/01/29 ........ 2,000 1,835,899
Rancho Santiago Community College District
(b)
Series C , GO , 0.00% , 09/01/27 ........ 2,715 2,627,009
Series C , GO , 0.00% , 09/01/29 ........ 2,800 2,557,977
Riverside County Infrastructure Financing
Authority, Series 2021A, RB, 5.00%, 11/01/26 1,245 1,258,279

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Riverside County Public Financing Authority,
Series 2025A, 5.00%, 10/01/30 (BAM) ... USD 3,200 $ 3,536,544
Riverside County Transportation
Commission Sales Tax, Series 2017B, RB,
5.00%, 06/01/30 ................. 5,310 5,513,604
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/26 ..... 650 653,160
Series 2021I , RB , 5.00% , 08/15/27 ...... 3,000 3,098,398
Series 2022J , RB , 5.00% , 08/15/27 ..... 1,310 1,352,967
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/29 ................. 1,660 1,706,318
San Diego Community College District
Series 2016 , GO , 4.00% , 08/01/32 ...... 6,860 6,878,347
Series 2016 , GO , 4.00% , 08/01/41 ...... 13,060 13,094,929
Series 2016 , GO , 5.00% , 08/01/41 ...... 13,000 13,056,181
San Diego County Regional Transportation
Commission
Series 2023A , RB , 5.00% , 04/01/28 ..... 555 584,349
Series 2026A , RB , 5.00% , 04/01/30 ..... 2,000 2,201,871
Series 2026A , RB , 5.00% , 04/01/31 ..... 1,500 1,684,020
San Diego Public Facilities Financing Authority
Series 2026A , RB , 5.00% , 05/15/27 ..... 1,000 1,024,741
Series 2016B , RB , 5.00% , 08/01/27 ..... 4,000 4,014,384
Series 2016B , RB , 5.00% , 08/01/29 ..... 2,975 2,985,635
Series 2016B , RB , 5.00% , 08/01/30 ..... 5,130 5,148,165
Series 2020A , RB , 5.00% , 08/01/30 ..... 280 308,242
Series 2025A , RB , 5.00% , 10/15/30 ..... 1,500 1,654,784
Series 2026A , RB , 5.00% , 05/15/31 ..... 4,000 4,466,175
San Diego Unified School District
Series C-2 , GO , 5.50% , 07/01/26 ....... 1,250 1,253,268
Series 2009-1 , GO , 0.00% , 07/01/28
(b)
... 1,235 1,167,598
Series SR-6 , GO , 5.00% , 07/01/31 ...... 5,000 5,602,138
San Francisco Bay Area Rapid Transit District,
Series 2025H, GO, 5.00%, 08/01/28 ..... 1,100 1,162,166
San Francisco City & County Airport Comm-San
Francisco International Airport, Series 2016A,
RB, 5.00%, 05/01/28 .............. 605 605,034
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 4,865 4,880,911
Series 2022B , RB , 5.00% , 10/01/26 ..... 3,000 3,025,333
Series 2022B , RB , 5.00% , 10/01/27 ..... 3,850 3,983,508
Series 2023A , RB , 5.00% , 10/01/27 ..... 3,000 3,104,032
Series 2023C , RB , VRDN, 4.00% , 10/01/29
(c)
6,625 6,876,411
San Francisco Community College District
Series 2025 , GO , 5.00% , 06/15/26 ...... 11,125 11,134,962
Series 2025 , GO , 5.00% , 06/15/28 ...... 7,160 7,542,696
Series 2025 , GO , 5.00% , 06/15/29 ...... 6,075 6,551,710
San Francisco Unified School District, Series A,
GO, 5.00%, 06/15/27 .............. 5,500 5,642,371
San Joaquin Hills Transportation Corridor
Agency, Series 1997A, RB, 0.00%, 01/15/27
(NPFGC)
(b)
.................... 1,120 1,098,505
San Jose Financing Authority, Series 2022B, RB,
5.00%, 11/01/30 ................. 300 334,193
San Jose Unified School District
Series C , GO , 0.00% , 08/01/27 ( NPFGC )
(b)
5,000 4,857,833
Series 2025A , GO , 5.00% , 08/01/27 ..... 1,210 1,248,407
San Juan Unified School District, Series 2001,
GO, 0.00%, 08/01/26
(b)
............. 11,215 11,166,300
San Mateo County Community College District
(b)
Series 2006B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 1,000 967,591
Security
Par (000)
Par (000) Value
California (continued)
Series 2006B , GO , 0.00% , 09/01/29
( NPFGC ) ..................... USD 865 $ 790,232
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 1,200 1,213,356
Santa Monica Community College District
(b)
Series 2009C , GO , 0.00% , 08/01/26 ..... 10,525 10,480,166
Series 2010E , GO , 0.00% , 08/01/26 ..... 500 497,854
Series 2009C , GO , 0.00% , 08/01/28 ..... 1,000 944,678
Sequoia Union High School District, Series 2025,
GO, 5.00%, 07/01/27 .............. 990 1,017,035
Simi Valley Unified School District, Series 2017,
GO, 5.00%, 08/01/26 .............. 1,635 1,641,947
Southern California Public Power Authority
Series 2025B , RB , VRDN, 3.70% , 07/01/27
(c)
2,500 2,503,187
Series 2019-1 , RB , 5.00% , 07/01/27 ..... 1,500 1,535,767
Series 2021-1 , RB , 5.00% , 07/01/27 ..... 1,610 1,648,390
Series 2023-1 , RB , 5.00% , 07/01/27 ..... 2,385 2,441,870
Series 2019-1 , RB , 5.00% , 07/01/28 ..... 2,935 3,068,541
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 1,005 1,050,727
Series 2024A , RB , 5.00% , 07/01/28 ..... 1,875 1,960,312
Series 2019-1 , RB , 5.00% , 07/01/29 ..... 3,045 3,244,825
Series 2025-2 , RB , VRDN, 5.00% , 07/01/29
(c)
2,500 2,616,500
Series 2023-1 , RB , 5.00% , 07/01/30 ..... 1,195 1,293,320
Series 2024A , RB , 5.00% , 07/01/30 ..... 4,645 5,027,174
Series 2026-1 , RB , 5.00% , 07/01/31 ..... 915 1,004,171
Southwestern Community College District
(b)
Series 2004 , GO , 0.00% , 08/01/27 ( NPFGC ) 1,855 1,799,352
Series 2004 , GO , 0.00% , 08/01/29 ( NPFGC ) 4,430 4,059,951
State of California
GO , 3.88% , 08/01/26 ............... 5,000 5,009,824
GO , 4.00% , 08/01/26 ............... 285 285,700
Series C , GO , 5.00% , 08/01/26 ........ 160 160,656
Series 2016 , GO , 5.00% , 08/01/26 ...... 355 356,457
GO , 5.00% , 08/01/26 ............... 9,265 9,303,008
GO , 4.00% , 09/01/26 ............... 240 240,895
GO , 5.00% , 09/01/26 ............... 12,885 12,964,879
Series C , GO , 5.00% , 09/01/26 ........ 5 5,009
GO , 4.00% , 10/01/26 ............... 9,185 9,231,207
GO , 5.00% , 10/01/26 ............... 5,320 5,364,280
GO , 4.00% , 11/01/26 ............... 9,755 9,817,013
GO , 5.00% , 11/01/26 ............... 3,395 3,430,556
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,885 2,915,215
GO , 5.00% , 12/01/26 ............... 4,780 4,840,453
GO , 5.00% , 04/01/27 ............... 13,870 14,165,055
GO , 3.50% , 08/01/27 ............... 1,740 1,759,802
Series 2016 , GO , 5.00% , 08/01/27 ...... 7,505 7,535,596
GO , 5.00% , 08/01/27 ............... 9,100 9,355,520
Series C , GO , 5.00% , 08/01/27 ........ 175 180,235
GO , 4.00% , 09/01/27 ............... 5,580 5,690,562
GO , 5.00% , 09/01/27 ............... 4,530 4,589,668
GO , 4.00% , 10/01/27 ............... 1,225 1,250,914
GO , 5.00% , 10/01/27 ............... 6,380 6,597,676
GO , 5.00% , 11/01/27 ............... 33,920 35,152,978
GO , 5.00% , 03/01/28 ............... 4,000 4,179,606
GO , 5.00% , 04/01/28 ............... 14,865 15,564,376
GO , 5.00% , 08/01/28 ............... 9,515 9,634,448
Series B , GO , 5.00% , 08/01/28 ........ 4,700 4,841,407
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,605 1,611,583
GO , 5.00% , 09/01/28 ............... 2,225 2,238,732
GO , 5.00% , 10/01/28 ............... 25,375 26,856,837
Series 2017 , GO , 5.00% , 11/01/28 ...... 4,425 4,585,857
GO , 5.00% , 11/01/28 ............... 31,170 33,052,151
GO , 5.00% , 12/01/28 ............... 6,530 6,937,276
GO , 5.00% , 03/01/29 ............... 5,915 6,310,162
GO , 5.00% , 04/01/29 ............... 25,120 26,845,855

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 08/01/29 ............... USD 34,915 $ 37,493,596
GO , 5.00% , 09/01/29 ............... 10,495 10,559,239
GO , 5.00% , 10/01/29 ............... 19,000 20,516,802
GO , 4.00% , 11/01/29 ............... 1,400 1,465,007
Series 2017 , GO , 5.00% , 11/01/29 ...... 3,000 3,104,406
GO , 5.00% , 03/01/30 ............... 2,315 2,521,536
GO , 5.00% , 04/01/30 ............... 1,335 1,448,701
GO , 3.50% , 08/01/30 ............... 6,400 6,625,245
Series 2016 , GO , 5.00% , 08/01/30 ...... 8,255 8,288,157
Series C , GO , 5.00% , 08/01/30 ........ 1,375 1,413,200
GO , 5.00% , 08/01/30 ............... 17,565 18,166,040
GO , 5.00% , 10/01/30 ............... 2,460 2,708,389
GO , 5.00% , 11/01/30 ............... 1,170 1,289,991
GO , 5.00% , 12/01/30 ............... 130 143,538
GO , 5.00% , 03/01/31 ............... 1,000 1,108,692
GO , 5.00% , 04/01/31 ............... 3,025 3,358,356
GO , 5.00% , 08/01/31 ............... 1,090 1,094,267
GO , 4.00% , 09/01/31 ............... 1,180 1,182,449
State of California Department of Water
Resources
Series AX , RB , 5.00% , 12/01/26 ........ 70 70,924
Series BA , RB , 5.00% , 12/01/26 ........ 40 40,528
Series BB , RB , 5.00% , 12/01/26 ........ 295 298,893
Tulare Joint Union High School District, Series A,
GO, 0.00%, 08/01/26 (NPFGC)
(b)
....... 1,000 995,360
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... 5,145 4,700,525
Union Sanitary District Financing Authority,
Series 2025A, RB, 5.00%, 03/15/30 ..... 1,000 1,094,922
University of California
Series 2017AY , RB , 5.00% , 05/15/27 .... 930 953,133
Series 2023BN , RB , 5.00% , 05/15/27 .... 10,025 10,274,369
Series 2025BZ , RB , 5.00% , 05/15/27 .... 17,740 18,181,277
Series 2023BN , RB , 5.00% , 05/15/28 .... 5,015 5,270,742
Series 2024BS , RB , 5.00% , 05/15/28 .... 3,000 3,152,987
Series 2026CF , RB , 5.00% , 11/15/28 .... 5,000 5,301,135
Series 2025CB , RB , 5.00% , 05/15/29 .... 2,000 2,142,739
Series 2025BZ , RB , 5.00% , 05/15/29 .... 17,850 19,123,942
Series 2024BX , RB , 5.00% , 05/15/29 .... 4,700 5,035,436
Series 2024BS , RB , 5.00% , 05/15/29 .... 10,000 10,713,693
Series 2023BQ , RB , 5.00% , 05/15/29 .... 9,050 9,695,892
Series 2026CF , RB , 5.00% , 11/15/29 .... 5,000 5,411,893
Series 2025BZ , RB , 5.00% , 05/15/30 .... 1,150 1,257,035
Series 2017M , RB , 5.00% , 05/15/30 ..... 2,930 2,998,060
Series 2025CC , RB , 5.00% , 05/15/30 .... 3,850 4,208,336
Series 2025CD , RB , 5.00% , 05/15/30 .... 25,495 27,867,927
Series 2017AY , RB , 5.00% , 05/15/30 .... 4,735 4,845,892
Series 2026CF , RB , 5.00% , 11/15/30 .... 5,000 5,513,324
Upland Unified School District, Series 2008A,
GO, 0.00%, 08/01/30
(b)
............. 675 600,322
West Contra Costa Unified School District,
Series 2025B, GO, 6.00%, 08/01/27 ..... 5,050 5,243,701
1,473,022,422
Colorado — 1.4%
Adams & Arapahoe Counties Joint School
District 28J Aurora, Series 2025, GO,
5.50%, 12/01/26 (SAW) ............ 2,505 2,541,813
Adams & Weld Counties School District No. 27J
Brighton, Series 2026A, GO, 5.50%, 12/01/28
(SAW) ....................... 760 814,787
Arapahoe County School District No. 5 Cherry
Creek
Series 2025 , GO , 5.00% , 12/15/26 ( SAW ) . 2,250 2,279,913
Series 2025 , GO , 5.00% , 12/15/30 ( SAW ) . 2,505 2,758,258
Security
Par (000)
Par (000) Value
Colorado (continued)
Board of Governors of Colorado State University
System, Series 2017C, RB, 5.00%, 03/01/30
(HERBIP) ..................... USD 1,695 $ 1,762,073
Boulder Larimer & Weld Counties St. Vrain
Valley School District Re1J
Series 2024 , GO , 5.00% , 12/15/27 ( SAW ) . 5,185 5,383,102
Series 2024 , GO , 5.00% , 12/15/28 ( SAW ) . 3,675 3,900,713
Series 2024 , GO , 5.00% , 12/15/29 ( SAW ) . 3,000 3,251,603
Boulder Valley School District No. Re-2 Boulder,
Series 2026B, GO, 5.00%, 12/01/28 (SAW) 2,370 2,514,082
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/26 ..... 1,500 1,505,916
Series 2020B , GO , 5.00% , 08/01/26 ..... 14,055 14,110,430
Series 2020B , GO , 5.00% , 08/01/27 ..... 7,980 8,208,082
Series 2022A , GO , 5.00% , 08/01/27 ..... 10 10,286
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/27 ..... 3,505 3,624,717
Series 2023A , RB , 5.00% , 11/15/28 ..... 2,950 3,116,029
City of Aurora, Series 2016, RB,
5.00%, 08/01/41 ................. 9,460 9,496,075
City of Colorado Springs Utilities System
Series 2005A , RB , VRDN, ( Bank of America
NA SBPA ), 1.59% , 06/09/26
(c)
....... 5,605 5,605,000
Series 2020B , RB , 5.00% , 11/15/26 ..... 550 556,157
Series 2024B , RB , 5.00% , 11/15/26 ..... 1,805 1,825,205
Series 2020B , RB , 5.00% , 11/15/28 ..... 1,000 1,059,515
Series 2022A , RB , 5.00% , 11/15/28 ..... 1,000 1,059,515
Colorado State Education Loan Program, Series
2025A, RB, 5.00%, 06/30/26 ......... 20,000 20,037,484
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/26 ( SAW ) 9,460 9,521,903
Series 2025A , GO , 5.00% , 12/01/26 ( SAW ) 2,150 2,174,677
Series 2025D , GO , 5.00% , 12/01/26 ( SAW ) 1,200 1,213,773
Series 2025B , GO , 5.00% , 12/01/27 ( SAW ) 1,250 1,293,753
E-470 Public Highway Authority
(b)
Series B , RB , 0.00% , 09/01/26 ( NPFGC ) .. 4,540 4,509,695
Series 2004A , RB , 0.00% , 09/01/28 ( NPFGC ) 4,500 4,226,482
Series 2000B , RB , 0.00% , 09/01/29 ( NPFGC ) 11,000 10,064,149
Series 2000B , RB , 0.00% , 09/01/30 ( NPFGC ) 2,000 1,773,541
Fort Collins-Loveland Water District, Series
2025, RB, 5.00%, 12/01/30 .......... 2,350 2,583,905
Metro Water Recovery
Series 2025A , RB , 5.00% , 04/01/27 ..... 1,765 1,800,425
Series 2025A , RB , 5.00% , 04/01/28 ..... 2,120 2,214,526
Series 2025A , RB , 5.00% , 04/01/29 ..... 3,800 4,053,226
Park Creek Metropolitan District
Series 2025 , 5.00% , 12/01/26 ......... 560 565,758
Series 2025 , RB , 5.00% , 12/01/30 ...... 940 1,023,976
Regional Transportation District Sales Tax
Series 2023A , RB , 5.00% , 11/01/27 ..... 5,000 5,175,788
Series 2021B , RB , 5.00% , 11/01/28 ..... 500 528,705
Series 2021B , RB , 5.00% , 11/01/30 ..... 820 900,748
State of Colorado
Series 2020A , COP , 5.00% , 12/15/28 .... 275 291,193
COP , 5.00% , 06/15/31 .............. 435 480,356
University of Colorado
Series 2021C-3B , RB , VRDN,
2.00% , 10/15/26
(c)
............... 250 248,879
Series 2025B , RB , 5.00% , 06/01/29 ..... 2,450 2,619,124
Series 2025A , RB , 5.00% , 06/01/31 ..... 1,580 1,749,010
Series 2016A , RB , 5.00% , 06/01/47 ..... 4,195 4,195,000
158,629,347

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut — 2.2%
City of Hartford, Series 2025, RB,
5.00%, 07/15/26 ................. USD 7,000 $ 7,019,062
Connecticut State Health & Educational Facilities
Authority
(c)
Series A-2 , RB , VRDN, 2.00% , 07/01/26 .. 2,700 2,697,736
Series 2010A-3 , RB , VRDN, 2.95% , 07/01/27 3,000 3,008,594
Series 2017C-1 , RB , VRDN, 5.00% , 02/01/28 3,035 3,148,907
Series 2025B-1 , RB , VRDN, 5.00% , 07/01/30 20,730 22,533,164
State of Connecticut
Series 2018C , GO , 5.00% , 06/15/26 ..... 1,055 1,055,963
Series 2026A , GO , 5.00% , 09/15/26
(a)
.... 1,000 1,006,858
Series 2022D , GO , 5.00% , 09/15/26 ..... 845 850,852
Series E , GO , 5.00% , 10/15/26 ........ 1,525 1,538,705
Series 2024H , GO , 5.00% , 11/15/26 ..... 9,060 9,160,340
Series 2025B , GO , 5.00% , 12/01/26 ..... 5,000 5,060,985
Series 2021A , GO , 4.00% , 01/15/27 ..... 4,575 4,616,584
Series 2022A , GO , 4.00% , 01/15/27 ..... 4,595 4,636,765
Series 2019A , GO , 5.00% , 04/15/27 ..... 105 107,259
Series B , GO , 5.00% , 04/15/27 ........ 75 76,613
Series 2016B , GO , 5.00% , 05/15/27 ..... 1,610 1,611,915
Series 2021B , GO , 4.00% , 06/01/27 ..... 8,665 8,794,529
Series 2022C , GO , 5.00% , 06/15/27 ..... 1,115 1,143,677
Series 2021D , GO , 5.00% , 07/15/27 ..... 340 349,441
Series 2025D , GO , 5.00% , 08/15/27 ..... 2,650 2,729,032
Series 2026A , GO , 5.00% , 09/15/27
(a)
.... 1,250 1,289,777
Series 2022D , GO , 5.00% , 09/15/27 ..... 1,365 1,408,529
Series 2022A , GO , 4.00% , 01/15/28 ..... 1,905 1,951,408
Series 2020A , GO , 5.00% , 01/15/28 ..... 1,205 1,253,397
Series 2018B , GO , 5.00% , 04/15/28 ..... 1,490 1,558,807
Series 2019A , GO , 5.00% , 04/15/28 ..... 2,705 2,829,914
Series 2023B , GO , 5.00% , 08/01/28 ..... 3,340 3,509,412
Series 2022D , GO , 5.00% , 09/15/28 ..... 1,395 1,469,525
Series 2022E , GO , 5.00% , 11/15/28 ..... 1,670 1,765,378
Series 2024F , GO , 5.00% , 11/15/28 ..... 4,005 4,233,737
Series 2024A , GO , 5.00% , 01/15/29 ..... 5,000 5,303,649
Series 2024C , GO , 5.00% , 03/01/29 ..... 3,500 3,722,196
Series 2016D , GO , 4.00% , 08/15/29 ..... 2,000 2,004,946
Series 2025D , GO , 5.00% , 08/15/29 ..... 4,600 4,936,497
Series 2024E , GO , 5.00% , 09/01/29 ..... 1,865 2,003,154
Series 2025B , GO , 5.00% , 12/01/29 ..... 2,430 2,622,647
Series 2022A , GO , 4.00% , 01/15/30 ..... 4,160 4,342,549
Series 2021A , GO , 4.00% , 01/15/30 ..... 400 417,553
Series 2025A , GO , 5.00% , 03/15/30 ..... 500 542,365
Series 2024E , GO , 5.00% , 09/01/30 ..... 2,325 2,542,212
Series F , GO , 5.00% , 10/15/30 ......... 795 801,532
Series 2024F , GO , 5.00% , 11/15/30 ..... 2,665 2,923,639
Series 2022E , GO , 5.00% , 11/15/30 ..... 1,740 1,908,867
Series 2022G , GO , 5.00% , 11/15/30 ..... 325 356,541
Series 2025B , GO , 5.00% , 12/01/30 ..... 2,345 2,574,438
Series 2022A , GO , 4.00% , 01/15/31 ..... 375 394,764
Series 2024A , GO , 5.00% , 01/15/31 ..... 3,275 3,599,183
Series 2025A , GO , 5.00% , 03/15/31 ..... 1,000 1,101,755
Series 2026B , GO , 5.00% , 09/15/31
(a)
.... 5,000 5,548,758
State of Connecticut Clean Water Fund - State
Revolving Fund
Series B , RB , 5.00% , 06/01/26 ......... 480 480,000
Series 2026A , RB , 5.00% , 03/01/31
(a)
.... 2,000 2,207,085
State of Connecticut Special Tax
Series 2024B , RB , 5.00% , 07/01/26 ..... 6,665 6,677,719
Series A , RB , 5.00% , 09/01/26 ......... 135 135,786
Series 2018B , RB , 5.00% , 10/01/26 ..... 145 146,134
Series 2018C , RB , 5.00% , 10/01/26 ..... 10,100 10,178,976
Series 2021D , RB , 5.00% , 11/01/26 ..... 2,010 2,029,790
Series 2018A , RB , 5.00% , 01/01/27 ..... 2,085 2,113,987
Series 2020A , RB , 5.00% , 05/01/27 ..... 305 311,737
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2021A , RB , 5.00% , 05/01/27 ..... USD 445 $ 454,830
Series 2025A , RB , 5.00% , 07/01/27 ..... 2,500 2,565,398
Series 2022B , RB , 5.00% , 07/01/27 ..... 1,780 1,826,563
Series A , RB , 5.00% , 09/01/27 ......... 255 256,448
Series 2025A , RB , 5.00% , 07/01/28 ..... 2,085 2,186,917
Series 2023B , RB , 5.00% , 07/01/28 ..... 3,125 3,277,753
Series A , RB , 5.00% , 09/01/28 ......... 1,140 1,146,664
Series B , RB , 5.00% , 09/01/28 ......... 1,045 1,051,109
Series 2018A , RB , 5.00% , 01/01/29 ..... 9,380 9,728,663
Series 2024A-1 , RB , 5.00% , 07/01/29 .... 2,500 2,676,531
Series 2024B , RB , 5.00% , 07/01/29 ..... 4,905 5,251,354
Series A , RB , 5.00% , 09/01/29 ......... 1,750 1,759,907
Series 2018B , RB , 5.00% , 10/01/29 ..... 1,375 1,448,893
Series 2018A , RB , 5.00% , 01/01/30 ..... 1,460 1,513,340
Series 2022B , RB , 5.00% , 07/01/30 ..... 100 109,046
Series 2025A , RB , 5.00% , 07/01/30 ..... 21,825 23,799,257
Series A , RB , 5.00% , 09/01/30 ......... 1,965 1,975,849
Series 2018B , RB , 5.00% , 10/01/30 ..... 3,400 3,578,279
University of Connecticut
Series 2020A , RB , 5.00% , 02/15/28 ( SAP ) . 1,075 1,118,740
Series 2026A , RB , 5.00% , 02/15/28 ..... 3,645 3,793,309
Series 2022A , RB , 5.00% , 05/01/29 ( SAP ) . 860 917,315
Series 2026A , RB , 5.00% , 02/15/31 ..... 5,000 5,498,312
250,279,801
Delaware — 0.4%
Delaware Transportation Authority
Series 2020 , RB , 5.00% , 07/01/26 ...... 2,495 2,499,910
Series 2020 , RB , 5.00% , 09/01/26 ...... 295 296,739
Series 2016 , RB , 3.00% , 07/01/28 ...... 1,160 1,160,228
Series 2020 , RB , 5.00% , 09/01/28 ...... 4,815 5,067,991
Series 2020 , RB , 5.00% , 07/01/30 ...... 105 114,749
State of Delaware
Series 2017A , GO , 5.00% , 01/01/27 ..... 1,755 1,779,604
Series 2020A , GO , 5.00% , 01/01/27 ..... 5,530 5,607,527
Series 2018A , GO , 5.00% , 02/01/27 ..... 3,025 3,073,581
Series 2019 , GO , 5.00% , 02/01/27 ...... 3,625 3,683,216
Series 2021 , GO , 5.00% , 02/01/27 ...... 2,605 2,646,836
Series 2016D , GO , 5.00% , 07/01/27 ..... 1,200 1,202,187
Series 2017A , GO , 5.00% , 01/01/28 ..... 1,985 2,061,565
Series 2019 , GO , 5.00% , 02/01/28 ...... 1,500 1,560,889
Series 2019 , GO , 5.00% , 02/01/29 ...... 2,010 2,139,290
Series 2020A , GO , 5.00% , 01/01/30 ..... 333 361,136
Series 2022 , GO , 5.00% , 03/01/30 ...... 150 163,203
University of Delaware, Series 2025A, RB,
5.00%, 11/01/30 ................. 8,100 8,885,937
42,304,588
District of Columbia — 2.1%
District of Columbia
Series 2015B , GO , 5.00% , 06/01/26 ..... 1,180 1,180,000
Series 2018B , GO , 5.00% , 06/01/26 ..... 465 465,000
Series D , GO , 5.00% , 06/01/26 ........ 30 30,000
Series 2017D , GO , 5.00% , 06/01/26 ..... 155 155,000
Series 2020 , RB , 5.00% , 12/01/26 ...... 2,880 2,913,976
Series 2024C , GO , 5.00% , 12/01/26 ..... 1,330 1,345,690
Series 2021D , GO , 4.00% , 02/01/27 ..... 160 161,477
Series 2021E , GO , 5.00% , 02/01/27 ..... 7,965 8,090,789
Series 2018B , GO , 5.00% , 06/01/27 ..... 3,715 3,804,034
Series 2019A , GO , 5.00% , 10/15/27 ..... 3,005 3,103,760
Series 2024C , GO , 5.00% , 12/01/27 ..... 2,675 2,769,192
Series 2023A , GO , 5.00% , 01/01/28 ..... 2,370 2,458,041
Series 2021D , GO , 5.00% , 02/01/28 ..... 1,225 1,272,890
Series 2023B , GO , 5.00% , 06/01/28 ..... 5,250 5,500,736
Series 2020 , RB , 5.00% , 12/01/28 ...... 1,000 1,057,327

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2020 , RB , 5.00% , 12/01/29 ...... USD 210 $ 226,349
Series 2024C , GO , 5.00% , 12/01/29 ..... 10,250 11,072,952
Series 2017A , GO , 5.00% , 06/01/30 ..... 1,000 1,023,314
Series 2026B , GO , 5.00% , 06/01/30 ..... 2,255 2,457,325
Series 2017D , GO , 5.00% , 06/01/30 ..... 2,465 2,522,470
Series 2024A , GO , 5.00% , 08/01/30 ..... 105 114,737
Series 2020 , RB , 5.00% , 12/01/30 ...... 1,650 1,774,291
Series 2026B , GO , 5.00% , 06/01/31 ..... 7,200 7,964,495
District of Columbia Income Tax
Series 2019C , RB , 5.00% , 10/01/26 ..... 13,195 13,297,290
Series 2020B , RB , 5.00% , 10/01/26 ..... 17,460 17,595,353
Series 2020A , RB , 5.00% , 03/01/27 ..... 2,460 2,503,832
Series 2019C , RB , 5.00% , 10/01/27 ..... 1,270 1,310,547
Series 2022C , RB , 5.00% , 12/01/27 ..... 10,570 10,950,106
Series 2020B , RB , 5.00% , 10/01/28 ..... 15,490 16,346,853
Series 2019C , RB , 3.00% , 10/01/29 ..... 1,700 1,703,690
Series 2019A , RB , 5.00% , 03/01/30 ..... 2,500 2,684,986
Series 2020A , RB , 5.00% , 03/01/30 ..... 340 368,784
Series 2019C , RB , 5.00% , 10/01/30 ..... 330 354,574
Series 2020B , RB , 5.00% , 10/01/30 ..... 2,645 2,898,171
Series 2022C , RB , 5.00% , 12/01/30 ..... 100 109,869
District of Columbia Water & Sewer Authority
Series 2025C-1 , RB , VRDN, ( Bank of
America NA SBPA ), 2.75% , 06/02/26
(c)
. 16,975 16,975,000
Series 2024B, Sub-Series B-1 , RB , VRDN,
( TD Bank NA SBPA ), 2.85% , 06/02/26
(c)
9,575 9,575,000
Series 2025C-2 , RB , VRDN, ( Bank of
America NA SBPA ), 2.85% , 06/02/26
(c)
. 25,000 25,000,000
Series 2025B , RB , 5.00% , 10/01/26 ..... 1,350 1,360,420
Series 2022E , RB , VRDN, 3.00% , 10/01/27
(c)
8,100 8,080,824
Series 2026B , RB , 5.00% , 10/01/27 ..... 5,725 5,912,360
Series 2024A , RB , 5.00% , 10/01/28 ..... 5,000 5,278,913
Series 2018B , RB , 5.00% , 10/01/30 ..... 475 494,830
Series 2024A , RB , 5.00% , 10/01/30 ..... 1,500 1,641,644
Series 2026A , RB , 5.00% , 10/01/31 ..... 7,500 8,320,613
Metropolitan Washington Airports Authority
Aviation, Series 2010D, RB, VRDN, (TD Bank
NA LOC), 1.57%, 06/09/26
(c)
.......... 4,000 4,000,000
Washington Metropolitan Area Transit Authority
Series 2021A , RB , 5.00% , 07/15/26 ..... 680 681,708
Series 2017B , RB , 5.00% , 07/01/27 ..... 3,015 3,092,238
Series 2021A , RB , 5.00% , 07/15/27 ..... 5,735 5,887,161
Series 2023A , RB , 5.00% , 07/15/27 ..... 1,000 1,026,532
Series 2018 , RB , 5.00% , 07/01/28 ...... 1,060 1,086,567
Series 2021A , RB , 5.00% , 07/15/28 ..... 1,000 1,048,660
231,050,370
Florida — 3.5%
Brevard County School District, Series 2024A,
COP, 5.00%, 07/01/26 ............. 2,370 2,374,261
Central Florida Expressway Authority
Series 2019B , RB , 5.00% , 07/01/26 ..... 1,320 1,322,328
Series 2021 , RB , 5.00% , 07/01/26 ...... 5,185 5,194,630
Series 2024B , RB , 5.00% , 07/01/29 ..... 4,155 4,438,589
Series 2021D , RB , 5.00% , 07/01/30 ..... 2,330 2,528,821
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,000 1,085,331
City of Jacksonville
Series 2019B , RB , 5.00% , 10/01/28 ..... 4,785 4,822,793
Series 2024 , RB , 5.00% , 10/01/28 ...... 1,160 1,219,153
Series 2024 , RB , 5.00% , 10/01/29 ...... 1,600 1,713,519
Series 2025 , RB , 5.00% , 10/01/29 ...... 175 187,416
Series 2025 , RB , 5.00% , 10/01/30 ...... 5,065 5,515,994
City of Palm Coast, Series 2026, RB,
5.00%, 10/01/30 ................. 1,800 1,966,425
Security
Par (000)
Par (000) Value
Florida (continued)
City of Port St. Lucie Utility System, Series 2016,
RB, 5.00%, 09/01/28 .............. USD 3,160 $ 3,178,035
City of Tallahassee
Series 2025 , RB , 5.00% , 10/01/27 ...... 910 938,447
Series 2025 , RB , 5.00% , 10/01/29 ...... 1,500 1,615,856
County of Miami-Dade
Series B , RB , 5.00% , 10/01/26 ......... 5,105 5,114,366
Series A , RB , 5.00% , 10/01/27 ......... 300 302,059
Series A , RB , 5.00% , 10/01/28 ......... 1,135 1,143,408
Series 2016A , GO , 5.00% , 07/01/29 ..... 10,905 11,669,341
Series 2016 , RB , 5.00% , 10/01/29 ...... 1,000 1,007,026
Series 2025A , GO , 5.00% , 07/01/30 ..... 5,000 5,444,808
Series 2016 , RB , 5.00% , 10/01/30 ...... 4,000 4,027,433
Series A , RB , 5.00% , 10/01/30 ......... 6,795 6,843,627
County of Miami-Dade Transit System, Series
2025, RB, 5.00%, 07/01/30 .......... 7,345 7,986,559
County of Miami-Dade Water & Sewer System
Series 2025B , RB , 5.00% , 10/01/26 ..... 2,070 2,085,978
Series 2025B , RB , 5.00% , 10/01/30 ..... 6,000 6,541,928
County of Orange Water Utility System, Series
2020, RB, 5.00%, 10/01/27 .......... 225 232,273
County of Palm Beach, Series 2016, RB,
5.00%, 05/01/29 ................. 1,760 1,762,884
County of Seminole
Series 2025A , RB , 5.00% , 10/01/26 ..... 900 906,947
Series 2025A , RB , 5.00% , 10/01/27 ..... 785 809,017
Series 2025A , RB , 5.00% , 10/01/30 ..... 850 932,601
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/28 .... 400 422,627
Florida Insurance Assistance Interlocal Agency,
Inc.
Series 2023A-1 , RB , 5.00% , 09/01/27 .... 2,120 2,131,184
Series 2023A-1 , RB , 5.00% , 09/01/28 .... 3,970 3,991,430
Florida Municipal Power Agency
Series 2016A , RB , 5.00% , 10/01/27 ..... 500 503,432
Series 2025A , RB , 5.00% , 10/01/28 ..... 1,000 1,053,083
Series 2025A , RB , 5.00% , 10/01/29 ..... 1,200 1,289,104
Series 2025A , RB , 5.00% , 10/01/30 ..... 12,530 13,688,506
Hillsborough County School Board
COP , 5.00% , 07/01/28 .............. 8,720 8,933,185
Series 2018 , COP , 5.00% , 07/01/30 ..... 1,420 1,483,697
JEA Electric System
Series 2017B , RB , 5.00% , 10/01/26 ..... 3,920 3,947,758
Series 2020A , RB , 5.00% , 10/01/28 ..... 1,000 1,051,458
Series 2024A-3 , RB , 5.00% , 10/01/28 .... 2,005 2,112,829
Series 2017B , RB , 5.00% , 10/01/29 ..... 3,000 3,092,724
Series 2024A-3 , RB , 5.00% , 10/01/29 .... 5,330 5,729,301
Series 2020A , RB , 5.00% , 10/01/30 ..... 105 113,618
Series 2024A , RB , 5.00% , 10/01/30 ..... 2,245 2,456,416
JEA Water & Sewer System
Series 2008B-1 , RB , VRDN, ( Bank of
America NA SBPA ), 1.72% , 06/09/26
(c)
. 9,185 9,185,000
Series 2017A , RB , 5.00% , 10/01/29 ..... 340 349,665
Lee County School Board (The)
Series 2025B , COP , 5.00% , 08/01/27 .... 2,250 2,310,216
Series 2025B , COP , 5.00% , 08/01/28 .... 2,150 2,255,941
Manatee County School District
Series 2026B , COP , 5.00% , 07/01/28 .... 1,735 1,817,394
Series 2026A , COP , 5.00% , 07/01/30 .... 1,250 1,354,653
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/27 ............. 1,100 1,115,489
Miami-Dade County Educational Facilities
Authority, Series 2024A, RB, 5.00%, 04/01/30 1,045 1,127,269

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Orlando Utilities Commission
Series 2015B , RB , VRDN, ( TD Bank NA
SBPA ), 1.60% , 06/09/26
(c)
.......... USD 20,000 $ 20,000,000
Series 2020A , RB , 5.00% , 10/01/26 ..... 10,610 10,686,554
Series 2021B , RB , VRDN, 1.25% , 10/01/28
(c)
1,275 1,198,707
Series 2025B , RB , 5.00% , 10/01/29 ..... 1,500 1,614,363
Palm Beach County School District
Series 2022B , COP , 5.00% , 08/01/26 .... 115 115,413
Series 2025A , COP , 5.00% , 08/01/29 .... 1,250 1,334,263
Series 2025A , COP , 5.00% , 08/01/30 .... 3,740 4,064,310
Pasco County School Board
Series 2024 , RB , 5.00% , 10/01/26 ...... 5,000 5,036,747
Series 2024 , RB , 5.00% , 10/01/29 ...... 5,000 5,361,348
Series 2024 , RB , 5.00% , 10/01/30 ...... 1,205 1,315,897
Sarasota County School Board, Series 2023A,
COP, 5.00%, 07/01/28 ............. 1,350 1,414,111
School Board of Miami-Dade County (The)
Series 2026A , COP , 5.00% , 02/01/27 .... 5,000 5,071,967
Series 2025A , COP , 5.00% , 05/01/27 .... 2,350 2,396,962
Series 2026A , COP , 5.00% , 02/01/28 .... 5,000 5,182,179
Series 2025A , COP , 5.00% , 05/01/28 .... 5,000 5,209,654
Series 2025A , COP , 5.00% , 05/01/29 .... 5,000 5,299,684
Series 2026A , COP , 5.00% , 02/01/30 .... 2,800 3,001,276
Series 2025A , COP , 5.00% , 05/01/30 .... 170 183,022
Series 2026A , COP , 5.00% , 02/01/31 .... 5,000 5,437,558
School District of Broward County
Series 2019A , COP , 5.00% , 07/01/27 .... 2,100 2,150,845
Series B , COP , 5.00% , 07/01/29 ........ 1,470 1,503,301
Series 2020A , COP , 5.00% , 07/01/30 .... 1,975 2,137,179
Series 2026A , COP , 5.00% , 07/01/30 .... 2,000 2,164,232
Series 2026A , COP , 5.00% , 07/01/31 .... 8,000 8,778,052
Seminole County School District Sales Tax
Series 2025 , RB , 5.00% , 10/01/27 ...... 900 928,974
Series 2025 , RB , 5.00% , 10/01/29 ...... 1,035 1,111,167
South Florida Water Management District, COP,
5.00%, 10/01/30 ................. 5,000 5,466,575
State of Florida
Series 2017A , GO , 5.00% , 06/01/26 ( GTD ) 3,765 3,765,000
Series 2020A , GO , 5.00% , 06/01/26 ..... 175 175,000
Series 2016A , GO , 5.00% , 07/01/26 ..... 3,185 3,191,132
Series 2016C , GO , 5.00% , 06/01/27 ..... 525 525,953
Series 2025A , GO , 5.00% , 06/01/27 ..... 2,505 2,566,287
Series 2022A , GO , 5.00% , 06/01/27 ..... 10,505 10,762,013
Series 2021A , GO , 5.00% , 07/01/27 ..... 6,045 6,204,442
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,560 1,635,439
Series 2025A , GO , 5.00% , 06/01/28 ..... 7,270 7,621,566
Series 2022B , GO , 5.00% , 06/01/28 ..... 3,985 4,177,709
Series 2021B , GO , 5.00% , 07/01/28 ..... 875 919,282
Series 2016D , GO , 4.00% , 06/01/29 ..... 2,825 2,827,381
Series 2017C , GO , 5.00% , 06/01/29 ..... 6,365 6,515,750
Series 2025A , GO , 5.00% , 06/01/29 ..... 12,080 12,938,443
Series 2017A , GO , 3.00% , 06/01/30 ( GTD ) 8,350 8,316,081
Series 2022C , GO , 5.00% , 06/01/30 ..... 850 928,427
Series 2024B , GO , 5.00% , 06/01/30 ..... 100 109,227
Series 2021A , GO , 5.00% , 07/01/30 ..... 120 131,308
Series 2017A , GO , 3.00% , 07/01/31 ..... 7,270 7,259,682
State of Florida Department of Transportation
Series 2020 , RB , 5.00% , 07/01/29 ...... 5,325 5,704,772
Series 2021A , RB , 5.00% , 07/01/29 ..... 2,070 2,209,383
State of Florida Department of Transportation
Turnpike System
Series 2016B , RB , 2.50% , 07/01/26 ..... 680 679,658
Series 2021C , RB , 5.00% , 07/01/26 ..... 5,630 5,641,079
Series 2016B , RB , 2.63% , 07/01/27 ..... 1,595 1,591,943
Series 2020A , RB , 5.00% , 07/01/29 ..... 2,685 2,879,791
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2025A , RB , 5.00% , 07/01/30 ..... USD 9,855 $ 10,767,639
Tampa Bay Water
Series 2025 , RB , 5.00% , 10/01/26 ...... 5,000 5,037,251
Series 2025 , RB , 5.00% , 10/01/30 ...... 1,700 1,864,472
391,538,282
Georgia — 1.7%
Augusta Water & Sewer, Series 2024A, RB,
5.00%, 10/01/30 ................. 3,550 3,812,800
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/27 ................. 990 1,024,105
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/26 ..... 1,000 1,001,874
Series 2020A , RB , 5.00% , 07/01/28 ..... 6,620 6,945,793
City of Atlanta Water & Wastewater
Series 2004 , RB , 5.75% , 11/01/26 ( AGM ) . 2,305 2,336,063
Series 2026 , RB , 5.00% , 11/01/27 ...... 1,040 1,075,444
Series 2009B , RB , 5.25% , 11/01/27 ..... 1,360 1,392,578
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 2,750 2,966,893
Series 2026 , RB , 5.00% , 11/01/30 ...... 2,500 2,744,105
Columbia County School District, Series 2020,
GO, 5.00%, 10/01/26 (SAW) ......... 145 146,139
County of DeKalb
Series 2025A , RB , 5.00% , 10/01/27 ..... 6,275 6,477,848
Series 2022 , RB , 5.00% , 10/01/28 ...... 4,600 4,855,528
County of Fulton, Series 2025, RB,
5.00%, 01/01/31 ................. 8,000 8,819,050
Douglas County School District, Series 2025,
GO, 5.00%, 04/01/30 (SAW) ......... 2,925 3,179,911
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/26 ...... 725 726,347
Series 2022 , RB , 5.00% , 07/01/26 ...... 1,615 1,618,000
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,125 2,180,128
Series 2022 , RB , 5.00% , 07/01/30 ...... 150 163,934
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/26 ...... 2,210 2,210,000
Series 2020 , RB , 5.00% , 06/01/29 ...... 2,630 2,811,078
Series 2020 , RB , 5.00% , 06/01/30 ...... 2,980 3,246,191
Gwinnett County School District
Series 2022B , GO , 5.00% , 08/01/26 ..... 4,125 4,142,065
Series 2022B , GO , 5.00% , 08/01/27 ..... 890 915,583
Gwinnett County Water & Sewerage Authority
Series 2019 , RB , 5.00% , 08/01/26 ...... 2,000 2,007,766
Series 2019 , RB , 5.00% , 08/01/27 ...... 565 581,043
Henry County School District
Series 2016 , GO , 5.00% , 08/01/26 ( SAW ) . 180 180,681
Series 2016 , GO , 4.00% , 08/01/28 ( SAW ) . 4,395 4,403,282
Metropolitan Atlanta Rapid Transit Authority
Series 2025B , RB , 5.00% , 07/01/26 ..... 1,000 1,001,934
Series 2026A , RB , 5.00% , 07/01/27 ..... 2,420 2,484,092
Series 2007A , RB , 5.25% , 07/01/27 ( NPFGC ) 1,470 1,510,426
Series 2025B , RB , 5.00% , 07/01/28 ..... 1,315 1,382,015
Series 2026A , RB , 5.00% , 07/01/28 ..... 1,140 1,198,097
Series 2026A , RB , 5.00% , 07/01/31 ..... 1,000 1,110,578
Municipal Electric Authority of Georgia
Series 2024A , RB , 5.00% , 01/01/27 ..... 445 451,265
Series 2016A , RB , 5.00% , 01/01/28 ..... 9,845 9,862,958
Series 2024A , RB , 5.00% , 01/01/28 ..... 445 462,235
Series 2020A , RB , 5.00% , 11/01/28 ..... 500 527,392
Series 2018A , RB , 5.00% , 01/01/29 ..... 3,290 3,407,046
Series 2024A , RB , 5.00% , 01/01/29 ..... 470 495,725
Series 2020A , RB , 5.00% , 11/01/29 ..... 500 536,215
Series 2024A , RB , 5.00% , 01/01/30 ..... 600 644,298
Private Colleges & Universities Authority
Series 2019A , RB , 5.00% , 09/01/26 ..... 1,060 1,066,196

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2022A , RB , 5.00% , 09/01/29 ..... USD 4,590 $ 4,918,897
Series 2025A , RB , 5.00% , 09/01/29 ..... 5,765 6,178,092
Richmond County Board of Education
Series 2025 , GO , 5.00% , 10/01/28 ( SAW ) . 2,020 2,132,728
Series 2025 , GO , 5.00% , 10/01/29 ( SAW ) . 4,835 5,206,356
Series 2025 , GO , 5.00% , 10/01/30 ( SAW ) . 6,000 6,564,260
State of Georgia
Series 2016F , GO , 5.00% , 07/01/26 ..... 5 5,010
Series 2018A , GO , 5.00% , 07/01/26 ..... 7,500 7,514,568
Series 2021A , GO , 5.00% , 07/01/26 ..... 6,500 6,512,626
Series 2015A , GO , 5.00% , 02/01/27 ..... 1,000 1,001,868
Series 2022A , GO , 5.00% , 07/01/27 ..... 21,185 21,748,366
Series 2023A , GO , 5.00% , 07/01/27 ..... 17,215 17,672,793
Series 2016F , GO , 5.00% , 01/01/28 ..... 3,805 3,859,915
Series 2021A , GO , 5.00% , 07/01/28 ..... 6,110 6,422,779
Series 2018A , GO , 5.00% , 07/01/29 ..... 2,000 2,102,920
Series 2022A , GO , 5.00% , 07/01/30 ..... 180 197,167
Series 2022C , GO , 5.00% , 07/01/30 ..... 630 690,083
190,833,129
Hawaii — 0.6%
City & County Honolulu Wastewater System,
Series 2019A, RB, 4.00%, 07/01/26 ..... 1,100 1,101,126
City & County of Honolulu
Series 2020D , GO , 5.00% , 07/01/26 ..... 1,870 1,873,451
Series 2022A , GO , 5.00% , 11/01/26 ..... 330 333,147
Series 2023D , GO , 5.00% , 03/01/28 ..... 4,345 4,523,051
Series 2019C , GO , 4.00% , 08/01/28 ..... 105 108,235
Series 2020B , GO , 5.00% , 03/01/29 ..... 915 974,293
Series 2023D , GO , 5.00% , 03/01/29 ..... 1,420 1,512,018
Series 2021E , GO , 5.00% , 03/01/30 ..... 1,810 1,963,839
Series 2025E , GO , 5.00% , 07/01/30 ..... 5,000 5,464,048
State of Hawaii
Series EY , GO , 5.00% , 10/01/26 ........ 715 716,255
Series 2018FT , GO , 5.00% , 01/01/27 .... 2,145 2,175,322
Series 2019FW , GO , 5.00% , 01/01/27 .... 1,175 1,191,610
Series FE , GO , 5.00% , 10/01/27 ....... 4,815 4,852,897
Series 2018FT , GO , 5.00% , 01/01/29 .... 10,220 10,613,161
Series FH , GO , 5.00% , 10/01/29 ....... 9,510 9,583,293
Series FN , GO , 5.00% , 10/01/29 ....... 1,160 1,195,623
Series 2018FT , GO , 5.00% , 01/01/30 .... 1,680 1,743,824
State of Hawaii Airports System, Series 2018D,
RB, 5.00%, 07/01/29 .............. 1,000 1,070,490
State of Hawaii State Highway Fund
Series 2026B , RB , 5.00% , 01/01/27 ..... 5,000 5,070,681
Series 2026B , RB , 5.00% , 01/01/28 ..... 5,000 5,195,236
Series B , RB , 5.00% , 01/01/29 ......... 1,060 1,062,022
University of Hawaii
Series 2020D , RB , 5.00% , 10/01/30 ..... 2,450 2,676,733
Series E , RB , 5.00% , 10/01/30 ......... 375 377,721
65,378,076
Idaho — 0.4%
Idaho Housing & Finance Association
Series 2025A , RB , 5.00% , 08/15/28 ..... 1,750 1,842,888
Series 2023A , RB , 5.00% , 08/15/29 ..... 625 672,077
Series 2025A , RB , 5.00% , 08/15/29 ..... 1,250 1,344,154
Series 2025A , RB , 5.00% , 08/15/30 ..... 2,210 2,420,064
Idaho State Building Authority
Series 2024A , RB , 5.00% , 06/01/26 ..... 14,000 14,000,000
Series 2024A , RB , 5.00% , 06/01/27 ..... 3,000 3,073,697
Series 2024A , RB , 5.00% , 06/01/28 ..... 3,180 3,336,959
Series 2024A , RB , 5.00% , 06/01/29 ..... 2,860 3,064,525
Series 2025A , RB , 5.00% , 06/01/29 ..... 4,500 4,821,805
Series 2024A , RB , 5.00% , 06/01/30 ..... 1,510 1,648,422
Security
Par (000)
Par (000) Value
Idaho (continued)
Series 2025A , RB , 5.00% , 06/01/30 ..... USD 10,295 $ 11,238,744
47,463,335
Illinois — 4.2%
Chicago Midway International Airport
Series 2023B , RB , 5.00% , 01/01/28 ( BAM ) 2,770 2,875,091
Series 2023B , RB , 5.00% , 01/01/29 ( BAM ) 3,500 3,700,269
Chicago O'Hare International Airport
Series 2024D , RB , 5.00% , 01/01/27 ..... 8,000 8,105,622
Series 2024D , RB , 5.00% , 01/01/28 ..... 1,800 1,865,445
Series E , RB , 5.25% , 01/01/28 ......... 1,500 1,522,490
Series 2024D , RB , 5.00% , 01/01/29 ..... 11,000 11,643,544
Series 2024D , RB , 5.00% , 01/01/30 ..... 11,000 11,842,101
Series 2025D , RB , 5.00% , 01/01/30 ..... 920 990,430
Series 2025D , RB , 5.00% , 01/01/31 ..... 1,500 1,640,472
Chicago Park District, Series 2024B, GO,
5.00%, 01/01/29 ................. 1,000 1,052,689
Chicago Transit Authority Capital Grant Receipts
Series 2021 , RB , 5.00% , 06/01/27 ...... 1,250 1,274,358
Series 2021 , RB , 5.00% , 06/01/29 ...... 3,000 3,178,132
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/29 . 1,500 1,610,077
City of Chicago
Series 2020A , GO , 5.00% , 01/01/28 ..... 8,500 8,701,573
Series 2020A , GO , 5.00% , 01/01/30 ..... 110 113,765
City of Chicago Wastewater Transmission,
Series B, RB, 5.00%, 01/01/30 ........ 130 131,632
City of Chicago Waterworks
Series 2024A , RB , 5.00% , 11/01/26 ..... 2,280 2,299,403
Series 2004 , RB , 5.00% , 11/01/27 ...... 1,975 1,993,447
Series 2000 , RB , 5.00% , 11/01/28 ...... 3,695 3,729,512
Series 2000 , RB , 5.00% , 11/01/29 ...... 3,020 3,048,207
Series 2026C , RB , 5.00% , 11/01/31 ..... 1,375 1,498,401
City of Springfield Electric
Series 2024 , RB , 5.00% , 03/01/28 ( BAM ) . 5,735 5,950,415
Series 2024 , RB , 5.00% , 03/01/29 ( BAM ) . 5,930 6,251,509
County of Cook
Series 2021A , GO , 5.00% , 11/15/27 ..... 1,000 1,033,430
Series 2024 , RB , 5.00% , 11/15/27 ...... 750 775,072
Series 2018 , RB , 5.00% , 11/15/28 ...... 2,250 2,321,762
Series 2021A , GO , 5.00% , 11/15/28 ..... 790 831,455
Series 2024 , RB , 5.00% , 11/15/28 ...... 1,010 1,063,738
Series 2016A , GO , 5.00% , 11/15/29 ..... 1,650 1,664,800
Series 2022A , GO , 5.00% , 11/15/29 ..... 3,265 3,498,468
Series 2024 , RB , 5.00% , 11/15/29 ...... 1,135 1,217,708
Series 2016A , GO , 5.00% , 11/15/30 ..... 325 327,900
DuPage County Forest Preserve District
Series 2025 , GO , 5.00% , 11/01/28 ...... 835 880,565
Series 2025 , GO , 5.00% , 11/01/29 ...... 950 1,021,411
Illinois Finance Authority
Series 2024B , RB , 5.00% , 04/01/27 ..... 2,400 2,445,850
Series 2017 , RB , 5.00% , 07/01/27 ...... 290 294,158
Series 2019 , RB , 5.00% , 07/01/27 ...... 2,400 2,464,603
Series 2024B , RB , 5.00% , 04/01/28 ..... 2,000 2,084,561
Series 2020 , RB , 5.00% , 01/01/29 ...... 1,370 1,451,701
Series 2024B , RB , 5.00% , 04/01/29 ..... 3,500 3,707,322
Series 2025C , RB , 5.00% , 04/01/29 ..... 3,180 3,368,367
Series 2020 , RB , 5.00% , 07/01/29 ...... 1,190 1,273,299
Series 2019 , RB , 5.00% , 01/01/30 ...... 2,805 2,997,201
Series 2025A , RB , 5.00% , 01/01/30 ..... 990 1,069,445
Series 2025C , RB , 5.00% , 04/01/30 ..... 5,000 5,389,289
Series 2020 , RB , 5.00% , 07/01/30 ...... 1,025 1,117,305
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,000 1,090,054
Illinois Municipal Electric Agency
Series 2025A , RB , 5.00% , 02/01/27 ..... 1,000 1,014,926

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2025A , RB , 5.00% , 02/01/29 ..... USD 5,000 $ 5,287,232
Series 2025A , RB , 5.00% , 02/01/30 ..... 11,250 12,114,341
Illinois State Toll Highway Authority
Series 2014C , RB , 5.00% , 01/01/27 ..... 1,065 1,066,812
Series 2019C , RB , 5.00% , 01/01/27 ..... 3,495 3,541,755
Series 2019B , RB , 5.00% , 01/01/27 ..... 215 217,876
Series 2016B , RB , 5.00% , 01/01/27 ..... 10 10,018
Series 2018A , RB , 5.00% , 01/01/28 ..... 2,120 2,198,084
Series 2019B , RB , 5.00% , 01/01/28 ..... 3,385 3,509,677
Series 2019C , RB , 5.00% , 01/01/28 ..... 1,655 1,715,957
Series 2017A , RB , 5.00% , 01/01/29 ..... 1,835 1,900,430
Series 2018A , RB , 5.00% , 01/01/29 ..... 5,510 5,832,924
Series 2019B , RB , 5.00% , 01/01/29 ..... 1,755 1,857,855
Series 2019C , RB , 5.00% , 01/01/29 ..... 3,465 3,668,073
Series 2018A , RB , 5.00% , 01/01/30 ..... 2,955 3,126,955
Series 2019C , RB , 5.00% , 01/01/30 ..... 6,515 7,023,921
Series 2016B , RB , 5.00% , 01/01/30 ..... 2,850 2,855,274
Series 2018A , RB , 5.00% , 01/01/31 ..... 1,235 1,304,271
Series 2019B , RB , 5.00% , 01/01/31 ..... 1,800 1,939,472
Series 2019C , RB , 5.00% , 01/01/31 ..... 1,805 1,944,859
Metropolitan Water Reclamation District of
Greater Chicago
Series 2024C , GO , 5.00% , 12/01/27 ..... 7,000 7,237,065
Series A , GO , 5.00% , 12/01/28 ........ 5,250 5,310,160
Series 2021A , GO , 5.00% , 12/01/29 ..... 1,020 1,099,801
Series B , GO , 5.00% , 12/01/30 ........ 390 394,313
Regional Transportation Authority
Series 2004A , RB , 5.50% , 06/01/27 ..... 3,285 3,373,268
Series 2004A , RB , 5.75% , 06/01/29 ( AGM ) 1,370 1,462,335
Series 2003A , RB , 6.00% , 07/01/29 ( NPFGC ) 9,295 9,754,631
Series 2002A , RB , 6.00% , 07/01/30 ( NPFGC ) 2,455 2,756,316
Sales Tax Securitization Corp.
Series 2021A , RB , 5.00% , 01/01/27 ..... 8,020 8,119,814
Series 2017A , RB , 5.00% , 01/01/28 ..... 250 258,577
Series 2020A , RB , 5.00% , 01/01/28 ..... 3,225 3,335,645
Series 2021A , RB , 5.00% , 01/01/28 ..... 3,800 3,930,373
Series 2020A , RB , 5.00% , 01/01/30 ..... 3,000 3,200,374
Series 2021A , RB , 5.00% , 01/01/30 ..... 1,775 1,893,555
State of Illinois
Series 2016 , GO , 5.00% , 06/01/26 ...... 155 155,000
Series 2023D , GO , 5.00% , 07/01/26 ..... 1,220 1,222,095
Series 2020B , GO , 5.00% , 10/01/26 ..... 1,200 1,208,447
Series 2018A , GO , 5.00% , 10/01/26 ..... 135 135,950
Series 2018B , GO , 5.00% , 10/01/26 ..... 2,250 2,265,838
Series 2016 , GO , 5.00% , 11/01/26 ...... 750 756,652
Series 2017D , GO , 5.00% , 11/01/26 ..... 18,000 18,159,638
Series 2016 , GO , 5.00% , 02/01/27 ...... 3,895 3,950,421
Series 2024 , GO , 5.00% , 02/01/27 ...... 8,065 8,179,150
Series 2022B , GO , 5.00% , 03/01/27 ..... 4,245 4,312,872
Series 2026C , GO , 5.00% , 04/01/27 ..... 500 508,877
Series 2024B , GO , 5.00% , 05/01/27 ..... 500 509,763
Series 2019B , GO , 5.00% , 09/01/27 ..... 3,100 3,182,477
Series 2020B , GO , 5.00% , 10/01/27 ..... 995 1,022,797
Series 2018A , GO , 5.00% , 10/01/27 ..... 1,600 1,645,124
Series 2017D , GO , 5.00% , 11/01/27 ..... 14,985 15,433,639
Series 2016 , GO , 5.00% , 02/01/28 ...... 14,800 15,015,068
Series 2024 , GO , 5.00% , 02/01/28 ...... 1,565 1,620,051
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,000 1,036,759
Series 2022B , GO , 5.00% , 03/01/28 ..... 4,000 4,146,343
Series 2026C , GO , 5.00% , 04/01/28 ..... 1,000 1,038,462
Series 2023C , GO , 5.00% , 05/01/28 ..... 2,405 2,501,607
Series 2024B , GO , 5.00% , 05/01/28 ..... 2,940 3,058,098
Series 2023B , GO , 5.00% , 05/01/28 ..... 5,300 5,512,898
Series 2023D , GO , 5.00% , 07/01/28 ..... 12,380 12,918,091
Series 2018A , GO , 5.00% , 10/01/28 ..... 4,700 4,926,648
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2017D , GO , 5.00% , 11/01/28 ..... USD 13,060 $ 13,457,614
Series 2016 , GO , 5.00% , 11/01/28 ...... 4,500 4,537,716
Series 2019A , GO , 5.00% , 11/01/28 ..... 1,895 1,989,386
Series 2016 , GO , 5.00% , 02/01/29 ...... 1,405 1,425,376
Series 2024 , GO , 5.00% , 02/01/29 ...... 3,135 3,305,990
Series 2021A , GO , 5.00% , 03/01/29 ..... 400 422,386
Series 2024B , GO , 5.00% , 05/01/29 ..... 2,915 3,087,015
Series 2018A , GO , 5.00% , 10/01/29 ..... 1,500 1,569,679
Series 2024B , GO , 5.25% , 10/01/29 ..... 5,000 5,371,527
Series 2017C , GO , 5.00% , 11/01/29 ..... 16,025 16,505,989
Series 2021A , GO , 5.00% , 03/01/30 ..... 1,540 1,652,078
Series 2020 , GO , 5.50% , 05/01/30 ...... 10,150 10,730,348
Series 2025B , GO , 5.00% , 09/01/30 ..... 7,000 7,560,339
Series 2026C , GO , 5.00% , 04/01/31 ..... 1,000 1,086,726
State of Illinois Sales Tax
Series 2021C , RB , 5.00% , 06/15/26 ..... 435 435,340
Series 2025A , RB , 5.00% , 06/15/26 ..... 2,905 2,907,273
Series 2002 , RB , 6.00% , 06/15/26 ( NPFGC ) 4,290 4,295,172
Series 2016D , RB , 5.00% , 06/15/29 ..... 3,235 3,239,978
Series 2021C , RB , 5.00% , 06/15/29 ..... 790 836,624
Series 2024A , RB , 5.00% , 06/15/29 ..... 5,000 5,295,092
Series 2024A , RB , 5.00% , 06/15/30 ..... 3,000 3,228,014
Series 2025A , RB , 5.00% , 06/15/30 ..... 10,070 10,835,367
Will Grundy Etc Counties Community
College District No. 525, Series 2019, GO,
3.00%, 01/01/29 ................. 5,975 5,964,804
Winnebago & Boone Counties School District
No. 205 Rockford, Series 2022, GO,
5.00%, 02/01/30 (BAM) ............ 8,730 9,388,097
476,215,682
Indiana — 0.7%
City of Indianapolis Department of Public
Utilities Water System, Series 2016B, RB,
5.00%, 10/01/27 ................. 1,010 1,017,487
Indiana Finance Authority
Series 2021-1 , RB , 5.00% , 10/01/26 ..... 130 130,973
Series 2017C , RB , 5.00% , 02/01/27 ..... 195 198,184
Series 2019A , RB , 5.00% , 02/01/27 ..... 280 284,571
Series 2019E , RB , 5.00% , 02/01/27 ..... 470 477,674
Series E , RB , 5.00% , 02/01/27 ......... 210 210,825
Series 2021B , RB , 5.00% , 02/01/27 ..... 1,710 1,737,919
Series 2016C , RB , 5.00% , 06/01/27 ..... 2,090 2,114,577
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,275 1,314,348
Series 2016C , RB , 5.00% , 06/01/28 ..... 4,555 4,600,424
Series 2023A , RB , 5.00% , 10/01/28 ..... 110 115,870
Series 2021A , RB , 5.00% , 02/01/29 ..... 900 956,118
Series E , RB , 5.00% , 02/01/29 ......... 6,695 6,721,098
Series 2016C , RB , 5.00% , 06/01/29 ..... 5,430 5,801,591
Series 2025C , RB , 5.00% , 02/01/30 ..... 500 541,959
Series 2026A , RB , 5.00% , 10/01/30 ..... 1,555 1,698,906
Series 2021A , RB , 5.00% , 02/01/31 ..... 1,095 1,206,479
Series D , RB , 5.00% , 08/01/35 ......... 9,310 9,345,503
Indiana Municipal Power Agency
Series 2025A , RB , 5.00% , 01/01/29 ..... 9,075 9,605,691
Series 2025A , RB , 5.00% , 01/01/30 ..... 2,705 2,918,703
Indiana University
Series 2016A , RB , 5.00% , 06/01/28 ..... 1,295 1,297,341
Series Z-1 , RB , 5.00% , 08/01/29 ....... 1,555 1,668,231
Indianapolis Local Public Improvement Bond
Bank
Series 2021A , RB , 5.00% , 06/01/27 ..... 1,940 1,983,978
Series 2024E , RB , 5.00% , 02/01/29 ..... 450 476,506
Series 2021A , RB , 5.00% , 06/01/29 ..... 6,850 7,294,284

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Purdue University
Series EE , RB , 5.00% , 07/01/26 ........ USD 290 $ 290,548
Series 2025B , RB , 5.00% , 07/01/29 ..... 6,120 6,549,331
Series 2025B , RB , 5.00% , 07/01/30 ..... 5,645 6,152,211
76,711,330
Iowa — 0.3%
City of Des Moines, Series 2019A, GO,
5.00%, 06/01/26 ................. 5,870 5,870,000
Iowa Finance Authority
Series 2016 , RB , 5.00% , 08/01/26 ...... 1,305 1,310,111
Series 2017 , RB , 5.00% , 08/01/27 ...... 350 359,979
Series 2017 , RB , 5.00% , 08/01/30 ...... 15,800 16,221,874
State of Iowa
Series 2016 , RB , 5.00% , 06/15/26 ...... 1,075 1,075,990
Series 2016 , RB , 5.00% , 06/15/27 ...... 215 215,416
Series 2016A , RB , 5.00% , 06/01/28 ..... 4,065 4,073,284
Series 2019A , RB , 5.00% , 06/01/30 ..... 1,545 1,646,575
30,773,229
Kansas — 0.3%
City of Lawrence, Series 2025, RB,
5.00%, 11/01/30 ................. 3,305 3,626,693
Johnson County Unified School District
No. 229 Blue Valley, Series 2015-B, GO,
3.00%, 10/01/26 ................. 4,025 4,025,097
Johnson County Unified School District No.
512 Shawnee Mission, Series 2015A, GO,
3.25%, 10/01/28 ................. 2,660 2,660,273
Kansas Development Finance Authority, Series
2026A, RB, 5.00%, 05/01/31 ......... 3,000 3,300,733
State of Kansas Department of Transportation
Series 2024A , RB , 5.00% , 09/01/27 ..... 5,000 5,153,365
Series 2025A , RB , 5.00% , 09/01/27 ..... 2,000 2,061,346
Series 2024A , RB , 5.00% , 09/01/28 ..... 4,150 4,367,398
Series 2017A , RB , 5.00% , 09/01/29 ..... 2,025 2,085,648
Series 2024A , RB , 5.00% , 09/01/29 ..... 4,000 4,292,689
Series 2024A , RB , 5.00% , 09/01/30 ..... 420 459,097
Series 2025A , RB , 5.00% , 09/01/30 ..... 1,540 1,683,355
33,715,694
Kentucky — 0.7%
Fayette County School District, Series 2025, GO,
5.00%, 02/01/30 (ST INTERCEPT) ..... 7,475 8,052,554
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 09/01/26 ......... 660 663,591
Series B , RB , 5.00% , 09/01/26 ......... 835 839,543
Series B , RB , 5.00% , 11/01/26 ( SAP ) .... 5,290 5,338,770
Series A , RB , 5.00% , 09/01/27 ......... 880 904,904
Series B , RB , 5.00% , 09/01/27 ......... 835 858,630
Series A , RB , 5.00% , 10/01/27 ......... 690 710,835
Series B , RB , 5.00% , 11/01/27 ( SAP ) .... 1,400 1,412,945
Series A , RB , 5.00% , 10/01/28 ......... 415 436,923
Series A , RB , 5.00% , 04/01/29 ......... 2,300 2,444,445
Series A , RB , 5.00% , 10/01/29 ......... 1,885 2,022,411
RB , 5.00% , 04/01/30 ............... 1,625 1,655,255
Series A , RB , 5.00% , 04/01/30 ......... 2,750 2,976,278
Series B , RB , 5.00% , 09/01/30 ......... 19,910 21,696,461
Series A , RB , 5.00% , 10/01/30 ......... 145 158,214
Series 2024B , RB , 5.00% , 11/01/30 ..... 150 163,815
Kentucky Turnpike Authority
Series 2016A , RB , 5.00% , 07/01/26 ..... 2,020 2,023,391
Series 2026A , RB , 5.00% , 07/01/27 ..... 1,315 1,347,976
Series 2024A , RB , 5.00% , 07/01/28 ..... 200 209,868
Series 2024A , RB , 5.00% , 07/01/29 ..... 2,610 2,793,658
Security
Par (000)
Par (000) Value
Kentucky (continued)
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. USD 4,850 $ 4,948,314
Louisville & Jefferson County Metropolitan Sewer
District, Series 2025A, RB, 5.00%, 05/15/30 13,495 14,658,210
Louisville Water Co., Series 2015, RB,
3.00%, 11/15/27 ................. 6,860 6,860,646
83,177,637
Louisiana — 0.5%
City of New Orleans
Series 2021A , GO , 5.00% , 12/01/29 ..... 5,015 5,284,470
Series 2022 , GO , 5.00% , 12/01/29 ...... 6,160 6,490,994
East Baton Rouge Sewerage Commission
Series 2020A , RB , 5.00% , 02/01/29 ..... 105 111,324
Series 2025A , RB , 5.00% , 02/01/31 ..... 2,500 2,743,003
Louisiana State University & Agricultural &
Mechanical College, Series 2016A, RB,
5.00%, 07/01/29 ................. 1,000 1,001,822
State of Louisiana
Series 2025-B , GO , 5.00% , 06/01/26 .... 2,000 2,000,000
Series 2016B , GO , 5.00% , 08/01/26 ..... 3,360 3,373,160
Series 2016A , GO , 5.00% , 09/01/26 ..... 95 95,562
Series 2021 , RB , 5.00% , 09/01/26 ...... 1,035 1,041,128
Series 2021A , GO , 5.00% , 03/01/27 ..... 65 66,183
Series 2026A , GO , 5.00% , 05/01/27 ..... 2,755 2,816,613
Series 2016B , GO , 5.00% , 08/01/27 ..... 2,025 2,032,912
Series 2019A , RB , 5.00% , 09/01/27 ..... 250 257,637
Series 2024C , GO , 5.00% , 12/01/27 ..... 835 865,653
Series 2023A , GO , 5.00% , 02/01/28 ..... 2,500 2,601,898
Series 2023 , RB , 5.00% , 09/01/28 ...... 1,150 1,209,031
Series 2016A , GO , 5.00% , 09/01/28 ..... 3,000 3,016,371
Series 2023 , RB , 5.00% , 09/01/29 ...... 1,040 1,114,186
Series 2024E , GO , 5.00% , 09/01/29 ..... 2,815 3,025,804
Series 2017-B , GO , 5.00% , 10/01/29 .... 1,000 1,029,517
Series 2025-B , GO , 5.00% , 06/01/30 .... 3,000 3,266,311
Series 2019A , RB , 5.00% , 09/01/30 ..... 3,395 3,557,406
Series 2021 , RB , 5.00% , 09/01/30 ...... 175 190,724
State of Louisiana Gasoline & Fuels Tax
Series 2024A , RB , 5.00% , 05/01/27 ..... 4,750 4,856,229
Series 2024A , RB , 5.00% , 05/01/29 ..... 1,525 1,623,982
Series 2025B , RB , 5.00% , 05/01/29 ..... 4,145 4,426,064
Series 2025B , RB , 5.00% , 05/01/30 ..... 3,000 3,262,486
61,360,470
Maine — 0.4%
Maine Governmental Facilities Authority
Series 2025A , RB , 5.00% , 10/01/29 ..... 680 728,829
Series 2025A , RB , 5.00% , 10/01/30 ..... 725 790,359
Maine Municipal Bond Bank
Series 2026 , RB , 5.00% , 09/01/26 ...... 6,390 6,427,027
Series 2026 , RB , 5.00% , 09/01/27 ...... 3,000 3,089,768
Series 2026 , RB , 5.00% , 09/01/28 ...... 2,000 2,106,432
Series 2026 , RB , 5.00% , 09/01/29 ...... 2,800 3,008,232
Series 2026 , RB , 5.00% , 09/01/30 ...... 2,650 2,899,696
Maine Turnpike Authority
Series 2022 , RB , 5.00% , 07/01/26 ...... 1,000 1,001,891
Series 2025 , RB , 5.00% , 07/01/30 ...... 1,100 1,199,905
Regional School Unit No. 14, Series 2025, GO,
5.00%, 11/01/26 ................. 2,815 2,842,481
State of Maine
Series 2017B , GO , 5.00% , 06/01/26 ..... 115 115,000
Series 2020B , GO , 5.00% , 06/01/26 ..... 45 45,000
Series 2017B , GO , 5.00% , 06/01/27 ..... 80 81,949
Series 2018D , GO , 5.00% , 06/01/27 ..... 4,150 4,251,118

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maine (continued)
Series 2019B , GO , 5.00% , 06/01/27 ..... USD 4,225 $ 4,327,946
Series 2020B , GO , 5.00% , 06/01/27 ..... 95 97,315
Series 2021B , GO , 5.00% , 06/01/27 ..... 3,305 3,385,529
Series 2019B , GO , 5.00% , 06/01/28 ..... 3,410 3,573,540
Series 2020B , GO , 5.00% , 06/01/28 ..... 2,955 3,096,719
Series 2021B , GO , 5.00% , 06/01/28 ..... 1,895 1,985,882
45,054,618
Maryland — 3.5%
County of Anne Arundel
Series 2018 , GO , 5.00% , 10/01/26 ...... 5,635 5,678,495
Series 2026 , GO , 5.00% , 10/01/26 ...... 5,955 6,000,965
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,760 1,795,677
Series 2018 , GO , 5.00% , 10/01/27 ...... 75 77,444
Series 2019 , GO , 5.00% , 10/01/27 ...... 65 67,119
Series 2021 , GO , 5.00% , 10/01/27 ...... 5,625 5,808,337
County of Baltimore
Series 2017 , GO , 4.00% , 11/01/26 ...... 620 623,451
Series 2018 , GO , 5.00% , 03/01/27 ...... 2,025 2,061,689
Series 2026 , GO , 5.00% , 03/01/28 ...... 2,000 2,085,245
Series 2024A , GO , 5.00% , 07/01/29 ..... 5,000 5,365,509
Series 2022 , GO , 5.00% , 03/01/30 ...... 1,750 1,902,201
Series 2026 , GO , 5.00% , 03/01/31 ...... 2,925 3,231,890
County of Frederick, Series 2021A, GO,
5.00%, 10/01/26 ................. 3,100 3,125,073
County of Howard, Series 2017A, GO,
3.00%, 02/15/29 ................. 5,000 5,003,692
County of Montgomery
Series 2020B , GO , 4.00% , 11/01/26 ..... 10 10,059
Series 2017A , GO , 5.00% , 11/01/26 ..... 1,410 1,424,118
Series 2024B , GO , 5.00% , 12/01/26 ..... 10,000 10,120,970
Series 2023A , GO , 5.00% , 08/01/27 ..... 9,380 9,648,534
Series 2020B , GO , 4.00% , 11/01/27 ..... 305 311,392
Series 2025A , GO , 5.00% , 10/01/29 ..... 3,550 3,828,676
Series 2025A , GO , 5.00% , 10/01/30 ..... 10,000 10,983,833
County of Prince George's
Series 2019A , GO , 5.00% , 07/15/26 ..... 11,715 11,748,943
Series 2020A , GO , 5.00% , 07/15/26 ..... 2,510 2,517,272
Series 2020A , GO , 5.00% , 07/15/27 ..... 8,525 8,762,669
Series 2020B , GO , 5.00% , 09/15/27 ..... 110 113,522
Series 2022A , GO , 5.00% , 07/01/28 ..... 4,495 4,723,232
Series 2024A , GO , 5.00% , 08/01/28 ..... 6,105 6,426,684
Series 2021A , GO , 5.00% , 07/01/29 ..... 1,000 1,073,102
Series 2025A , GO , 5.00% , 08/01/29 ..... 2,445 2,628,133
Series 2017A , GO , 3.00% , 09/15/29 ..... 4,375 4,377,242
Series 2022A , GO , 5.00% , 07/01/30 ..... 530 579,254
Series 2025A , GO , 5.00% , 08/01/30 ..... 5,580 6,107,123
Series 2024B , GO , 5.00% , 09/01/30 ..... 105 115,080
Series 2026A , GO , 5.00% , 08/01/31
(a)
.... 10,965 12,176,567
Maryland Stadium Authority, Series 2022A, RB,
5.00%, 06/01/30 ................. 1,125 1,220,992
Maryland State Transportation Authority
Series 2024A , RB , 5.00% , 07/01/28 ..... 2,000 2,100,591
Series 2017 , RB , 3.00% , 07/01/29 ...... 1,030 1,029,888
Series 2017 , RB , 5.00% , 07/01/30 ...... 1,365 1,398,862
Series 2020 , RB , 5.00% , 07/01/30 ...... 2,990 3,260,229
Series 2021A , RB , 5.00% , 07/01/30 ..... 190 207,172
Series 2024A , RB , 5.00% , 07/01/30 ..... 1,500 1,635,566
State of Maryland
Series 2020C-1 , GO , 3.00% , 08/01/26 ... 19,185 19,192,835
Series 2017B , GO , 5.00% , 08/01/26 ..... 1,775 1,781,922
Series 2018-2B , GO , 5.00% , 08/01/26 .... 3,205 3,217,499
Series 2020A-2 , GO , 5.00% , 08/01/26 .... 1,485 1,490,791
Series 2A , GO , 5.00% , 08/01/26 ....... 245 245,955
Series 2017 , GO , 5.00% , 03/15/27 ...... 180 183,449
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2019-1 , GO , 5.00% , 03/15/27 ..... USD 245 $ 249,695
Series 2022-2D , GO , 3.00% , 08/01/27 ... 1,300 1,305,582
Series 2020A-2 , GO , 5.00% , 08/01/27 .... 7,760 7,981,251
Series 2A , GO , 5.00% , 08/01/27 ....... 1,245 1,280,497
Series 2020-2B , GO , 5.00% , 08/01/27 .... 2,385 2,453,000
Series 2018-2B , GO , 5.00% , 08/01/27 .... 185 190,275
Series 2017A , GO , 5.00% , 08/01/27 ..... 3,805 3,913,487
Series 2025B , GO , 5.00% , 08/01/27 ..... 3,050 3,136,961
Series 2021A , GO , 5.00% , 03/01/28 ..... 11,800 12,305,010
Series 2023A , GO , 5.00% , 03/15/28 ..... 10,810 11,282,963
Series 2020A-1 , GO , 5.00% , 03/15/28 .... 1,565 1,633,473
Series 2017 , GO , 5.00% , 03/15/28 ...... 4,280 4,362,158
Series 2A , GO , 5.00% , 08/01/28 ....... 6,695 7,046,321
Series 2020A-2 , GO , 5.00% , 08/01/28 .... 2,660 2,799,584
Series 2020-2B , GO , 5.00% , 08/01/28 .... 1,000 1,052,475
Series 2023A , GO , 5.00% , 03/15/29 ..... 3,250 3,464,562
Series 2024A , GO , 5.00% , 06/01/29 ..... 4,120 4,411,301
Series 2025A-1 , GO , 5.00% , 06/01/29 .... 5,000 5,353,520
Series 2022-1A , GO , 5.00% , 06/01/29 .... 10,165 10,883,707
Series 2020A , GO , 5.00% , 08/01/29 ..... 3,685 3,958,682
Series 2025B , GO , 5.00% , 08/01/29 ..... 2,200 2,363,392
Series 2015 , GO , 3.25% , 08/01/30 ...... 9,000 9,000,504
Series 2020A , GO , 5.00% , 08/01/30 ..... 1,455 1,593,051
State of Maryland Department of Transportation
Series 2016 , RB , 4.00% , 09/01/26 ...... 2,610 2,619,144
Series 2018 , RB , 5.00% , 10/01/26 ...... 515 519,131
Series 2019 , RB , 5.00% , 10/01/26 ...... 445 448,569
Series 2018 , RB , 5.00% , 10/01/27 ...... 10,570 10,654,968
Series 2022B , RB , 5.00% , 12/01/28 ..... 1,725 1,828,147
Series 2025A , RB , 5.00% , 04/01/29 ..... 5,000 5,334,605
Series 2019 , RB , 3.00% , 10/01/29 ...... 9,000 9,004,288
Series 2018 , RB , 5.00% , 10/01/29 ...... 2,000 2,014,502
Series 2020 , RB , 5.00% , 10/01/29 ...... 4,805 5,178,521
Series 2025A , RB , 5.00% , 04/01/30 ..... 12,485 13,576,862
Series 2017 , RB , 5.00% , 09/01/30 ...... 2,525 2,595,442
Series 2019 , RB , 3.00% , 10/01/30 ...... 2,620 2,621,378
University System of Maryland
Series 2017A , RB , 4.00% , 04/01/29 ..... 6,100 6,149,004
Series 2026A , RB , 5.00% , 04/01/31 ..... 5,780 6,376,557
Series 2026B , RB , 5.00% , 04/01/31 ..... 7,220 7,965,180
Washington Suburban Sanitary Commission
Series 2018 , RB , 5.00% , 06/01/26 ( GTD ) .. 630 630,000
Series 2020 , RB , 5.00% , 06/01/26 ( GTD ) .. 8,980 8,980,000
Series 2021 , RB , 5.00% , 06/01/26 ( GTD ) .. 6,475 6,475,000
Series 2020 , RB , 5.00% , 06/01/27 ( GTD ) .. 3,545 3,631,731
Series 2020 , RB , 5.00% , 12/01/27 ( GTD ) .. 120 124,405
Series 2016 , RB , 5.00% , 06/01/28 ( GTD ) .. 1,445 1,446,744
Series 2021 , RB , 5.00% , 06/01/30 ( GTD ) .. 195 212,977
Series 2026 , RB , 5.00% , 06/01/30 ( GTD ) .. 6,440 7,033,687
Series 2026 , RB , 5.00% , 06/01/31 ( GTD ) .. 6,790 7,531,742
392,442,978
Massachusetts — 3.1%
City of Boston
Series 2026B , GO , 5.00% , 06/01/27
(a)
.... 2,000 2,048,859
Series 2020A , GO , 5.00% , 11/01/27 ..... 1,000 1,034,789
Series 2025A , GO , 5.00% , 02/01/29 ..... 4,380 4,663,021
Series 2017A , GO , 3.00% , 04/01/29 ..... 5,000 4,996,642
Series 2025A , GO , 5.00% , 02/01/30 ..... 5,900 6,411,281
Series 2026B , GO , 5.00% , 06/01/31
(a)
.... 5,000 5,557,741
City of Cambridge, Series 2021, GO,
5.00%, 02/15/30 ................. 130 141,565
Commonwealth of Massachusetts
Series 2016B , GO , 4.00% , 07/01/26 ..... 205 205,205
Series 2016B , GO , 5.00% , 07/01/26 ..... 2,945 2,950,971

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2015D , GO , 5.00% , 09/01/26 ..... USD 4,455 $ 4,461,009
Series 2020E , GO , 5.00% , 11/01/26 ..... 2,120 2,142,114
Series 2017E , GO , 5.00% , 11/01/26 ..... 440 444,590
Series 2019E , GO , 3.00% , 12/01/26 ..... 14,205 14,219,026
Series 2016H , GO , 5.00% , 12/01/26 ..... 1,195 1,210,053
Series 2019C , GO , 5.00% , 05/01/27 ..... 1,965 2,010,027
Series 2020D , GO , 5.00% , 07/01/27 ..... 1,910 1,961,827
Series 2016B , GO , 5.00% , 07/01/27 ..... 3,865 3,969,876
Series A , GO , 5.00% , 07/01/27 ........ 3,610 3,707,957
Series 2017D , GO , 5.00% , 07/01/27 ..... 2,475 2,542,159
Series 2018B , GO , 5.00% , 07/01/27 ..... 2,915 2,994,098
Series 2021A , GO , 5.00% , 09/01/27 ..... 2,420 2,495,744
Series 2018C , GO , 5.00% , 09/01/27 ..... 10 10,313
Series C , GO , 5.00% , 10/01/27 ........ 150 155,009
Series 2023A , GO , 5.00% , 05/01/28 ..... 3,275 3,432,368
Series 2025A , GO , 5.00% , 07/01/28 ..... 4,500 4,729,330
Series 2021A , GO , 5.00% , 09/01/28 ..... 2,830 2,985,119
Series 2016I , GO , 5.00% , 12/01/28 ...... 4,155 4,200,382
Series 2024A , GO , 5.00% , 03/01/29 ..... 11,215 11,957,763
Series 2024B , GO , 5.00% , 05/01/29 ..... 3,030 3,242,072
Series 2025A , GO , 5.00% , 07/01/29 ..... 4,000 4,294,747
Series 2016A , GO , 5.00% , 07/01/29 ..... 1,640 1,642,989
Series 2016I , GO , 5.00% , 12/01/29 ...... 1,205 1,217,502
Series 2018B , GO , 5.00% , 01/01/30 ..... 1,135 1,178,800
Series 2022A , GO , 5.00% , 02/01/30 ..... 160 173,690
Series 2025A , GO , 5.00% , 07/01/30 ..... 5,405 5,913,661
Series 2025E , GO , 5.00% , 08/01/30 ..... 12,545 13,745,156
Series 2004A , GO , 5.50% , 08/01/30
( AMBAC ) ..................... 20,825 22,891,146
Series 2018C , GO , 5.00% , 09/01/30 ..... 185 202,986
Series 2019G , GO , 5.00% , 09/01/30 ..... 1,565 1,683,823
Series 2022A , GO , 5.00% , 10/01/30 ..... 245 269,199
Series 2024B , GO , 5.00% , 11/01/30 ..... 3,395 3,735,571
Series 2025G , GO , 5.00% , 12/01/30 ..... 3,400 3,746,307
Series 2022A , GO , 5.00% , 02/01/31 ..... 1,745 1,926,283
Series 2026A , GO , 5.00% , 07/01/31 ..... 5,000 5,555,404
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
5.00%, 07/01/27 ................. 715 716,422
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/26 ..... 6,070 6,081,997
Series 2006A , RB , 5.25% , 07/01/28 ..... 9,000 9,503,876
Series 2016A , RB , 0.00% , 07/01/29
(b)
.... 4,730 4,319,105
Series 2024A , RB , 5.00% , 07/01/29 ..... 5,000 5,365,201
Series 2025B , RB , 5.00% , 07/01/30 ..... 1,250 1,367,586
Massachusetts Clean Water Trust (The)
Series 2022 , RB , 5.00% , 02/01/27 ...... 1,000 1,016,527
Series 23A , RB , 5.00% , 02/01/27 ....... 2,115 2,149,955
Series 23B , RB , 5.00% , 02/01/27 ....... 3,800 3,862,803
Series 24B , RB , 5.00% , 02/01/27 ....... 1,250 1,270,659
Series 27 , RB , 5.00% , 02/01/27 ........ 2,005 2,038,137
Series 23B , RB , 5.00% , 02/01/28 ....... 205 213,561
Series 24A , RB , 5.00% , 02/01/28 ....... 1,125 1,171,981
Series 24B , RB , 5.00% , 02/01/28 ....... 1,775 1,849,125
Series 27 , RB , 5.00% , 02/01/28 ........ 10,000 10,417,606
Series 27 , RB , 5.00% , 02/01/30 ........ 3,210 3,492,756
Series 27 , RB , 5.00% , 02/01/31 ........ 1,000 1,105,694
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(b)
.................... 4,610 4,402,310
Massachusetts Development Finance Agency
Series 2023FF , RB , 5.00% , 10/01/26 .... 1,000 1,007,920
Series 2020A , RB , 5.00% , 10/15/26 ..... 12,965 13,082,000
Series 2026A , RB , 5.00% , 02/15/27 ..... 655 666,474
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2016A , RB , 5.00% , 07/15/27 ..... USD 280 $ 280,749
Series 2024B , RB , 5.00% , 02/15/30 ..... 225 244,308
Series 2020A , RB , 5.00% , 10/15/30 ..... 1,940 2,131,742
Series 2026A , RB , 5.00% , 02/15/31 ..... 5,000 5,523,906
Massachusetts School Building Authority, Series
2025B, RB, 5.00%, 02/15/30 ......... 10,000 10,852,249
Massachusetts State College Building Authority,
Series 2025A, RB, 5.00%, 05/01/29 ..... 3,755 4,019,457
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/27 ..... 4,975 5,042,714
Series 2019A , RB , 5.00% , 01/01/27 ..... 9,900 10,034,748
Massachusetts Water Resources Authority
Series 2025E , RB , VRDN, ( TD Bank NA LIQ ),
1.57% , 06/09/26
(c)
............... 18,930 18,930,000
Series 2026D , RB , 5.00% , 08/01/27
(a)
.... 1,590 1,635,122
Series 2026D , RB , 5.00% , 08/01/28
(a)
.... 5,000 5,263,669
Series 2026D , RB , 5.00% , 08/01/30
(a)
.... 4,000 4,385,340
Series 2026D , RB , 5.00% , 08/01/31
(a)
.... 2,000 2,228,703
Series 2016C , RB , 5.00% , 08/01/34 ..... 10,000 10,036,441
Series 2016D , RB , 5.00% , 08/01/37 ..... 1,250 1,254,555
Series 2016B , RB , 5.00% , 08/01/40 ..... 5,080 5,098,512
Series 2016C , RB , 5.00% , 08/01/40 ..... 6,155 6,177,429
University of Massachusetts Building Authority
Series 2026-2 , RB , 5.00% , 11/01/26 ..... 2,500 2,524,823
Series 2021-1 , RB , 5.00% , 11/01/27 ..... 11,010 11,374,323
Series 2021-1 , RB , 5.00% , 11/01/28 ..... 825 871,906
352,070,565
Michigan — 1.3%
Great Lakes Water Authority Sewage Disposal
System
Series 2018B , RB , 5.00% , 07/01/29 ..... 8,045 8,603,208
Series 2025A , RB , 5.00% , 07/01/30 ..... 2,000 2,177,681
Series 2026B , RB , 5.00% , 07/01/30
(a)
.... 4,500 4,894,330
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/26 ......... 640 641,205
Series 2026A , RB , 5.00% , 07/01/27
(a)
.... 1,190 1,220,743
Series 2024A , RB , 5.00% , 07/01/29 ..... 4,955 5,298,806
Series 2026D , RB , VRDN,
3.45% , 07/01/30
(a) (c)
.............. 910 916,611
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,060 1,154,171
Series D , RB , 5.00% , 07/01/30 ......... 3,500 3,506,379
Howell Public Schools, Series 2025II, GO,
5.00%, 05/01/30 (Q-SBLF) .......... 1,000 1,083,036
Karegnondi Water Authority
Series 2024 , RB , 5.00% , 11/01/26 ( BAM ) .. 2,950 2,978,182
Series 2024 , RB , 5.00% , 11/01/27 ( BAM ) .. 1,420 1,465,383
Series 2024 , RB , 5.00% , 11/01/28 ( BAM ) .. 1,350 1,423,018
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 1,985 2,132,866
Lansing Board of Water & Light, Series 2026A,
RB, VRDN, 5.00%, 07/01/31
(c)
........ 7,350 8,069,022
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/27 ..... 10,225 10,305,478
Series 2024A , RB , 5.00% , 10/01/30 ..... 3,185 3,494,101
Series 2018 , RB , 5.00% , 11/01/30 ...... 1,000 1,049,464
Michigan State Building Authority
Series 2025I , RB , 5.00% , 04/15/27 ...... 2,055 2,097,588
Series 2020I , RB , 5.00% , 10/15/27 ...... 915 944,946
Series 2023II , RB , 5.00% , 10/15/28 ..... 5,700 6,020,426
Series 2016I , RB , 5.00% , 10/15/29 ...... 3,030 3,055,708
Series 2023II , RB , 5.00% , 10/15/29 ..... 790 851,589
Series 2025I , RB , 5.00% , 04/15/30 ...... 5,845 6,361,274
Series 2020I , RB , 5.00% , 10/15/30 ...... 135 148,196

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan (continued)
Michigan State University
Series 2020A , RB , 5.00% , 08/15/26 ..... USD 2,455 $ 2,466,648
Series 2023A , RB , 5.00% , 02/15/28 ..... 2,400 2,498,471
Series 2023A , RB , 5.00% , 08/15/28 ..... 3,750 3,943,842
Series 2025A , RB , 5.00% , 02/15/29 ..... 2,000 2,125,314
Series 2025A , RB , 5.00% , 08/15/29 ..... 1,750 1,878,294
Series 2025A , RB , 5.00% , 02/15/30 ..... 1,250 1,354,504
Series 2025A , RB , 5.00% , 08/15/30 ..... 1,120 1,224,447
Plymouth-Canton Community School District,
Series 2026, GO, 5.00%, 05/01/27
(a)
..... 6,235 6,368,834
Portage Public Schools, Series 2026, GO,
5.00%, 11/01/30
(a)
................ 2,445 2,667,569
State of Michigan
Series 2016 , RB , 5.00% , 03/15/27 ...... 7,580 7,719,261
Series 2018 , GO , 4.00% , 05/01/28 ...... 5,010 5,015,360
Series 2018 , GO , 4.00% , 05/01/29 ...... 7,000 7,006,471
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/28 ..... 11,165 11,819,076
Series 2023 , RB , 5.00% , 11/15/28 ...... 1,500 1,587,874
Series 2023 , RB , 5.00% , 11/15/29 ...... 130 140,454
University of Michigan
Series 2019A , RB , 5.00% , 04/01/30 ..... 1,505 1,603,520
Series 2017A , RB , 5.00% , 04/01/42 ..... 5,110 5,209,282
Wayne County Airport Authority, Series 2025E,
RB, 5.00%, 12/01/30 .............. 1,750 1,914,694
146,437,326
Minnesota — 1.9%
City of Minneapolis
Series 2021 , GO , 4.00% , 12/01/26 ...... 2,235 2,250,669
Series 2017 , GO , 3.00% , 12/01/27 ...... 25 25,003
Series 2025 , GO , 5.00% , 12/01/29 ...... 1,790 1,935,150
Series 2025 , GO , 5.00% , 12/01/30 ...... 2,425 2,668,966
County of Hennepin
Series 2019B , GO , 5.00% , 12/15/26 ..... 1,660 1,680,853
Series 2020C , GO , 5.00% , 12/15/26 ..... 5,365 5,432,395
Series 2019B , GO , 5.00% , 12/15/27 ..... 85 88,096
Series 2016C , GO , 5.00% , 12/01/28 ..... 1,500 1,590,217
Series 2020C , GO , 5.00% , 12/15/29 ..... 125 135,369
Metropolitan Council
Series 2021C , GO , 5.00% , 12/01/26 ..... 2,780 2,813,491
Series 2021C , GO , 5.00% , 12/01/29 ..... 1,315 1,421,632
Series 2017C , GO , 4.00% , 03/01/30 ..... 750 757,438
Minneapolis Special School District No. 1, Series
2022C, COP, 5.00%, 02/01/30 (SD CRED
PROG) ...................... 100 108,417
Minneapolis-St. Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/28 ......... 3,170 3,213,345
Series 2023A , RB , 5.00% , 01/01/29 ..... 2,230 2,360,464
Series A , RB , 5.00% , 01/01/29 ......... 5,420 5,495,927
Series 2023A , RB , 5.00% , 01/01/30 ..... 1,100 1,185,380
Minnesota Public Facilities Authority State
Revolving Fund
Series 2023B , RB , 5.00% , 03/01/28 ..... 20,110 20,963,615
Series 2023A , RB , 5.00% , 03/01/29 ..... 3,500 3,729,110
Series 2016A , RB , 5.00% , 03/01/29 ..... 4,750 4,758,132
State of Minnesota
Series 2016A , GO , 5.00% , 08/01/26 ..... 30 30,122
Series 2025E , GO , 5.00% , 08/01/26 ..... 5,000 5,020,345
Series 2023D , GO , 5.00% , 08/01/26 ..... 4,000 4,016,276
Series 2020A , GO , 5.00% , 08/01/26 ..... 3,205 3,218,041
Series 2019B , GO , 5.00% , 08/01/26 ..... 765 768,113
Series 2018B , GO , 5.00% , 08/01/26 ..... 185 185,753
Series 2019A , GO , 5.00% , 08/01/26 ..... 230 230,936
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2021A , GO , 5.00% , 09/01/26 ..... USD 14,215 $ 14,302,405
Series 2017D , GO , 5.00% , 10/01/26 ..... 235 236,940
Series 2016B , GO , 4.00% , 08/01/27 ..... 3,910 3,919,241
Series 2019A , GO , 5.00% , 08/01/27 ..... 225 231,599
Series 2022A , GO , 5.00% , 08/01/27 ..... 7,525 7,745,704
Series 2018A , GO , 5.00% , 08/01/27 ..... 45 46,320
Series 2016D , GO , 5.00% , 08/01/27 ..... 180 180,703
Series 2021B , GO , 5.00% , 09/01/27 ..... 365 376,470
Series 2017A , GO , 5.00% , 10/01/27 ..... 2,105 2,175,576
Series 2019A , GO , 5.00% , 08/01/28 ..... 445 468,458
Series 2023E , GO , 5.00% , 08/01/28 ..... 17,460 18,380,378
Series 2023D , GO , 5.00% , 08/01/28 ..... 8,480 8,927,010
Series 2018A , GO , 5.00% , 08/01/28 ..... 4,225 4,447,715
Series 2021B , GO , 5.00% , 09/01/28 ..... 3,020 3,184,990
Series 2023 , COP , 5.00% , 11/01/28 ..... 3,550 3,748,160
Series 2025B , GO , 5.00% , 08/01/29 ..... 405 435,476
Series 2025E , GO , 5.00% , 08/01/29 ..... 2,195 2,360,171
Series 2024A , GO , 5.00% , 08/01/29 ..... 15,010 16,139,484
Series 2025D , GO , 5.00% , 08/01/29 ..... 8,520 9,161,120
Series 2017D , GO , 3.00% , 10/01/29 ..... 6,000 6,013,039
Series 2023 , COP , 5.00% , 11/01/29 ..... 6,340 6,827,755
Series 2025A , GO , 5.00% , 08/01/30 ..... 5,000 5,474,610
Series 2023B , GO , 5.00% , 08/01/30 ..... 305 333,951
Series 2024A , GO , 5.00% , 08/01/30 ..... 155 169,713
Series 2022A , GO , 5.00% , 08/01/30 ..... 140 153,289
Series 2024E , GO , 5.00% , 08/01/30 ..... 9,200 10,073,283
Series 2025E , GO , 5.00% , 08/01/30 ..... 5,000 5,474,610
Series 2023 , COP , 5.00% , 11/01/30 ..... 100 109,471
University of Minnesota
Series 2019B , RB , 5.00% , 10/01/27 ..... 20 20,641
Series 2026A , RB , 5.00% , 04/01/31 ..... 4,000 4,412,842
211,614,379
Mississippi — 0.5%
Mississippi Development Bank
Series A , RB , 5.00% , 08/01/26 ......... 2,020 2,026,954
Series 2024A , RB , 5.00% , 01/01/29 ..... 800 845,837
Series 2024B , RB , 5.00% , 01/01/30 ..... 120 129,497
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/26 ..... 305 306,612
Series 2017A , GO , 5.00% , 10/01/26 ..... 2,645 2,666,304
Series 2017A , GO , 5.00% , 10/01/27 ..... 305 315,104
Series 2017A , GO , 5.00% , 10/01/28 ..... 15,000 15,492,304
Series 2017A , GO , 5.00% , 10/01/30 ..... 2,150 2,219,849
Series 2017A , GO , 5.00% , 10/01/32 ..... 6,645 6,848,213
Series 2018A , GO , 5.00% , 11/01/32 ..... 3,185 3,215,414
Series 2017A , GO , 5.00% , 10/01/33 ..... 4,005 4,127,478
Series 2017A , GO , 5.00% , 10/01/34 ..... 3,040 3,132,967
Series 2016B , GO , 5.00% , 12/01/35 ..... 1,015 1,026,716
Series 2018A , GO , 5.00% , 11/01/36 ..... 2,105 2,125,101
State of Mississippi Gaming Tax
Series 2019A , RB , 5.00% , 10/15/26 ..... 1,000 1,007,641
Series 2015E , RB , 5.00% , 10/15/27 ..... 1,000 1,001,570
Series 2015E , RB , 5.00% , 10/15/28 ..... 4,755 4,763,339
51,250,900
Missouri — 1.1%
City of Kansas City
Series 2017C , RB , 5.00% , 09/01/28 ..... 145 148,664
Series 2025C , RB , 5.00% , 04/01/29 ..... 1,000 1,061,846
Series 2025C , RB , 5.00% , 04/01/30 ..... 1,200 1,295,378
City of Springfield
Series 2025 , RB , 5.00% , 08/01/26 ...... 5,000 5,019,244
Series 2025 , RB , 5.00% , 08/01/28 ...... 2,500 2,629,943
Series 2025 , RB , 5.00% , 08/01/30 ...... 125 136,741

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Missouri (continued)
City of St. Louis
Series 2019C , RB , 5.00% , 07/01/27 ..... USD 2,000 $ 2,046,697
Series 2005 , RB , 5.50% , 07/01/27 ( NPFGC ) 1,000 1,029,404
Series 2005 , RB , 5.50% , 07/01/28 ( NPFGC ) 1,500 1,585,178
Curators of the University of Missouri (The)
Series 2024 , RB , 5.00% , 11/01/26 ...... 6,835 6,904,010
Series 2024 , RB , 5.00% , 11/01/28 ...... 3,400 3,594,130
Series 2024 , RB , 5.00% , 11/01/29 ...... 2,395 2,583,568
Kansas City Industrial Development Authority,
Series 2020B, RB, 5.00%, 03/01/27 ..... 2,955 3,004,327
Missouri Highway & Transportation Commission
Series 2019B , RB , 5.00% , 11/01/26 ..... 5,230 5,283,899
Series 2022A , RB , 5.00% , 05/01/27 ..... 15,000 15,346,470
Series 2025A , RB , 5.00% , 05/01/30 ..... 10,190 11,106,565
Series 2026A , RB , 5.00% , 05/01/31
(a)
.... 8,600 9,522,584
Missouri Joint Municipal Electric Utility
Commission
Series 2025 , RB , 5.00% , 12/01/26 ...... 7,150 7,223,299
Series 2023 , RB , 5.00% , 01/01/27 ...... 1,055 1,067,639
Series 2024 , RB , 5.00% , 01/01/27 ...... 675 683,087
Series 2023 , RB , 5.00% , 01/01/28 ...... 1,600 1,654,390
Series 2024 , RB , 5.00% , 01/01/28 ...... 770 796,175
Series 2025 , RB , 5.00% , 12/01/28 ...... 7,000 7,385,459
Series 2024 , RB , 5.00% , 01/01/29 ...... 1,265 1,334,206
Series 2025 , RB , 5.00% , 12/01/29 ...... 7,175 7,703,520
Series 2023 , RB , 5.00% , 01/01/30 ...... 1,065 1,145,474
Series 2024 , RB , 5.00% , 01/01/30 ...... 1,720 1,845,712
Series 2025 , RB , 5.00% , 12/01/30 ...... 2,800 3,053,848
Series 2024 , RB , 5.00% , 01/01/31 ...... 1,000 1,088,797
Missouri State Board of Public Buildings, Series
2020B, RB, 5.00%, 10/01/27 ......... 4,160 4,285,613
St Louis Community College District, COP,
5.00%, 04/01/30 ................. 8,575 9,282,528
St Louis County School District C-2 Parkway,
Series 2025, GO, 5.50%, 03/01/28 ...... 1,360 1,427,860
122,276,255
Nebraska — 0.4%
City of Lincoln Electric System
Series 2018 , RB , 5.00% , 09/01/28 ...... 150 152,546
Series 2018 , RB , 5.00% , 09/01/29 ...... 1,030 1,046,880
Gretna Public Schools, Series 2022B, GO,
5.00%, 12/15/27 ................. 5,000 5,012,319
Nebraska Public Power District
Series B , RB , 5.00% , 01/01/27 ......... 785 795,822
Series B , RB , 5.00% , 01/01/28 ......... 685 693,887
Series 2023A , RB , 5.00% , 07/01/28 ..... 8,795 9,119,068
Series 2026B , RB , 5.00% , 07/01/28 ..... 2,000 2,072,143
Series 2026A , RB , 5.00% , 07/01/31 ..... 7,885 8,606,297
Omaha Public Power District
Series 2025C , RB , 5.00% , 02/01/27 ..... 2,110 2,142,760
Series 2018A , RB , 5.00% , 02/01/29 ..... 110 114,253
Series 2019A , RB , 5.00% , 02/01/30 ..... 1,275 1,351,188
Series 2024B , RB , 5.00% , 02/01/30 ..... 305 330,183
Series 2025A , RB , 5.00% , 02/01/30 ..... 2,060 2,230,091
Series 2025B , RB , 5.00% , 02/01/30 ..... 1,600 1,732,109
Series 2025B , RB , 5.00% , 02/01/31 ..... 2,000 2,200,201
Series 2026A , RB , 5.00% , 02/01/31
(a)
.... 1,000 1,099,655
Omaha School District, Series 2016, GO,
5.00%, 12/15/29 ................. 1,630 1,649,049
Public Power Generation Agency
Series 2024A , RB , 5.00% , 01/01/27 ..... 1,365 1,383,738
Series 2024A , RB , 5.00% , 01/01/29 ..... 4,190 4,431,041
Series 2024A , RB , 5.00% , 01/01/30 ..... 2,630 2,829,661
Security
Par (000)
Par (000) Value
Nebraska (continued)
Series 2024A , RB , 5.00% , 01/01/31 ..... USD 1,500 $ 1,636,559
50,629,450
Nevada — 1.3%
Clark County School District
Series 2021B , GO , 5.00% , 06/15/26 ..... 7,835 7,841,736
Series 2024C , GO , 5.00% , 06/15/26 ..... 4,780 4,784,109
Series 2020B , GO , 5.00% , 06/15/27 ( BAM ) 5,245 5,375,866
Series 2025B , GO , 5.00% , 06/15/27 ..... 3,000 3,072,984
Series 2018B , GO , 5.00% , 06/15/28 ( BAM ) 220 230,189
Series 2019B , GO , 5.00% , 06/15/28 ..... 5,000 5,231,564
Series 2020A , GO , 5.00% , 06/15/28 ..... 500 523,156
Series 2024B , GO , 5.00% , 06/15/29 ..... 11,185 11,916,515
Series 2025B , GO , 5.00% , 06/15/30 ..... 6,115 6,631,014
Series 2026A , GO , 5.00% , 06/15/31 ..... 5,000 5,501,562
County of Clark
Series 2017 , RB , 5.00% , 07/01/26 ...... 1,470 1,472,538
Series 2016B , GO , 5.00% , 11/01/27 ..... 15,030 15,172,487
Series 2017 , RB , 5.00% , 07/01/28 ...... 2,370 2,429,717
Series 2017 , GO , 2.38% , 11/01/28 ...... 4,650 4,567,428
Series 2016B , GO , 5.00% , 11/01/28 ..... 800 807,626
Series 2016A , GO , 5.00% , 11/01/28 ..... 10,350 10,369,864
Series 2017 , RB , 5.00% , 07/01/29 ...... 2,200 2,253,055
Series 2017 , GO , 2.50% , 11/01/29 ...... 5,780 5,665,305
Series 2016B , GO , 5.00% , 11/01/29 ..... 2,150 2,170,226
County of Clark Department of Aviation
Series 2019D , RB , 5.00% , 07/01/26 ..... 4,245 4,252,090
Series 2024A , RB , 5.00% , 07/01/26 ..... 3,845 3,851,422
Series 2024A , RB , 5.00% , 07/01/28 ..... 5,000 5,245,028
Series 2024A , RB , 5.00% , 07/01/29 ..... 11,080 11,850,831
Series 2019D , RB , 5.00% , 07/01/30 ..... 2,080 2,222,386
Series 2024A , RB , 5.00% , 07/01/30 ..... 3,015 3,284,804
County of Washoe
Series 2021 , GO , 5.00% , 07/01/26 ...... 5,045 5,054,353
Series 2021 , GO , 5.00% , 07/01/27 ...... 1,535 1,574,091
Las Vegas Valley Water District
Series 2021A , GO , 5.00% , 06/01/26 ..... 4,000 4,000,000
Series 2022A , GO , 5.00% , 06/01/26 ..... 5,825 5,825,000
State of Nevada Highway Improvement, Series
2018, RB, 5.00%, 12/01/30 .......... 2,680 2,806,988
145,983,934
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank
Series 2025B , RB , 5.00% , 08/15/27 ..... 1,000 1,028,858
Series 2016D , RB , 4.00% , 08/15/28 ..... 1,500 1,503,456
Series 2017B , RB , 5.00% , 08/15/28 ( ST
INTERCEPT ) .................. 1,620 1,666,560
Series 2025B , RB , 5.00% , 08/15/30 ..... 1,025 1,119,477
State of New Hampshire, Series 2023A, GO,
5.00%, 02/15/27 ................. 2,475 2,517,305
7,835,656
New Jersey — 3.9%
County of Hudson
Series 2020 , GO , 3.00% , 11/15/28 ...... 9,000 9,048,093
Series 2020 , GO , 3.00% , 11/15/30 ...... 8,620 8,624,622
County of Monmouth, Series 2022ACDE, GO,
5.00%, 01/15/28 ................. 4,620 4,807,058
Garden State Preservation Trust, Series 2005A,
RB, 5.75%, 11/01/28 .............. 4,910 5,125,073
New Jersey Economic Development Authority
Series XX , RB , 4.25% , 06/15/26 ........ 3,070 3,071,153
Series 2021QQQ , RB , 5.00% , 06/15/26 ... 875 875,743
Series 2018FFF , RB , 5.00% , 06/15/26 .... 3,000 3,002,548

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) ..................... USD 10,000 $ 10,068,001
Series 2022A , RB , 5.00% , 11/01/26 ..... 1,100 1,110,371
Series B , RB , 5.00% , 11/01/26 ......... 3,050 3,078,755
Series XX , RB , 5.25% , 06/15/27 ........ 1,065 1,066,101
Series 2022A , RB , 5.00% , 11/01/27 ..... 1,235 1,275,517
Series 2023RRR , RB , 5.00% , 03/01/28 ... 39,535 41,137,128
Series 2018FFF , RB , 5.00% , 06/15/28 .... 6,180 6,471,736
Series 2021QQQ , RB , 5.00% , 06/15/28 ... 750 785,405
Series BBB , RB , 5.50% , 06/15/30 ....... 13,160 13,367,677
Series 2017DDD , RB , 5.00% , 06/15/31 ... 1,500 1,538,543
Series 2017DDD , RB , 5.00% , 06/15/32 ... 1,000 1,025,695
Series AAA , RB , 5.50% , 06/15/32 ....... 5,000 5,078,904
New Jersey Educational Facilities Authority
Series 2016A , RB , 5.00% , 07/01/26 ..... 2,045 2,048,833
Series 2016B , RB , 5.00% , 07/01/26 ..... 355 355,665
Series 2022A , RB , 5.00% , 03/01/27 ..... 19,560 19,923,206
Series 2024A , RB , 5.00% , 05/15/27 ..... 3,435 3,511,906
Series 2024A , RB , 5.00% , 08/01/27 ..... 6,885 7,073,271
Series 2021C , RB , 5.00% , 03/01/29 ..... 4,800 5,117,241
Series 2016A , RB , 5.00% , 07/01/29 ..... 1,120 1,122,071
Series A-1 , RB , VRDN, 5.00% , 07/01/31
(c)
. 10,000 10,926,576
New Jersey Transportation Trust Fund Authority
Series 2021A , RB , 5.00% , 06/15/26 ..... 1,070 1,070,909
Series 2006C , RB , 0.00% , 12/15/26
( AMBAC )
(b)
.................... 2,730 2,687,558
Series 2010A , RB , 0.00% , 12/15/26
(b)
.... 3,095 3,046,884
Series 2018A , RB , 5.00% , 12/15/26 ..... 2,085 2,110,630
Series 2021A , RB , 5.00% , 06/15/27 ..... 5,755 5,893,456
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 1,460 1,462,033
Series 2010A , RB , 0.00% , 12/15/27
(b)
.... 16,465 15,736,088
Series 2006C , RB , 0.00% , 12/15/27 ( BHAC-
CR, MBIA )
(b)
................... 10,935 10,458,831
Series 2018A , RB , 5.00% , 12/15/27 ..... 3,500 3,624,791
Series 2018A , RB , 5.00% , 06/15/28 ..... 3,240 3,244,321
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 5,510 5,517,348
Series 2023AA , RB , 5.00% , 06/15/28 .... 4,920 5,152,256
Series 2008A , RB , 0.00% , 12/15/28
(b)
.... 6,870 6,367,505
Series 2019A , RB , 5.00% , 12/15/28 ..... 14,125 14,920,067
Series 2018A , RB , 5.00% , 12/15/28 ..... 3,505 3,702,289
Series 2016A-1 , RB , 5.00% , 06/15/29 .... 8,075 8,085,719
Series 2006C , RB , 0.00% , 12/15/29
(b)
.... 5,145 4,626,509
Series 2018A , RB , 5.00% , 06/15/30 ..... 6,070 6,077,857
Series 2025AA , RB , 5.00% , 06/15/30 .... 4,100 4,442,878
Series 2006C , RB , 0.00% , 12/15/30
( NPFGC )
(b)
.................... 4,500 3,903,351
Series 2018A , RB , 5.00% , 06/15/31 ..... 4,900 4,906,147
New Jersey Turnpike Authority
Series 2017E , RB , 5.00% , 01/01/27 ..... 2,950 2,990,496
Series 2020D , RB , 5.00% , 01/01/28 ..... 1,300 1,327,045
Series 2017A , RB , 5.00% , 01/01/29 ..... 3,920 3,974,860
Series 2017B , RB , 5.00% , 01/01/29 ..... 1,000 1,037,378
Series 2025B , RB , 5.00% , 01/01/29 ..... 15,000 15,898,012
Series 2017A , RB , 5.00% , 01/01/30 ..... 3,480 3,527,181
Series 2017E , RB , 5.00% , 01/01/30 ..... 4,520 4,684,848
Series 2025B , RB , 5.00% , 01/01/30 ..... 25,690 27,750,649
Series 2025B , RB , 5.00% , 01/01/31 ..... 6,950 7,626,886
State of New Jersey
Series 2020A , GO , 5.00% , 06/01/26 ..... 23,545 23,545,000
Series 2020A , GO , 5.00% , 06/01/27 ..... 11,940 12,227,349
GO , 5.00% , 06/01/28 ............... 5,000 5,120,403
Series 2020A , GO , 5.00% , 06/01/28 ..... 18,650 19,536,987
Series 2020A , GO , 5.00% , 06/01/29 ..... 5,060 5,407,177
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2020A , GO , 4.00% , 06/01/30 ..... USD 20,710 $ 21,731,908
444,060,498
New Mexico — 0.8%
New Mexico Finance Authority
Series 2018A , RB , 5.00% , 06/15/26 ..... 470 470,410
Series 2021A , RB , 5.00% , 06/15/26 ..... 2,365 2,367,065
Series 2025C , RB , 5.00% , 12/15/26 ..... 1,500 1,518,924
Series 2018A , RB , 4.00% , 06/01/29 ..... 5,765 5,915,557
Series 2021A , RB , 5.00% , 06/15/29 ..... 120 128,283
Series 2025C , RB , 5.00% , 12/15/29 ..... 1,130 1,220,390
Series 2018A , RB , 5.00% , 06/15/30 ..... 4,320 4,510,781
Series 2021A , RB , 5.00% , 06/15/30 ..... 5,245 5,710,629
Series 2025C , RB , 5.00% , 12/15/30 ..... 6,560 7,208,479
State of New Mexico
Series 2026 , GO , 5.00% , 03/01/27 ...... 15,000 15,266,140
Series 2023 , GO , 5.50% , 03/01/28 ...... 5,275 5,540,063
Series 2025 , GO , 5.00% , 03/01/29 ...... 5,000 5,324,005
State of New Mexico Severance Tax Permanent
Fund
Series 2021A , RB , 5.00% , 07/01/26 ..... 7,865 7,879,541
Series 2022A , RB , 5.00% , 07/01/26 ..... 15,000 15,027,732
Series 2025A , RB , 5.00% , 07/01/29 ..... 1,460 1,560,766
Series 2025A , RB , 5.00% , 07/01/30 ..... 8,600 9,363,333
89,012,098
New York — 13.0%
Battery Park City Authority
Series 2019D-2 , RB , VRDN, ( TD Bank NA
SBPA ), 2.80% , 06/02/26
(c)
.......... 6,750 6,750,000
Series 2019D-1 , RB , VRDN, ( TD Bank NA
SBPA ), 2.84% , 06/02/26
(c)
.......... 8,890 8,890,000
Series 2023B , RB , 5.00% , 11/01/28 ..... 2,000 2,125,616
Buffalo Municipal Water Finance Authority,
Series 2026B, RB, 5.00%, 07/01/29 (BAM) . 770 828,377
City of New York
Series 2025, Sub-Series G-3 , GO , VRDN,
( TD Bank NA SBPA ), 2.80% , 06/02/26
(c)
7,550 7,550,000
Series 2025G, Sub-Series G-2 , GO ,
VRDN, ( Bank of America NA SBPA ),
2.85% , 06/02/26
(c)
............... 16,500 16,500,000
Series B-5 , GO , VRDN, ( Barclays Bank plc
SBPA ), 2.85% , 06/02/26
(c)
.......... 5,000 5,000,000
Series 2016A-5 , GO , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 2.85% , 06/02/26
(c)
20,000 20,000,000
Series 2026H, Sub-Series H-2 , GO , VRDN,
( JPMorgan Chase Bank NA SBPA ),
2.85% , 06/02/26
(c)
............... 17,000 17,000,000
Series 2018B-4 , GO , VRDN, ( Barclays Bank
plc SBPA ), 2.85% , 06/02/26
(c)
....... 14,440 14,440,000
Series 2008J-9 , GO , 3.00% , 08/01/26 .... 90 90,032
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 3,630 3,644,463
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 145 145,578
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 11,445 11,490,601
Series 2020-1 , GO , 5.00% , 08/01/26 ..... 2,480 2,489,881
Series 2019E , GO , 5.00% , 08/01/26 ..... 330 331,315
Series 2018C , GO , 5.00% , 08/01/26 ..... 280 281,116
Series 2021C , GO , 5.00% , 08/01/26 ..... 715 717,849
Series 2018A , GO , 5.00% , 08/01/26 ..... 840 843,347
Series A , GO , 5.00% , 08/01/26 ........ 700 702,789
Series C , GO , 5.00% , 08/01/26 ........ 2,365 2,374,423
Series E , GO , 5.00% , 08/01/26 ........ 2,315 2,324,224
Series 2008J-11 , GO , 5.00% , 08/01/26 ... 720 722,869
Series 2008J-10 , GO , 5.00% , 08/01/26 ... 830 833,307
Series 2022-1 , GO , 5.00% , 09/01/26 ..... 1,245 1,252,498

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021F-1 , GO , 5.00% , 03/01/27 .... USD 2,710 $ 2,760,321
Series 2006I, Sub-Series I-A , GO ,
5.00% , 04/01/27 ................ 1,135 1,158,481
Series 2021C , GO , 5.00% , 08/01/27 ..... 1,830 1,883,245
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 4,000 4,116,383
Series E , GO , 5.00% , 08/01/27 ........ 2,325 2,334,321
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/27 ................ 9,300 9,570,590
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 3,610 3,715,035
Series 2018A , GO , 5.00% , 08/01/27 ..... 335 344,747
Series 2018C , GO , 5.00% , 08/01/27 ..... 1,090 1,121,714
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 12,680 13,048,933
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 128,637
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/27 ................ 3,000 3,093,521
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 16,000 16,565,698
Series 2026G , GO , 5.00% , 02/01/28 ..... 430 447,527
Series 2008L-6 , GO , 5.00% , 04/01/28 .... 2,035 2,124,393
Series 2018-1 , GO , 5.00% , 08/01/28 ..... 2,750 2,821,708
Series 2008J-5 , GO , 5.00% , 08/01/28 .... 2,730 2,871,365
Series E , GO , 5.00% , 08/01/28 ........ 3,300 3,311,752
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 5,000 5,258,911
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 4,925 5,180,027
Series 2023A-1 , GO , 5.00% , 09/01/28 .... 2,010 2,117,867
Series 2023B-1 , GO , 5.00% , 10/01/28 .... 1,125 1,187,493
Series 2024C , GO , 5.00% , 03/01/29 ..... 2,750 2,918,487
Series 2024D , GO , 5.00% , 04/01/29 ..... 4,200 4,464,597
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 4,140 4,400,817
Series 2006I, Sub-Series I-A , GO ,
5.00% , 04/01/29 ................ 100 106,300
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/29 ................ 5,000 5,348,977
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/29 ................ 1,095 1,098,825
Series 2025A , GO , 5.00% , 08/01/29 ..... 7,500 8,023,465
Series E , GO , 5.00% , 08/01/29 ........ 445 446,555
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 10,335 11,056,335
Series 2025F , GO , 5.00% , 08/01/29 ..... 7,500 8,023,466
Series 2024E , GO , 5.00% , 08/01/29 ..... 1,345 1,438,875
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/29 ................ 2,500 2,678,654
Series 2026G , GO , 5.00% , 02/01/30 ..... 5,000 5,387,592
Series 2024C , GO , 5.00% , 03/01/30 ..... 4,180 4,510,578
Series 2024D , GO , 5.00% , 04/01/30 ..... 1,705 1,842,515
Series 2024A , GO , 5.00% , 08/01/30 ..... 2,250 2,444,737
Series 2021A-1 , GO , 5.00% , 08/01/30 .... 155 168,415
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/30 ................ 21,590 23,458,606
Series 2025A , GO , 5.00% , 08/01/30 ..... 5,150 5,595,730
Series 2026, Sub-Series F-1 , GO ,
5.00% , 08/01/30 ................ 2,000 2,173,099
Series 2025F , GO , 5.00% , 08/01/30 ..... 5,000 5,432,748
Series 2026D , GO , 5.00% , 10/01/30 ..... 5,000 5,446,485
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 2,555 2,727,362
Series 2018B-1 , GO , 5.25% , 10/01/30 .... 1,305 1,345,713
Series 2026, Sub-Series F-1 , GO ,
5.00% , 08/01/31 ................ 2,225 2,451,406
City of Yonkers
Series 2026D , GO , 5.00% , 08/01/29 ..... 500 537,735
Series 2026D , GO , 5.00% , 08/01/30 ..... 810 887,794
Empire State Development Corp.
Series 2017C , RB , 5.00% , 03/15/27 ..... 11,400 11,623,399
Series 2020C , RB , 5.00% , 03/15/27 ..... 4,020 4,096,395
Series 2022A , RB , 5.00% , 09/15/27 ..... 25,130 25,940,365
Series 2017A , RB , 5.00% , 03/15/28 ..... 2,615 2,666,245
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022A , RB , 5.00% , 09/15/28 ..... USD 26,825 $ 28,353,899
Series 2020A , RB , 5.00% , 03/15/29 ..... 190 203,047
Series 2017A , RB , 5.00% , 03/15/30 ..... 1,000 1,017,892
Hudson Yards Infrastructure Corp., Series
2017A, RB, 5.00%, 02/15/27 ......... 10,005 10,183,089
Long Island Power Authority
Series 2025C , RB , VRDN, ( Royal Bank of
Canada LOC ), 1.55% , 06/09/26
(c)
..... 18,250 18,250,000
Series 2026A , RB , VRDN, ( Bank of America
NA LOC ), 1.55% , 06/09/26
(c)
........ 11,000 11,000,000
Series 2021B , RB , VRDN, 1.50% , 09/01/26
(c)
390 388,162
Series 1998A , RB , 0.00% , 12/01/26 ( AGM )
(b)
1,500 1,478,752
Series 2019A , RB , 5.00% , 09/01/27 ..... 1,800 1,855,887
Series 2022B , RB , VRDN, 5.00% , 09/01/27
(c)
5,340 5,409,952
Series 2024A , RB , 5.00% , 09/01/27 ..... 700 721,734
Series 2025B , RB , VRDN, 3.00% , 09/01/28
(c)
9,975 9,980,197
Series 2024A , RB , 5.00% , 09/01/28 ..... 1,000 1,055,691
Series 2023F , RB , 5.00% , 09/01/28 ..... 3,340 3,526,007
Series 2024B , RB , VRDN, 3.00% , 09/01/29
(c)
14,075 14,043,286
Series 2024A , RB , 5.00% , 09/01/29 ..... 625 673,912
Series 2025 , RB , 5.00% , 09/01/30 ...... 1,500 1,647,673
Metropolitan Transportation Authority
Series 2005D2 , RB , VRDN, ( Bank of America
NA LOC ), 2.85% , 06/02/26
(c)
........ 5,690 5,690,000
Series 2015E-1 , RB , VRDN, ( Barclays Bank
plc LOC ), 2.85% , 06/02/26
(c)
........ 10,000 10,000,000
Series 2015E-3 , RB , VRDN, ( Bank of
America NA LOC ), 2.85% , 06/02/26
(c)
.. 3,150 3,150,000
Series 2012, Sub-Series G-3 , RB ,
VRDN, ( Royal Bank of Canada LOC ),
2.90% , 06/02/26
(c)
............... 4,615 4,615,000
Series 2020E , RB , 4.00% , 11/15/26 ..... 3,540 3,563,490
Series 2016B , RB , 5.00% , 11/15/26 ..... 12,295 12,431,897
Series 2017B , RB , 5.00% , 11/15/26 ..... 1,430 1,445,922
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 9,430 9,534,997
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 505,567
Series 2017C-2 , RB , 0.00% , 11/15/27
(b)
... 1,500 1,437,060
Series 2020E , RB , 5.00% , 11/15/27 ..... 5,000 5,171,724
Series 2016D , RB , 5.00% , 11/15/27 ..... 6,995 7,061,487
Series 2025B , RB , 5.00% , 11/15/28 ..... 1,470 1,553,560
Series 2020E , RB , 5.00% , 11/15/28 ..... 6,500 6,869,483
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 1,720 1,792,666
Series 2016D , RB , 5.00% , 11/15/28 ..... 2,000 2,019,144
Series 2018B , RB , 5.00% , 11/15/28 ..... 1,400 1,479,581
Series A-2 , RB , 5.00% , 11/15/28 ....... 9,110 9,276,345
Series 2016D , RB , 5.00% , 11/15/29 ..... 1,865 1,882,687
Series 2025A , RB , 5.00% , 11/15/29 ..... 500 538,300
Series 2025B , RB , 5.00% , 11/15/29 ..... 13,665 14,711,742
Series 2015A-2 , RB , VRDN,
5.00% , 05/15/30
(c)
............... 7,000 7,498,699
Series 2017D , RB , 5.00% , 11/15/30 ..... 2,710 2,819,204
Series 2025B , RB , 5.00% , 11/15/30 ..... 14,935 16,337,783
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2008A-1 , RB , VRDN, ( TD Bank NA
LOC ), 2.80% , 06/02/26
(c)
........... 1,250 1,250,000
Series 2016A , RB , 5.25% , 11/15/29 ..... 11,530 11,666,484
Monroe County Industrial Development Corp.,
Series 2025A, RB, 5.00%, 07/01/30 ..... 1,425 1,562,295
New York City Municipal Water Finance Authority
Series 2014AA-3 , RB , VRDN, ( TD Bank NA
SBPA ), 2.80% , 06/02/26
(c)
.......... 8,465 8,465,000
Series 2011FF-1 , RB , VRDN, ( Bank of
America NA SBPA ), 2.85% , 06/02/26
(c)
. 9,525 9,525,000

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2011FF-2 , RB , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 2.85% , 06/02/26
(c)
USD 20,000 $ 20,000,000
Series 2023CC , RB , VRDN, ( Barclays Bank
plc SBPA ), 2.85% , 06/02/26
(c)
....... 7,915 7,915,000
Series AA-2 , RB , VRDN, ( JPMorgan Chase
Bank NA SBPA ), 2.85% , 06/02/26
(c)
... 1,100 1,100,000
Series BB , RB , VRDN, ( TD Bank NA SBPA ),
1.55% , 06/09/26
(c)
............... 10,000 10,000,000
Series 2026DD , RB , 5.00% , 06/15/27 .... 8,320 8,535,714
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 1,750 1,772,528
Series 2024BB-2 , RB , 5.00% , 06/15/28 ... 5,715 6,005,739
Series 2026DD , RB , 5.00% , 06/15/28 .... 2,045 2,149,035
Series 2024BB-2 , RB , 5.00% , 06/15/29 ... 3,250 3,491,362
Series 2020EE , RB , 5.00% , 06/15/30 .... 100 109,492
Series 2025CC , RB , 5.00% , 06/15/30 .... 1,000 1,094,918
Series 2026DD , RB , 5.00% , 06/15/30 .... 1,330 1,456,241
Series BB-2 , RB , 5.00% , 06/15/30 ...... 4,945 5,065,900
Series 2025CC , RB , 5.00% , 06/15/31 .... 3,170 3,527,807
New York City Transitional Finance Authority
Building Aid
Series 2019S-2A , RB , 5.00% , 07/15/26
( SAW ) ....................... 1,565 1,569,598
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 150 154,283
Series 2019S-2A , RB , 5.00% , 07/15/27
( SAW ) ....................... 125 128,569
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ....................... 205 210,853
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. 280 287,995
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 150 153,842
Series 2019S-3A , RB , 5.00% , 07/15/30
( SAW ) ....................... 6,440 6,748,112
Series 2026S-2 , RB , 5.00% , 07/15/30 ( SAW ) 4,405 4,826,537
New York City Transitional Finance Authority
Future Tax Secured
Series 2019, Sub-Series B-4 , RB , VRDN,
( JPMorgan Chase Bank NA SBPA ),
2.85% , 06/02/26
(c)
............... 2,120 2,120,000
Series 2019A-4 , RB , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 2.85% , 06/02/26
(c)
11,740 11,740,000
Series 2025, Sub-Series H-3 , RB ,
VRDN, ( Bank of America NA SBPA ),
2.85% , 06/02/26
(c)
............... 7,100 7,100,000
Series B , RB , 5.00% , 08/01/26 ......... 350 351,341
Series 2022B-1 , RB , 5.00% , 08/01/26 .... 780 783,001
Series 2023C-1 , RB , 5.00% , 11/01/26 .... 2,000 2,020,277
Series C , RB , 5.00% , 11/01/26 ......... 525 530,323
Series 2021A , RB , 5.00% , 11/01/26 ..... 6,045 6,106,287
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 12,070 12,192,370
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 10,545 10,651,909
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 3,715 3,752,664
Series 2023B-1 , RB , 5.00% , 11/01/26 .... 8,980 9,071,043
Series 2019A-1 , RB , 5.00% , 08/01/27 .... 2,315 2,379,654
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 15,485 16,001,782
Series 2023B-1 , RB , 5.00% , 11/01/27 .... 12,525 12,942,998
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/27 ................ 7,500 7,750,298
Series 2021G-1 , RB , 5.00% , 11/01/27 .... 2,925 3,022,616
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,075 1,110,876
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 475 490,852
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/28 ................ 1,410 1,465,357
Series 2024B , RB , 5.00% , 05/01/28 ..... 4,000 4,180,706
Series 2025C , RB , 5.00% , 05/01/28 ..... 3,000 3,148,848
Security
Par (000)
Par (000) Value
New York (continued)
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/28 ................ USD 2,500 $ 2,636,481
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 5,560 5,863,534
Series 2024D-1 , RB , 5.00% , 11/01/28 .... 12,680 13,372,232
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/28 ................ 8,000 8,436,739
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/29 ................ 1,470 1,556,820
Series 2024G-1 , RB , 5.00% , 05/01/29 .... 8,225 8,753,134
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/29 ................ 1,250 1,330,264
Series 2025D , RB , 5.00% , 05/01/29 ..... 55 58,532
Series B , RB , 5.00% , 08/01/29 ......... 1,275 1,279,668
Series 2026C , RB , 5.00% , 11/01/29 ..... 2,050 2,202,084
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/29
(a)
............... 410 440,178
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 20,850 22,396,805
Series C , RB , 5.00% , 11/01/29 ......... 4,000 4,085,297
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/29 ................ 10,000 10,741,873
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/29 ................ 3,500 3,759,656
Series 2025E , RB , 5.00% , 11/01/29 ..... 9,800 10,527,036
Series 2021F-1 , RB , 5.00% , 11/01/29 .... 555 596,174
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/30 ................ 1,800 1,940,968
Series 2026B , RB , 5.00% , 05/01/30 ..... 10,000 10,830,747
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/30 ................ 1,165 1,261,782
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/30 ................ 370 403,900
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/30 ................ 21,500 23,469,862
Series 2025G, Sub-Series G-1 , RB ,
5.00% , 11/01/30 ................ 200 218,237
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/30
(a)
............... 2,525 2,754,961
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/30 ................ 2,420 2,641,724
Series 2010, Sub-Series F-5 , RB ,
5.00% , 02/01/31 ................ 1,425 1,559,981
Series 2001C , RB , 5.00% , 02/01/31 ..... 1,790 1,946,337
New York State Dormitory Authority
Series 2019D , RB , 5.00% , 02/15/27 ..... 4,275 4,345,175
Series 2017A , RB , 5.00% , 02/15/27 ..... 320 325,592
Series 2018A , RB , 5.00% , 03/15/27 ..... 9,565 9,752,440
Series 2018C , RB , 5.00% , 03/15/27 ..... 4,625 4,717,462
Series 2019A , RB , 5.00% , 03/15/27 ..... 5,735 5,847,385
Series 2025B , RB , 5.00% , 07/01/27 ..... 1,590 1,632,972
Series 2026A , RB , 5.00% , 10/01/27 ( SAW )
(a)
1,715 1,767,177
Series 2016A , RB , 5.00% , 03/15/28 ..... 380 382,605
Series 2025C , RB , 5.00% , 03/15/28 ..... 1,250 1,304,243
Series 2021E , RB , 5.00% , 03/15/28 ..... 18,130 18,916,742
Series 2026A , RB , 5.00% , 03/15/28 ..... 1,330 1,387,715
Series 2021A , RB , 5.00% , 03/15/28 ..... 14,235 14,852,721
Series 2020A , RB , 5.00% , 03/15/28 ..... 7,750 8,097,092
Series 2025A , RB , 5.00% , 07/01/28 ..... 2,700 2,836,529
Series 2024A , RB , 5.00% , 07/01/28 ..... 15,000 15,587,222
Series 2024A , RB , 5.00% , 10/01/28 ..... 2,900 3,059,202
Series 2017A , RB , 5.00% , 02/15/29 ..... 10,000 10,174,747
Series 2023A , RB , 5.00% , 03/15/29 ..... 11,630 12,428,633
Series 2024A , RB , 5.00% , 03/15/29 ..... 9,935 10,583,378
Series 2024B , RB , 5.00% , 03/15/29 ..... 2,750 2,933,851
Series 2025A , RB , 5.00% , 03/15/29 ..... 5,145 5,488,968

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016A , RB , 5.00% , 07/01/29 ..... USD 315 $ 317,971
Series 2025A , RB , 5.00% , 07/01/29 ..... 4,210 4,517,759
Series 2026A , RB , 5.00% , 10/01/29 ( SAW )
(a)
5,000 5,358,314
Series 2025A , RB , 5.00% , 10/01/29 ..... 7,905 8,517,663
Series 2017A , RB , 5.00% , 02/15/30 ..... 6,430 6,532,122
Series 2016A , RB , 5.00% , 02/15/30 ..... 1,000 1,004,503
Series 2025C , RB , 5.00% , 03/15/30 ..... 4,515 4,909,635
Series 2025A , RB , 5.00% , 03/15/30 ..... 13,750 14,957,770
Series 2024A , RB , 5.00% , 03/15/30 ..... 5,570 6,056,848
Series 2019A , RB , 5.00% , 03/15/30 ..... 6,070 6,451,884
Series 2018A , RB , 5.00% , 03/15/30 ..... 1,725 1,812,521
Series 2016A , RB , 5.00% , 03/15/30 ..... 10,000 10,068,715
Series 2005B , RB , 5.50% , 03/15/30 ( AMBAC ) 1,000 1,105,346
Series 2025A , RB , 5.00% , 07/01/30 ..... 3,530 3,862,350
Series 2025B , RB , 5.00% , 07/01/30 ..... 1,905 2,084,356
Series 2023A-2 , RB , 5.00% , 09/15/30 .... 9,265 10,090,873
Series 2026A , RB , 5.00% , 10/01/30 ( SAW )
(a)
9,515 10,349,699
Series 2026A , RB , 5.00% , 10/01/30 ..... 1,205 1,332,409
Series 2017A , RB , 5.00% , 02/15/31 ..... 2,000 2,030,635
Series 2025A , RB , 5.00% , 03/15/31 ..... 2,590 2,868,395
Series 2026A , RB , 5.00% , 03/15/31 ..... 5,000 5,525,575
Series 2024A , RB , 5.00% , 03/15/31 ..... 1,000 1,105,115
Series 2026A , RB , 5.00% , 10/01/31
(a)
.... 8,165 9,035,760
New York State Environmental Facilities Corp.
Series 2016A , RB , 4.00% , 06/15/26 ..... 25 25,014
Series 2017A , RB , 5.00% , 06/15/27 ..... 3,785 3,885,891
Series 2018A , RB , 5.00% , 06/15/27 ..... 70 71,866
Series 2021A , RB , 5.00% , 06/15/27 ..... 650 667,326
Series 2022A , RB , 5.00% , 06/15/27 ..... 2,750 2,823,302
Series 2026A , RB , 5.00% , 06/15/27 ..... 1,250 1,283,319
Series 2016A , RB , 5.00% , 06/15/29 ..... 4,345 4,348,705
Series 2024A , RB , 5.00% , 06/15/29 ..... 10,000 10,745,693
Series 2017A , RB , 5.00% , 06/15/30 ..... 2,835 2,906,970
Series 2026A , RB , 5.00% , 06/15/31 ..... 4,000 4,457,494
New York State Thruway Authority
Series 2026A , RB , 5.00% , 01/01/27 ..... 700 710,100
Series P , RB , 5.00% , 01/01/27 ......... 1,000 1,014,136
Series P , RB , 5.00% , 01/01/29 ......... 3,710 3,946,468
Series Q , RB , 5.00% , 01/01/29 ........ 10,000 10,637,380
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 5,000 5,335,668
Series Q , RB , 5.00% , 01/01/30 ........ 10,000 10,859,231
Series 2025A , RB , 5.00% , 03/15/30 ..... 5,000 5,435,141
Series Q , RB , 5.00% , 01/01/31 ........ 2,500 2,762,782
Port Authority of New York & New Jersey
Series 250 , RB , 5.00% , 10/15/26 ....... 5,000 5,045,496
Series 205 , RB , 5.00% , 11/15/26 ....... 580 586,397
Series 230 , RB , 4.00% , 12/01/26 ....... 415 418,075
Series 222 , RB , 5.00% , 07/15/27 ....... 510 524,046
Series 250 , RB , 5.00% , 10/15/27 ....... 5,000 5,171,877
Series 230 , RB , 4.00% , 12/01/27 ....... 665 680,274
Series 243 , RB , 5.00% , 12/01/27 ....... 1,850 1,919,579
Series 230 , RB , 4.00% , 12/01/28 ....... 1,500 1,558,857
Series 243 , RB , 5.00% , 12/01/28 ....... 5,835 6,207,702
Series 248 , RB , 5.00% , 01/15/30 ....... 1,310 1,425,174
Series 250 , RB , 5.00% , 10/15/30 ....... 5,000 5,517,257
Triborough Bridge & Tunnel Authority
Series 2005B-4A , RB , VRDN, ( TD Bank NA
LOC ), 2.80% , 06/02/26
(c)
........... 1,715 1,715,000
Series 2005B-2 , RB , VRDN, ( Bank of
America NA LOC ), 1.55% , 06/09/26
(c)
.. 19,800 19,800,000
Series 2005A , RB , VRDN, ( Barclays Bank plc
LOC ), 1.60% , 06/09/26
(c)
........... 11,940 11,940,000
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 4,950 5,003,918
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/27 ................ 660 682,927
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023A , RB , 5.00% , 11/15/27 ..... USD 10,900 $ 11,281,125
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 5,635 5,798,160
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 5,965 6,137,715
Series 2021A-2 , RB , VRDN,
2.00% , 05/15/28
(c)
............... 4,000 3,900,716
Series 2022B , RB , 5.00% , 05/15/28 ..... 3,500 3,672,307
Series 2023A , RB , 5.00% , 11/15/28 ..... 485 512,593
Series 2023B , RB , 5.00% , 11/15/28 ..... 5,000 5,260,381
Series 2022D-1A , RB , 5.00% , 11/15/28 ... 990 1,049,479
Series 2013A , RB , 0.00% , 11/15/29
(b)
.... 4,235 3,818,103
Series B , RB , 5.00% , 11/15/29 ......... 5,120 5,232,894
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/29 ................ 1,040 1,119,023
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/29 ................ 1,025 1,102,883
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/30 ................ 1,365 1,492,130
Series B , RB , 5.00% , 11/15/30 ......... 1,000 1,021,709
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/31 ................ 1,695 1,878,404
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 06/15/28 ..... 4,965 4,969,234
Series 2016A , RB , 5.00% , 12/15/28 ..... 1,565 1,567,990
Series 2022TE-1 , RB , 5.00% , 12/15/28 ... 8,500 8,612,653
Series 2023TE-1 , RB , 5.00% , 12/15/28 ... 3,000 3,033,946
Series 2022TE-1 , RB , 5.00% , 12/15/29 ... 1,485 1,619,576
Series 2016B , RB , 5.00% , 12/15/30 ..... 1,025 1,026,917
Series 2025TE-2 , RB , 5.00% , 12/15/30 ... 2,830 3,003,327
Series 2023TE-1 , RB , 5.00% , 06/15/31 ... 1,095 1,176,065
1,469,877,720
North Carolina — 2.1%
City of Charlotte
Series 2021A , GO , 5.00% , 06/01/26 ..... 1,455 1,455,000
Series 2026A , COP , 5.00% , 12/01/26 .... 2,610 2,640,140
Series 2026A , COP , 5.00% , 12/01/27 .... 2,185 2,262,920
Series 2025A , RB , 5.00% , 07/01/29 ..... 2,435 2,608,137
Series 2023B , COP , 5.00% , 06/01/30 .... 1,000 1,089,365
Series 2021A , RB , 5.00% , 07/01/30 ..... 1,750 1,906,603
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,500 1,634,231
Series 2026A , COP , 5.00% , 12/01/30 .... 3,175 3,487,059
City of Charlotte Water & Sewer System
Series 2022A , RB , 5.00% , 07/01/30 ..... 100 109,533
Series 2024 , RB , 5.00% , 07/01/30 ...... 310 339,552
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/28 ................. 2,360 2,494,455
City of Raleigh
Series 2016A , GO , 5.00% , 09/01/26 ..... 3,095 3,114,031
Series 2024 , RB , 5.00% , 10/01/30 ...... 100 109,576
City of Raleigh Combined Enterprise System
Series 2023 , RB , 5.00% , 09/01/27 ...... 1,110 1,144,603
Series 2023 , RB , 5.00% , 09/01/30 ...... 2,500 2,745,170
City of Winston-Salem Water & Sewer System,
Series 2020A, RB, 5.00%, 06/01/26 ..... 5,045 5,045,000
County of Cabarrus
Series 2024B , RB , 5.00% , 08/01/26 ..... 4,510 4,526,671
Series 2024B , RB , 5.00% , 08/01/29 ..... 1,250 1,342,008
County of Guilford
Series 2017 , GO , 5.00% , 03/01/27 ...... 1,000 1,018,193
Series 2017B , GO , 5.00% , 05/01/27 ..... 1,500 1,533,546
Series 2024 , GO , 5.00% , 03/01/28 ...... 5,000 5,213,987
Series 2025 , GO , 5.00% , 03/01/30 ...... 1,565 1,703,394
County of Mecklenburg
Series 2022 , GO , 5.00% , 09/01/26 ...... 1,125 1,131,633
Series 2016B , GO , 5.00% , 12/01/26 ..... 1,780 1,801,444

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2017A , GO , 5.00% , 04/01/27 ..... USD 55 $ 56,115
Series 2015A , GO , 5.00% , 04/01/28 ..... 5,000 5,009,177
Series 2019 , GO , 5.00% , 03/01/30 ...... 5,745 6,120,539
Series 2025 , RB , 5.00% , 02/01/31 ...... 1,830 2,018,421
County of Union, Series 2023, GO,
5.00%, 09/01/27 ................. 5,935 6,113,334
County of Wake
Series 2022A , GO , 5.00% , 02/01/27 ..... 4,725 4,801,828
Series 2019A , GO , 5.00% , 03/01/27 ..... 2,625 2,673,151
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,245 1,270,445
Series 2023A , GO , 5.00% , 05/01/27 ..... 10,630 10,869,679
Series 2022A , GO , 5.00% , 02/01/28 ..... 2,170 2,259,172
Series 2026A , GO , 5.00% , 04/01/28 ..... 5,000 5,226,057
Series 2023A , GO , 5.00% , 05/01/28 ..... 1,015 1,062,993
Series 2023B , GO , 5.00% , 05/01/29 ..... 2,240 2,396,779
Series 2025A , RB , 5.00% , 05/01/29 ..... 2,500 2,672,792
Series 2025A , GO , 5.00% , 04/01/30 ..... 5,560 6,059,405
Series 2026A , GO , 5.00% , 04/01/30 ..... 3,000 3,269,463
Series 2025A , RB , 5.00% , 05/01/30 ..... 2,110 2,300,776
North Carolina Municipal Power Agency No. 1
Series 2016A , RB , 5.00% , 01/01/27 ..... 3,340 3,346,090
Series A , RB , 5.00% , 01/01/27 ......... 1,845 1,855,417
Series 2016A , RB , 5.00% , 01/01/28 ..... 1,250 1,252,344
Series 2016A , RB , 5.00% , 01/01/29 ..... 3,065 3,070,615
Series C , RB , 5.00% , 01/01/29 ......... 3,115 3,135,332
North Carolina State University at Raleigh,
Series 2020A, RB, 5.00%, 10/01/30 ..... 1,610 1,747,764
North Carolina Turnpike Authority, Series 2017,
RB, 5.00%, 01/01/28 .............. 3,200 3,239,653
State of North Carolina
Series 2018A , GO , 5.00% , 06/01/26 ..... 12,795 12,795,000
Series 2025 , RB , 5.00% , 03/01/27 ...... 6,410 6,522,769
Series 2017B , RB , 5.00% , 05/01/27 ..... 875 894,167
Series 2019A , RB , 5.00% , 05/01/27 ..... 210 214,600
Series 2019B , GO , 5.00% , 06/01/27 ..... 9,760 9,996,835
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,240 2,294,356
Series 2025 , RB , 5.00% , 03/01/28 ...... 12,640 13,163,268
Series 2022A , RB , 5.00% , 05/01/28 ..... 2,650 2,771,747
Series 2017B , RB , 5.00% , 05/01/28 ..... 3,830 3,915,168
Series 2020A , GO , 5.00% , 06/01/28 ..... 10,335 10,843,050
Series 2020B , RB , 5.00% , 05/01/29 ..... 3,445 3,680,101
Series 2019 , RB , 5.00% , 03/01/30 ...... 3,640 3,867,860
Series 2025 , RB , 5.00% , 03/01/30 ...... 1,440 1,560,299
Series 2017B , RB , 5.00% , 05/01/30 ..... 3,950 4,030,588
Series 2025B , RB , 5.00% , 05/01/30 ..... 5,000 5,446,231
Series 2025C , GO , 5.00% , 06/01/30 ..... 5,000 5,466,912
Series 2019 , RB , 5.00% , 03/01/31 ...... 6,230 6,600,833
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 4,590 4,617,061
230,964,437
North Dakota — 0.2%
North Dakota Public Finance Authority
Series 2024A , RB , 5.00% , 10/01/28 ..... 10,785 11,386,364
Series 2024A , RB , 5.00% , 10/01/29 ..... 6,315 6,801,706
18,188,070
Ohio — 2.4%
American Municipal Power, Inc.
Series 2023A , RB , 5.00% , 02/15/27 ..... 425 431,186
Series 2023A , RB , 5.00% , 02/15/29 ..... 4,260 4,515,793
Series 2021A , RB , 5.00% , 02/15/30 ..... 1,050 1,130,580
City of Cincinnati Water System, Series C, RB,
5.00%, 12/01/29 ................. 2,520 2,547,896
City of Cleveland
Series 2025A , RB , 5.00% , 01/01/27 ..... 100 101,157
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2025A , RB , 5.00% , 01/01/28 ..... USD 100 $ 103,447
Series 2025A , RB , 5.00% , 01/01/29 ..... 2,300 2,427,478
Series 2025A , RB , 5.00% , 01/01/30 ..... 1,960 2,101,040
Series 2017B-1 , RB , 5.00% , 10/01/30 .... 1,000 1,038,880
City of Columbus
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 1,650 1,653,079
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 5,195 5,283,798
Series 2017-1 , GO , 4.00% , 04/01/27 ..... 155 156,873
Series 2018A , GO , 5.00% , 04/01/27 ..... 410 418,311
Series 2021A , GO , 5.00% , 04/01/27 ..... 425 433,615
Series 2022A , GO , 5.00% , 04/01/27 ..... 3,025 3,086,320
Series 2016-1 , GO , 5.00% , 07/01/27 ..... 815 816,552
Series 2016-1 , GO , 3.00% , 07/01/28 ..... 5,830 5,830,944
Series 2024-1 , GO , 5.00% , 02/15/29 ..... 6,765 7,196,725
Series 2017-1 , GO , 5.00% , 04/01/29 ..... 1,575 1,625,255
Series 2017-1 , GO , 4.00% , 04/01/30 ..... 5,000 5,080,374
Series 2025-1 , GO , 5.00% , 04/01/30 ..... 5,520 6,004,851
Columbus City School District
Series 2026A , GO , 5.00% , 12/01/26 ( SD
CRED PROG ) .................. 2,150 2,175,794
Series 2026A , GO , 5.00% , 12/01/30 ( SD
CRED PROG ) .................. 1,500 1,645,961
County of Hamilton Sewer System, Series
2019A, RB, 5.00%, 12/01/27 ......... 5,000 5,175,312
Cuyahoga Community College District
Series 2026 , GO , 5.00% , 12/01/28 ...... 1,500 1,588,196
Series 2026 , GO , 5.00% , 12/01/30 ...... 2,800 3,078,695
Kent State University
Series 2016 , RB , 5.00% , 05/01/27 ...... 1,000 1,001,650
Series 2016 , RB , 5.00% , 05/01/29 ...... 1,245 1,246,970
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/29 .......... 5,010 5,412,529
Ohio State University (The), Series 2021A, RB,
5.00%, 12/01/26 ................. 905 915,903
Ohio Turnpike & Infrastructure Commission
Series 2022A , RB , 5.00% , 02/15/29 ..... 5,120 5,439,838
Series 2018A , RB , 4.00% , 02/15/30 ..... 5,000 5,101,387
Series 2018A , RB , 5.00% , 02/15/31 ..... 1,035 1,073,150
Ohio Water Development Authority
Series 2016 , RB , 5.00% , 06/01/26 ...... 1,970 1,970,000
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 151,674
Series 2018 , RB , 5.00% , 06/01/28 ...... 21,555 22,457,741
Series 2023A , RB , 5.00% , 12/01/28 ..... 2,000 2,118,093
Series 2026A , RB , 5.00% , 12/01/28 ..... 4,850 5,138,796
Series 2025A , RB , 5.00% , 06/01/29 ..... 3,450 3,691,556
Series 2019 , RB , 5.00% , 12/01/29 ...... 5,630 6,052,459
Series 2026A , RB , 5.00% , 06/01/31 ..... 2,250 2,492,123
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2020B , RB , 5.00% , 06/01/27 ..... 165 169,004
Series 2020A , RB , 5.00% , 06/01/29 ..... 1,110 1,187,718
Series 2023C , RB , 5.00% , 06/01/30 ..... 1,420 1,547,914
Series 2017A , RB , 5.00% , 12/01/30 ..... 5,000 5,114,438
Series 2023C , RB , 5.00% , 12/01/30 ..... 1,455 1,599,173
Series 2024E , RB , 5.00% , 12/01/30 ..... 9,390 10,320,438
Series 2025 , RB , 5.00% , 12/01/30 ...... 5,000 5,495,441
Olentangy Local School District, Series 2026,
GO, 5.00%, 12/01/30 .............. 1,150 1,266,003
State of Ohio
Series 2022A , GO , 4.00% , 06/15/26 ..... 2,800 2,801,537
Series 2021A , GO , 5.00% , 06/15/26 ..... 335 335,313
Series 2015A , GO , 5.00% , 08/01/26 ..... 5,685 5,707,064
Series 2017C , GO , 5.00% , 08/01/26 ..... 235 235,948
Series 2017B , GO , 5.00% , 09/15/26 ..... 8,430 8,489,612
Series 2026A , GO , 5.00% , 09/15/26 ..... 1,000 1,007,071

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2024-1 , RB , 5.00% , 12/15/26 ..... USD 2,500 $ 2,532,617
Series 2021-1A , RB , 5.00% , 12/15/26 .... 75 75,979
Series 2021A , GO , 5.00% , 03/01/27 ..... 1,905 1,940,803
Series U , GO , 5.00% , 05/01/27 ........ 255 260,890
Series Z , GO , 5.00% , 05/01/27 ........ 2,500 2,557,745
Series 2019A , GO , 5.00% , 06/15/27 ..... 405 415,627
Series 2017C , GO , 5.00% , 08/01/27 ..... 35 36,031
Series 2026A , GO , 5.00% , 09/15/27 ..... 3,000 3,097,605
Series 2021A , RB , 5.00% , 10/01/27 ..... 1,035 1,067,354
Series 2025B , GO , 5.00% , 11/01/27 ..... 10,000 10,357,818
Series 2024-1 , RB , 5.00% , 12/15/27 ..... 1,500 1,554,173
Series 2022A , GO , 5.00% , 03/01/28 ..... 1,155 1,206,051
Series 2026A , GO , 5.00% , 03/01/28 ..... 2,680 2,798,455
Series 2026A , GO , 5.00% , 09/15/28 ..... 2,350 2,479,734
Series 2021A , RB , 5.00% , 10/01/28 ..... 1,100 1,160,823
Series 2024-1 , RB , 5.00% , 12/15/28 ..... 1,250 1,322,342
Series 2025B , GO , 5.00% , 11/01/29 ..... 5,000 5,400,991
Series 2024-1 , RB , 5.00% , 12/15/29 ..... 1,500 1,618,405
Series 2019A , GO , 5.00% , 05/01/30 ..... 1,695 1,731,181
Series T , GO , 5.00% , 05/01/30 ......... 9,400 9,600,649
Series 2018A , GO , 5.00% , 09/01/30 ..... 2,000 2,103,978
Series 2023A , GO , 5.00% , 09/01/30 ..... 2,715 2,975,287
Series 2025B , GO , 5.00% , 09/15/30 ..... 4,545 4,983,924
Series 2025C , GO , 5.00% , 11/01/30 ..... 2,500 2,747,280
Series 2025D , GO , 5.00% , 11/01/30 ..... 2,500 2,747,280
Series 2025A , RB , 5.00% , 12/01/30 ..... 8,155 8,963,064
Series 2026-1 , RB , 5.00% , 12/15/30 ..... 2,000 2,194,119
Series 2026A , GO , 5.00% , 03/01/31 ..... 5,000 5,519,189
Series AA , GO , 5.00% , 05/01/31 ....... 5,250 5,810,099
University of Cincinnati, Series 2016A, RB,
5.00%, 06/01/29 ................. 1,545 1,547,470
Upper Arlington City School District, Series
2018A, GO, 5.00%, 12/01/48 ......... 4,125 4,275,749
270,271,367
Oklahoma — 0.5%
City of Oklahoma
Series 2022 , GO , 4.00% , 03/01/28 ...... 4,900 5,023,793
Series 2026 , GO , 5.00% , 03/01/31 ...... 3,480 3,832,208
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/27 ..... 295 298,042
Series 2016A , RB , 5.00% , 06/01/28 ..... 7,680 7,763,472
Series 2016A , RB , 5.00% , 06/01/29 ..... 2,225 2,248,943
Series 2016A , RB , 5.00% , 06/01/30 ..... 310 313,320
Oklahoma Capitol Improvement Authority
Series 2016 , RB , 5.00% , 07/01/28 ...... 2,890 2,895,267
Series 2026A , RB , 5.00% , 07/01/31 ..... 5,000 5,530,833
Oklahoma County Independent School District
No. 12 Edmond
Series 2025 , GO , 4.00% , 08/01/27 ...... 9,500 9,653,568
Series 2025 , GO , 4.00% , 08/01/30 ...... 2,300 2,413,164
Oklahoma County Independent School District
No. 89 Oklahoma City, Series 2023A, GO,
3.00%, 07/01/26 ................. 4,000 4,000,415
Oklahoma Industries Authority
Series 2024 , RB , 5.00% , 04/01/27 ...... 2,045 2,084,068
Series 2024 , RB , 5.00% , 04/01/29 ...... 3,020 3,203,719
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/28 ..... 5,060 5,255,174
Series 2017E , RB , 5.00% , 01/01/29 ..... 2,560 2,594,080
Series 2017E , RB , 4.00% , 01/01/31 ..... 2,845 2,866,028
University of Oklahoma (The)
Series 2024A , RB , 5.00% , 07/01/30 ( BAM ) 195 211,734
Security
Par (000)
Par (000) Value
Oklahoma (continued)
Series 2025A , RB , 5.00% , 07/01/30 ( BAM ) USD 1,305 $ 1,415,937
61,603,765
Oregon — 1.5%
City of Portland, Series 2021A, GO,
5.00%, 06/01/26 ................. 2,665 2,665,000
City of Portland Sewer System
Series 2025B , RB , 5.00% , 06/01/27 ..... 425 435,381
Series 2025B , RB , 5.00% , 06/01/29 ..... 3,760 4,024,385
Series 2025A , RB , 5.00% , 10/01/29 ..... 2,150 2,316,418
City of Portland Water System
Series 2016A , RB , 4.00% , 04/01/28 ..... 6,000 6,003,826
Series 2024A , RB , 5.00% , 05/01/28 ..... 2,500 2,617,058
Series 2024A , RB , 5.00% , 05/01/29 ..... 1,950 2,083,530
Series 2024A , RB , 5.00% , 05/01/30 ..... 1,110 1,209,409
Clackamas Community College District
Series 2025 , GO , 5.00% , 06/15/29 ( GTD ) . 1,000 1,071,745
Series 2025 , GO , 5.00% , 06/15/30 ( GTD ) . 750 819,589
Clackamas County School District No. 7J Lake
Oswego, Series 2026, GO, 5.00%, 06/01/27
(GTD)
(a)
...................... 1,000 1,023,694
County of Clackamas, Series 2016B, GO,
3.00%, 06/01/29 ................. 2,000 2,000,090
County of Washington, GO, 5.00%, 06/01/30 . 4,030 4,405,849
Multnomah County School District No. 1J
Portland
Series 2020 , GO , 5.00% , 06/15/27 ( GTD ) . 3,165 3,244,626
Series 2026 , GO , 5.00% , 06/15/27 ( GTD ) . 1,000 1,025,158
Series 2023 , GO , 5.00% , 06/15/28 ( GTD ) . 15,090 15,831,823
Series 2020 , GO , 5.00% , 06/15/29 ( GTD ) . 1,000 1,070,231
Oregon State Lottery
Series 2025A , RB , 5.00% , 04/01/28 ..... 5,500 5,746,644
Series 2025A , RB , 5.00% , 04/01/29 ..... 8,450 9,013,094
Series 2025A , RB , 5.00% , 04/01/30 ..... 1,000 1,087,454
Series A , RB , 5.00% , 04/01/30 ......... 4,780 4,871,189
Series C , RB , 5.00% , 04/01/30 ......... 13,500 13,757,544
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/27 ...... 1,500 1,501,386
Series 2018 , GO , 5.00% , 06/15/27 ...... 225 225,206
Series 2016 , GO , 5.00% , 06/15/28 ...... 100 100,124
Series 2018 , GO , 5.00% , 06/15/29 ...... 825 826,017
Salem-Keizer School District No. 24J, Series
2009B, GO, 0.00%, 06/15/29 (GTD)
(b)
.... 8,100 7,390,847
State of Oregon
Series 2017A , GO , 5.00% , 05/01/27 ..... 25 25,582
Series 2021A , GO , 5.00% , 05/01/27 ..... 6,140 6,282,949
Series 2021A , GO , 5.00% , 05/01/28 ..... 4,565 4,782,601
Series 2023A , GO , 5.00% , 05/01/28 ..... 4,710 4,934,513
Series F , GO , 5.00% , 05/01/28 ......... 4,580 4,585,710
Series 2023A , GO , 5.00% , 05/01/29 ..... 2,895 3,095,768
Series 2023A , GO , 5.00% , 05/01/30 ..... 515 561,725
Series 2025A , GO , 5.00% , 05/01/30 ..... 9,870 10,765,479
Series 2019D , GO , 5.00% , 06/01/30 ..... 1,115 1,192,294
Series 2023D , GO , 5.00% , 06/01/30 ..... 185 202,106
State of Oregon Department of Transportation
Series A , RB , 5.00% , 11/15/26 ......... 1,080 1,091,715
Series 2024A , RB , 5.00% , 11/15/28 ..... 4,940 5,226,734
Series B , RB , 5.00% , 11/15/28 ......... 6,385 6,536,219
Series 2024 , RB , 5.00% , 05/15/29 ...... 790 844,773
Series B , RB , 5.00% , 11/15/29 ......... 3,800 3,889,997
Series 2024 , RB , 5.00% , 05/15/30 ...... 230 250,691
Series 2024A , RB , 5.00% , 11/15/30 ..... 8,000 8,796,881
Tri-County Metropolitan Transportation District of
Oregon, Series 2018A, RB, 5.00%, 10/01/29 5,020 5,211,669

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Washington & Clackamas Counties School
District No. 23J Tigard-Tualatin, Series 2017,
GO, 5.00%, 06/15/29 (GTD) .......... USD 3,000 $ 3,074,090
Washington & Multnomah Counties School
District No. 48J Beaverton, Series 2025B, GO,
5.00%, 06/15/29 (GTD) ............. 1,250 1,339,303
169,058,116
Pennsylvania — 3.2%
Allegheny County Sanitary Authority, Series
2025, RB, 5.00%, 12/01/30 .......... 1,905 2,089,524
City of Philadelphia
Series 2019A , GO , 5.00% , 08/01/26 ..... 1,000 1,003,696
Series 2025C , GO , 5.00% , 08/01/26 ..... 480 481,774
Series 2019B , GO , 5.00% , 02/01/28 ..... 2,000 2,077,522
Series 2025C , GO , 5.00% , 08/01/29 ..... 5,000 5,350,391
Series 2025C , GO , 5.00% , 08/01/30 ..... 1,250 1,361,219
City of Philadelphia Water & Wastewater
Series 2015B , RB , 5.00% , 07/01/28 ..... 2,640 2,643,973
Series 2024C , RB , 5.00% , 09/01/29 ..... 10,355 11,108,016
Commonwealth of Pennsylvania
Series 2019 , GO , 5.00% , 07/15/26 ...... 5,145 5,159,907
Series 2025B , GO , 5.00% , 08/15/26 ..... 5,000 5,024,556
Series 2024 , GO , 5.00% , 08/15/26 ...... 10,000 10,049,112
Series 2023 , GO , 5.00% , 09/01/26 ...... 1,005 1,011,027
Series 2016 , GO , 5.00% , 09/15/26 ...... 2,985 3,005,760
Series 2017 , GO , 5.00% , 01/01/27 ...... 1,640 1,663,471
Series 2018-1 , GO , 5.00% , 03/01/27 ..... 11,080 11,284,910
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 200 204,546
Series 2025A , GO , 5.00% , 08/15/27 ..... 6,000 6,179,665
Series 2016 , GO , 5.00% , 09/15/27 ...... 17,450 17,569,320
Series 2022-1 , GO , 5.00% , 10/01/27 ..... 14,800 15,290,281
Series 2018-1 , GO , 5.00% , 03/01/28 ..... 21,720 22,664,781
Series 2026 , GO , 5.00% , 04/01/28 ...... 6,970 7,287,681
Series 2026 , GO , 5.00% , 08/01/28 ...... 10,000 10,498,147
Series 2016 , GO , 5.00% , 09/15/28 ...... 2,465 2,481,500
Series 2017 , GO , 4.00% , 01/01/29 ...... 7,950 8,010,708
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 5,000 5,009,429
Series 2026 , GO , 5.00% , 04/01/29 ...... 3,000 3,189,758
Series 2025A , GO , 5.00% , 08/15/29 ..... 2,000 2,141,715
Series 2023-1 , GO , 5.00% , 09/01/29 ..... 18,065 19,361,196
Series 2016 , GO , 5.00% , 09/15/29 ...... 5,265 5,299,781
Series 2026 , GO , 5.00% , 04/01/30 ...... 3,000 3,248,670
Series 2024 , GO , 5.00% , 08/15/30 ...... 3,220 3,508,626
Series 2026 , GO , 5.00% , 04/01/31 ...... 10,000 10,995,449
County of Allegheny, Series C-75, GO,
5.00%, 11/01/29 ................. 1,270 1,281,619
County of Chester
Series 2026A , GO , 5.00% , 07/15/27 ..... 1,000 1,027,205
Series 2016A , GO , 4.00% , 07/15/28 ..... 1,075 1,076,581
County of Montgomery, Series 2022, GO,
5.00%, 07/01/26 ................. 2,260 2,264,409
Lower Merion School District, Series 2020, GO,
5.00%, 11/15/26 (SAW) ............ 1,250 1,262,932
Pennsylvania Higher Educational Facilities
Authority, Series B, RB, 5.00%, 10/01/26 .. 1,675 1,679,297
Pennsylvania State University (The)
Series B , RB , 5.00% , 09/01/28 ......... 5,040 5,069,899
Series 2025A , RB , 5.00% , 09/01/29 ..... 5,000 5,367,961
Series B , RB , 5.00% , 09/01/30 ......... 1,650 1,659,288
Pennsylvania Turnpike Commission
Series 2023B , RB , VRDN, ( TD Bank NA
LOC ), 1.55% , 06/09/26
(c)
........... 27,945 27,945,000
Series 2020 , RB , VRDN, ( TD Bank NA LOC ),
1.55% , 06/09/26
(c)
............... 8,405 8,405,000
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series A-2 , RB , 5.00% , 12/01/26 ....... USD 950 $ 960,733
Series 2025-2 , RB , 5.00% , 12/01/26 ..... 3,000 3,033,895
Series 2016B , RB , 5.00% , 06/01/27 ..... 19,700 19,700,000
Series 2025-1 , RB , 5.00% , 12/01/27 ..... 2,100 2,173,317
Series 2016 , RB , 5.00% , 12/01/27 ...... 6,405 6,477,950
Series 2016B-2 , RB , 5.00% , 06/01/28 .... 825 825,000
Series 2026 , RB , 5.00% , 06/01/28 ...... 5,000 5,217,884
Series 2024 , RB , 5.00% , 12/01/28 ...... 2,870 3,025,190
Series 2016-2B , RB , 5.00% , 06/01/29 .... 7,925 7,925,000
Series 2025-2 , RB , 5.00% , 12/01/29 ..... 3,000 3,237,628
Series 2017A , RB , 5.00% , 12/01/29 ..... 1,085 1,096,624
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,160 1,243,444
Series 2017-2 , RB , 5.00% , 12/01/30 ..... 1,220 1,258,436
Series 2025-1 , RB , 5.00% , 12/01/30 ..... 1,750 1,905,567
Series 2025B , RB , 5.00% , 12/01/30 ..... 2,000 2,190,173
Series 2026 , RB , 5.00% , 12/01/30 ...... 3,000 3,285,259
Series 2026 , RB , 5.00% , 06/01/31 ...... 8,000 8,778,412
Pennsylvania Turnpike Commission Oil
Franchise Tax, Series B, RB, 5.00%, 12/01/30 3,260 3,292,770
Pennsylvania Turnpike Commission Registration
Fee, Series 2025, RB, 5.00%, 07/15/30 ... 850 922,904
Philadelphia Gas Works Co.
Series 17B , RB , 5.00% , 08/01/27 ....... 1,000 1,025,599
Series 15TH , RB , 5.00% , 08/01/29 ...... 1,135 1,162,112
Series 17B , RB , 5.00% , 08/01/29 ....... 1,370 1,460,850
Series 14TH , RB , 5.00% , 10/01/29 ...... 2,010 2,024,803
Pittsburgh Water & Sewer Authority, Series
1998B, RB, 0.00%, 09/01/29 (NPFGC)
(b)
.. 3,930 3,552,149
School District of Philadelphia (The)
(a)
Series 2026B , GO , 5.00% , 09/01/27 ( SAW ) 1,930 1,982,587
Series 2026B , GO , 5.00% , 09/01/31 ( SAW ) 2,250 2,464,032
Temple University-of The Commonwealth
System of Higher Education
Series 2025 , RB , 5.00% , 04/01/28 ( AGC ) . 4,360 4,544,343
Series 2025 , RB , 5.00% , 04/01/29 ...... 3,395 3,608,500
University of Pittsburgh-of the Commonwealth
System of Higher Education, RB,
5.00%, 02/15/29 ................. 2,710 2,872,430
364,542,893
Rhode Island — 0.2%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/28 ..... 3,200 3,339,421
Series 2016B , RB , 5.00% , 06/15/28 ..... 5,970 5,980,645
Rhode Island Health & Educational Building
Corp.
Series 2005A , RB , VRDN, ( TD Bank NA
SBPA ), 1.59% , 06/09/26
(c)
.......... 10,000 10,000,000
Series 2019A , RB , 5.00% , 09/01/29 ..... 1,905 2,044,578
State of Rhode Island, Series 2025C, GO,
5.00%, 08/01/27 ................. 3,010 3,095,820
24,460,464
South Carolina — 0.6%
Charleston Educational Excellence Finance
Corp.
Series 2023 , RB , 5.00% , 12/01/28 ...... 1,660 1,757,645
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,000 1,080,288
City of Charleston Waterworks & Sewer System,
Series 2024A, RB, 5.00%, 01/01/30 ..... 2,720 2,949,915
City of Columbia Waterworks & Sewer System,
Series 2016B, RB, 5.00%, 02/01/27 ..... 70 71,073
Clemson University, Series 2025A, RB,
5.00%, 05/01/30 ................. 2,000 2,173,437

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Carolina (continued)
County of Charleston, Series 2021A, GO,
5.00%, 11/01/26 ................. USD 3,000 $ 3,030,290
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 290 295,276
Fort Mill School District No. 4, Series 2017B,
GO, 3.00%, 03/01/29 (SCSDE) ........ 6,500 6,489,302
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/28 .............. 2,500 2,648,302
Horry County School District, Series 2025, GO,
5.00%, 03/01/29 (SCSDE) ........... 7,805 8,311,201
Lexington County School District No. 1, Series
2017C, GO, 2.50%, 02/01/28 (SCSDE) ... 3,470 3,442,899
Piedmont Municipal Power Agency, Series
2021C, RB, 5.00%, 01/01/31 ......... 5,000 5,047,827
SCAGO Educational Facilities Corp. for Pickens
School District
Series 2025 , RB , 5.00% , 12/01/26 ...... 5,000 5,053,499
Series 2025 , RB , 5.00% , 12/01/28 ...... 1,800 1,903,111
Series 2025 , RB , 5.00% , 12/01/30 ...... 2,860 3,129,747
South Carolina Public Service Authority
Series 2021A , RB , 5.00% , 12/01/26 ..... 625 631,781
Series 2024A , RB , 5.00% , 12/01/26 ..... 900 909,764
Series 2025B , RB , 5.00% , 12/01/28 ..... 1,555 1,641,052
Series 2025B , RB , 5.00% , 12/01/29 ..... 1,280 1,376,545
Series 2026C , RB , 5.00% , 12/01/29 ..... 625 672,141
Series 2022A , RB , 5.00% , 12/01/30 ..... 3,005 3,285,540
Series 2026C , RB , 5.00% , 12/01/30 ..... 1,925 2,104,713
South Carolina Transportation Infrastructure
Bank
Series 2019A , RB , 5.00% , 10/01/26 ..... 1,500 1,511,880
Series 2021B , RB , 5.00% , 10/01/26 ..... 8,620 8,688,271
68,205,499
Tennessee — 0.8%
City of Chattanooga, Series 2025, RB,
5.00%, 09/01/26 ................. 4,415 4,441,030
City of Memphis, Series 2018, GO,
5.00%, 06/01/29 ................. 915 916,637
City of Memphis Light Gas & Water Division
Electric System
Series 2024 , RB , 5.00% , 12/01/27 ...... 1,330 1,377,828
Series 2024 , RB , 5.00% , 12/01/28 ...... 1,205 1,275,280
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,205 1,300,489
County of Hamilton
Series 2024A , GO , 5.00% , 08/01/27 ..... 3,000 3,086,236
Series 2024A , GO , 5.00% , 08/01/28 ..... 3,000 3,158,661
Series 2024A , GO , 5.00% , 08/01/29 ..... 2,990 3,213,860
County of Montgomery, Series 2017, GO,
5.00%, 04/01/27 ................. 215 219,036
County of Washington, Series 2025, GO,
5.00%, 06/01/31 ................. 4,060 4,238,632
County of Wilson, Series 2018, GO,
3.00%, 04/01/29 ................. 5,100 5,093,826
Metropolitan Government of Nashville &
Davidson County
Series 2018 , GO , 5.00% , 07/01/26 ...... 645 646,258
Series 2020B , RB , 5.00% , 07/01/26 ..... 1,575 1,578,073
Series 2021C , GO , 5.00% , 01/01/27 ..... 2,210 2,241,370
Series 2018 , GO , 5.00% , 07/01/27 ...... 2,245 2,304,944
Series 2025 , RB , 5.00% , 07/01/27 ...... 1,380 1,416,848
Series 2024A , GO , 5.00% , 01/01/28 ..... 6,790 7,055,130
Series 2024B , RB , 5.00% , 05/15/29 ..... 1,390 1,485,186
Series 2026D , GO , 5.00% , 01/01/30 ..... 5,000 5,411,748
Series 2025 , RB , 5.00% , 07/01/30 ...... 3,050 3,329,482
Series 2026D , GO , 5.00% , 01/01/31 ..... 10,000 11,010,183
Security
Par (000)
Par (000) Value
Tennessee (continued)
Metropolitan Nashville Airport Authority (The)
Series 2026A , RB , 5.00% , 07/01/29 ..... USD 1,325 $ 1,417,992
Series 2026A , RB , 5.00% , 07/01/30 ..... 1,000 1,089,487
State of Tennessee
Series A , GO , 5.00% , 08/01/26 ........ 30 30,115
Series B , GO , 5.00% , 08/01/26 ........ 740 742,836
Series 2019A , GO , 5.00% , 09/01/26 ..... 2,420 2,434,023
Series 2021A , GO , 5.00% , 11/01/26 ..... 2,755 2,782,010
Series A , GO , 5.00% , 08/01/27 ........ 2,980 2,991,644
Series B , GO , 5.00% , 08/01/27 ........ 3,060 3,071,957
Series 2021A , GO , 5.00% , 11/01/27 ..... 3,080 3,184,969
Series 2023A , GO , 5.00% , 05/01/30 ..... 135 147,369
Tennessee State School Bond Authority
Series 2015B , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 1,150 1,151,892
Series 2022A , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 6,255 6,460,210
Series A , RB , 5.00% , 11/01/27 ( HERBIP ) .. 100 103,281
Series 2015B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 1,995 1,997,904
92,406,426
Texas — 12.9%
Alamo Community College District
Series 2022 , GO , 5.00% , 02/15/27 ...... 3,235 3,289,976
Series 2022 , GO , 5.00% , 02/15/29 ...... 3,140 3,328,875
Aldine Independent School District
Series 2017A , GO , 5.00% , 02/15/29 ( PSF ) 1,465 1,488,806
Series 2024B , GO , 5.00% , 02/15/29 ( PSF ) 2,845 3,018,125
Allen Independent School District
Series 2025A , GO , 5.00% , 02/15/27 ( PSF ) 850 864,986
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 1,750 1,921,407
Alvin Independent School District, Series 2026,
GO, 5.00%, 02/15/30 (PSF) .......... 715 775,382
Argyle Independent School District, Series
2025B-1, GO, VRDN, 4.00%, 08/15/27
(PSF)
(c)
...................... 3,000 3,038,546
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 685 696,593
Series 2023 , GO , 5.00% , 02/15/30 ( PSF ) .. 2,150 2,324,450
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 3,750 4,054,272
Austin Independent School District
Series 2019 , GO , 5.00% , 08/01/26 ( PSF ) .. 35 35,134
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 815 818,118
Series 2021 , GO , 5.00% , 08/01/26 ( PSF ) .. 115 115,440
Series 2019 , GO , 5.00% , 08/01/27 ( PSF ) .. 1,630 1,675,637
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 80 82,240
Series 2023 , GO , 5.00% , 08/01/27 ...... 1,350 1,387,010
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 1,075 1,128,551
Series 2022B , GO , 5.00% , 08/01/28 ( PSF ) 6,900 7,243,721
Bexar County Hospital District, Series 2026, GO,
5.00%, 02/15/31 ................. 1,500 1,628,545
Birdville Independent School District
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 10,225 10,866,497
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 5,000 5,418,569
Board of Regents of the University of Texas
System
Series 2014B , RB , 5.00% , 08/15/26 ..... 1,925 1,933,892
Series 2016B , RB , 5.00% , 08/15/26 ..... 5,055 5,078,351
Series 2016D , RB , 5.00% , 08/15/26 ..... 675 678,118
Series 2016E , RB , 5.00% , 08/15/26 ..... 945 949,365
Series 2016J , RB , 5.00% , 08/15/26 ..... 4,370 4,390,187
Series 2017C , RB , 5.00% , 08/15/26 ..... 4,990 5,013,051
Series 2016E , RB , 5.00% , 08/15/27 ..... 135 138,815
Series 2016J , RB , 5.00% , 08/15/27 ..... 155 155,748

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2021A , RB , 5.00% , 08/15/27 ..... USD 100 $ 102,826
Series 2026A , RB , 5.00% , 08/15/27 ..... 2,895 2,976,801
Series 2026A , RB , 5.00% , 08/15/28 ..... 1,750 1,839,304
Series 2020C , RB , 5.00% , 08/15/28 ..... 245 257,503
Series 2021A , RB , 5.00% , 08/15/28 ..... 5,060 5,318,217
Series 2025A , RB , 5.00% , 08/15/28 ..... 10,000 10,510,310
Series 2019B , RB , 5.00% , 08/15/29 ..... 1,015 1,088,440
Series 2024B , RB , 5.00% , 08/15/29 ..... 6,000 6,434,126
Series 2025A , RB , 5.00% , 08/15/29 ..... 4,350 4,664,742
Series 2026A , RB , 5.00% , 08/15/30 ..... 2,680 2,926,577
Carrollton-Farmers Branch Independent School
District, Series 2023, GO, 5.00%, 02/15/28
(PSF) ....................... 15,135 15,760,109
Central Texas Regional Mobility Authority
Series 2025B , RB , 5.00% , 01/01/29 ..... 1,200 1,266,085
Series 2010 , RB , 0.00% , 01/01/30
(b)
..... 4,900 4,384,604
Series 2021D , RB , 5.00% , 01/01/30 ..... 280 300,465
Series 2025A , RB , 5.00% , 01/01/30 ..... 915 983,641
Series 2025A , RB , 5.00% , 01/01/31 ..... 1,260 1,375,789
Series 2025B , RB , 5.00% , 01/01/31 ..... 1,350 1,471,029
Central Texas Turnpike System
Series 2002-A , RB , 0.00% , 08/15/28
( AMBAC )
(b)
.................... 3,000 2,807,147
Series 2002-A , RB , 0.00% , 08/15/29
( AMBAC )
(b)
.................... 6,500 5,890,878
Series 2024B , RB , VRDN, 5.00% , 08/15/30
(c)
1,750 1,869,207
City of Austin
Series 2021 , GO , 5.00% , 09/01/26 ...... 695 698,932
Series 2025 , GO , 5.00% , 09/01/26 ...... 1,200 1,206,790
Series 2016 , GO , 5.00% , 09/01/27 ...... 1,000 1,005,973
Series 2026A , RB , 5.00% , 11/15/28 ..... 1,875 1,981,444
Series 2024 , GO , 5.00% , 09/01/30 ...... 2,890 3,154,599
Series 2025 , GO , 5.00% , 09/01/30 ...... 4,000 4,366,228
Series 2026A , RB , 5.00% , 11/15/30 ..... 2,000 2,185,832
City of Austin Electric Utility
Series 2020A , RB , 5.00% , 11/15/26 ..... 3,310 3,344,787
Series 2025 , RB , 5.00% , 11/15/30 ...... 2,620 2,864,520
City of Austin Water & Wastewater System
Series 2021 , RB , 5.00% , 11/15/26 ...... 2,045 2,065,806
Series 2024 , RB , 5.00% , 11/15/26 ...... 1,525 1,540,541
Series 2017 , RB , 5.00% , 11/15/28 ...... 2,115 2,189,832
Series 2026 , RB , 5.00% , 11/15/28 ...... 1,400 1,480,826
City of Corpus Christi Utility System
Series 2024 , RB , 5.00% , 07/15/27 ...... 775 794,139
Series 2025 , RB , 5.00% , 07/15/27 ...... 580 595,037
Series 2025 , RB , 5.00% , 07/15/30 ...... 1,000 1,079,409
City of Dallas
Series 2023A , GO , 5.00% , 02/15/28 ..... 4,515 4,697,631
Series 2024A , GO , 5.00% , 02/15/28 ..... 10,000 10,404,498
Series 2024C , GO , 5.00% , 02/15/28 ..... 15,760 16,397,489
Series 2024A , GO , 5.00% , 02/15/29 ..... 1,015 1,076,326
Series 2025 , GO , 5.00% , 02/15/30 ...... 5,000 5,397,148
Series 2024B , GO , 5.00% , 02/15/31 ..... 9,310 10,210,589
Series 2025 , GO , 5.00% , 02/15/31 ...... 5,000 5,483,667
City of Dallas Waterworks & Sewer System
Series 2015A , RB , 5.00% , 10/01/27 ..... 2,000 2,003,497
Series 2016A , RB , 5.00% , 10/01/29 ..... 2,000 2,014,253
City of Denton
Series 2024 , GO , 5.00% , 02/15/29 ...... 10,000 10,612,275
Series 2025 , GO , 5.00% , 02/15/29 ...... 4,455 4,727,769
City of El Paso
Series 2016 , GO , 5.00% , 08/15/28 ...... 1,500 1,506,828
Series 2022A , RB , 5.00% , 03/01/30 ..... 1,135 1,223,424
Series 2025 , RB , 5.00% , 03/01/30 ...... 1,000 1,077,906
Security
Par (000)
Par (000) Value
Texas (continued)
City of Fort Worth, Series 2025, GO,
5.00%, 03/01/30 ................. USD 6,425 $ 6,957,245
City of Fort Worth Water & Sewer System,
Series 2020A, RB, 5.00%, 02/15/28 ..... 1,760 1,834,494
City of Garland Electric Utility System
Series 2024 , RB , 5.00% , 03/01/27 ...... 2,420 2,463,773
Series 2019A , RB , 5.00% , 03/01/28 ..... 3,890 4,043,296
Series 2024 , RB , 5.00% , 03/01/28 ...... 1,400 1,459,573
Series 2024 , RB , 5.00% , 03/01/29 ...... 1,650 1,748,342
City of Georgetown
(a)
Series 2026 , RB , 5.00% , 08/15/27 ...... 1,000 1,027,418
Series 2026 , RB , 5.00% , 08/15/31 ...... 4,340 4,781,829
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/30 (BAM) .......... 1,500 1,609,666
City of Houston
Series 2016A , GO , 5.00% , 03/01/28 ..... 19,700 19,737,150
Series 2017A , GO , 5.00% , 03/01/28 ..... 9,460 9,633,034
Series 2025 , GO , 5.00% , 03/01/29 ...... 6,250 6,629,844
Series 2025 , GO , 5.00% , 03/01/30 ...... 4,025 4,343,490
Series 2019A , GO , 5.00% , 03/01/31 ..... 2,000 2,112,149
City of Houston Combined Utility System
Series 2018C , RB , VRDN, ( Bank of America
NA SBPA ), 1.59% , 06/09/26
(c)
....... 23,100 23,100,000
Series 2024A , RB , 5.00% , 11/15/27 ..... 4,040 4,185,394
Series 1998A , RB , 0.00% , 12/01/27
(b)
.... 2,000 1,914,177
Series 2024A , RB , 5.00% , 11/15/30 ..... 2,730 2,982,390
City of Laredo, GO, 5.00%, 02/15/30 ...... 3,750 4,045,113
City of Lubbock
Series 2026 , GO , 5.00% , 02/15/30 ...... 1,500 1,623,550
Series 2026 , GO , 5.00% , 02/15/31 ...... 1,900 2,086,433
City of Plano, Series 2025, GO, 5.00%, 09/01/27 2,850 2,931,934
City of San Antonio
Series 2024 , GO , 5.00% , 02/01/27 ...... 2,110 2,144,816
Series 2019 , GO , 5.00% , 08/01/27 ...... 385 396,004
Series 2024 , GO , 5.00% , 02/01/29 ...... 1,110 1,178,269
GO , 5.00% , 02/01/30 ............... 6,290 6,801,308
Series 2018 , GO , 3.00% , 08/01/30 ...... 2,000 1,997,441
City of San Antonio Electric & Gas Systems
Series 2022 , RB , VRDN, 2.00% , 12/01/27
(c)
5,340 5,236,503
Series 2026A , RB , VRDN, 2.90% , 12/01/27
(c)
2,400 2,384,833
Series 2018 , RB , 5.00% , 02/01/28 ...... 2,855 2,964,523
Series 2025A , RB , VRDN, 3.08% , 12/01/28
(c)
10,000 9,974,834
Series 2016 , RB , 5.00% , 02/01/29 ...... 5,325 5,344,338
Series 2022 , RB , 5.00% , 02/01/29 ...... 1,520 1,608,125
Series 2024D , RB , 5.00% , 02/01/29 ..... 5,430 5,752,007
Series 2026A , RB , VRDN, 3.00% , 12/01/29
(c)
5,555 5,511,239
Series 2019 , RB , 4.00% , 02/01/30 ...... 345 358,388
Series 2016 , RB , 5.00% , 02/01/30 ...... 11,605 11,645,172
Series 2017 , RB , 5.00% , 02/01/30 ...... 2,600 2,668,115
Series 2024D , RB , 5.00% , 02/01/30 ..... 3,700 3,993,643
Series 2025B , RB , 5.00% , 02/01/30 ..... 2,005 2,164,123
Series 2025A , RB , VRDN, 3.20% , 12/01/30
(c)
15,000 14,920,432
Series 2015B , RB , 3.00% , 02/01/31 ..... 1,375 1,368,784
Clear Creek Independent School District
Series 2024B , GO , 5.00% , 02/15/29 ..... 3,205 3,386,604
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 5,110 5,532,135
College Station Independent School District
Series 2025 , GO , 5.00% , 08/15/29 ( PSF ) .. 2,000 2,144,263
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 1,400 1,530,150
Collin County Community College District
Series 2024 , RB , 5.00% , 08/15/26 ...... 5,315 5,339,220
Series 2024 , RB , 5.00% , 08/15/28 ...... 5,860 6,152,603
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 5,975 6,077,806
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 9,830 10,242,711

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. USD 7,500 $ 7,814,886
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,000 5,317,738
Series 2026 , GO , 5.00% , 02/15/31 ( PSF ) .. 900 990,239
County of Collin
Series 2025 , GO , 5.00% , 02/15/27 ...... 835 848,483
Series 2025 , GO , 5.00% , 02/15/30 ...... 2,500 2,700,408
County of Denton
Series 2015 , GO , 3.00% , 07/15/26 ...... 7,330 7,329,481
Series 2017 , GO , 5.00% , 07/15/28 ...... 3,500 3,509,988
County of Galveston, Series 2017, GO,
5.00%, 02/01/28 ................. 7,135 7,147,421
County of Harris
Series 2015B , RB , 5.00% , 08/15/26 ..... 2,330 2,333,882
Series 2016A , RB , 5.00% , 08/15/28 ..... 2,480 2,489,762
Series 2007C , GO , 5.25% , 08/15/29 ..... 1,500 1,621,900
Series 2024A , GO , 5.00% , 09/15/29 ..... 1,000 1,074,723
Series 2025A , GO , 5.00% , 09/15/29 ..... 5,015 5,389,735
Series 2025A , GO , 5.00% , 09/15/30 ..... 2,665 2,914,225
County of Harris Toll Road
Series 2018A , RB , 5.00% , 08/15/29 ..... 330 342,946
Series 2022A , RB , 5.00% , 08/15/29 ..... 2,095 2,244,571
Series 2022A , RB , 5.00% , 08/15/30 ..... 6,265 6,827,611
Series 2025A , RB , 5.00% , 08/15/30 ..... 2,500 2,724,506
County of Hays
Series 2017 , GO , 5.00% , 02/15/28 ...... 1,010 1,025,526
Series 2017 , GO , 5.00% , 02/15/29 ...... 1,830 1,859,420
Series 2026 , GO , 5.00% , 02/15/31 ...... 2,755 3,020,227
County of Montgomery, Series 2025A, GO,
5.00%, 03/01/30 ................. 2,700 2,917,649
County of Travis, GO, 5.00%, 03/01/29 ..... 10,000 10,629,633
County of Williamson
Series 2021 , GO , 4.00% , 02/15/27 ...... 5,000 5,048,511
Series 2021 , GO , 4.00% , 02/15/28 ...... 10,000 10,240,409
Series 2024 , GO , 5.00% , 02/15/29 ...... 5,000 5,299,412
Series 2025 , GO , 5.00% , 02/15/29 ...... 5,000 5,299,412
GO , 5.00% , 02/15/30 ............... 3,105 3,345,944
Series 2024 , GO , 5.00% , 02/15/30 ...... 120 129,312
Cypress-Fairbanks Independent School District
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) .. 300 304,865
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 185 188,000
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 225 228,649
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,000 5,309,647
Series 2023A , GO , 5.00% , 02/15/30 ( PSF ) 1,480 1,600,086
Series 2026 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,250 1,351,424
Series 2026 , GO , 5.00% , 02/15/31 ( PSF ) .. 3,710 4,073,383
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/27 ...... 7,000 7,240,831
Series 2019 , RB , 5.00% , 12/01/28 ...... 445 470,126
Series 2007 , RB , 5.25% , 12/01/29 ( AMBAC ) 7,165 7,768,903
Series 2019 , RB , 5.00% , 12/01/30 ...... 1,605 1,723,516
Series 2007 , RB , 5.25% , 12/01/30 ( AMBAC ) 155 171,354
Dallas College
Series 2023 , GO , 5.00% , 02/15/27 ...... 3,000 3,049,499
Series 2023 , GO , 5.00% , 02/15/28 ...... 3,020 3,140,101
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/26 ..... 630 636,124
Series 2021B , RB , 5.00% , 11/01/26 ..... 1,805 1,822,545
Series 2020B , RB , 5.00% , 11/01/28 ..... 1,745 1,840,893
Series 2023B , RB , 5.00% , 11/01/28 ..... 5,915 6,240,048
Series 2024 , RB , 5.00% , 11/01/28 ...... 2,635 2,779,801
Series 2020A , RB , 5.00% , 11/01/29 ..... 4,300 4,625,560
Series 2024 , RB , 5.00% , 11/01/29 ...... 5,470 5,884,142
Series 2025B , RB , 5.00% , 11/01/30 ..... 650 709,978
Dallas Independent School District
Series 2021 , GO , 4.00% , 02/15/27 ( PSF ) .. 7,185 7,254,710
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025A, Sub-Series A-2 , VRDN,
5.00% , 02/15/27
(c)
............... USD 845 $ 857,275
Series 2025A, Sub-Series A-2 , GO , VRDN,
5.00% , 02/15/27 ( PSF )
(c)
........... 155 157,424
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 2,075 2,159,287
Series 2025A, Sub-Series 2025A-3 , GO ,
VRDN, 5.00% , 02/15/28 ( PSF )
(c)
..... 1,000 1,035,693
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,700 1,808,949
Series 2025A, Sub-Series 2025A-4 , GO ,
VRDN, 5.00% , 02/15/29 ( PSF )
(c)
..... 8,120 8,552,736
Series 2025C , GO , 5.00% , 02/15/29 ( PSF ) 3,750 3,990,329
Series 2025A, Sub-Series 2025A-5 , GO ,
VRDN, 5.00% , 02/15/30 ( PSF )
(c)
..... 6,500 6,943,939
Series 2025C , GO , 5.00% , 02/15/30 ( PSF ) 3,800 4,118,112
Series 2026B , GO , VRDN, 5.00% , 02/15/30
( PSF )
(c)
...................... 9,355 9,987,159
Del Valle Independent School District
Series 2024 , GO , 5.00% , 06/15/27 ( PSF ) .. 1,030 1,056,234
Series 2022 , GO , 5.00% , 06/15/29 ( PSF ) .. 860 917,800
Denton Independent School District
Series 2023 , GO , 5.00% , 08/15/27 ( PSF ) .. 1,000 1,026,523
Series 2025C , GO , 5.00% , 08/15/27 ( PSF ) 3,000 3,079,570
Series B1 , GO , VRDN, 4.00% , 08/15/28
( PSF )
(c)
...................... 6,855 6,998,304
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) .. 1,830 1,926,731
Series 2023 , GO , 5.00% , 08/15/29 ( PSF ) .. 3,130 3,363,762
Series B2 , GO , VRDN, 4.00% , 08/15/30
( PSF )
(c)
...................... 3,200 3,324,071
Series 2025C , GO , 5.00% , 08/15/30 ( PSF ) 3,040 3,328,957
Series 2023 , GO , 5.00% , 08/15/30 ( PSF ) .. 130 142,357
DeSoto Independent School District, Series
2020, GO, 5.00%, 08/15/30 (PSF) ...... 3,000 3,204,627
Eagle Mountain & Saginaw Independent School
District, Series 2025A, GO, 5.00%, 08/15/30
(PSF) ....................... 1,825 1,996,183
Ector County Independent School District, Series
2024B, GO, VRDN, 4.00%, 08/15/27 (PSF)
(c)
1,175 1,190,237
Fort Bend Independent School District
Series 2024B , GO , VRDN, 4.00% , 08/01/27
( PSF )
(c)
...................... 17,885 18,121,688
Series 2025B , GO , VRDN, 3.80% , 08/01/28
( PSF )
(c)
...................... 3,500 3,559,646
Series 2019B , GO , 5.00% , 02/15/29 ( PSF ) 2,900 3,012,098
Series 2026B , GO , VRDN, 3.13% , 08/01/29
( PSF )
(c)
...................... 2,310 2,311,810
Series 2024A , GO , 5.00% , 08/15/29 ( PSF ) 2,570 2,747,203
Series 2019B , GO , 5.00% , 02/15/30 ( PSF ) 2,240 2,324,641
Series 2026A , GO , 5.00% , 08/15/31 ( PSF ) 2,935 3,239,644
Fort Worth Independent School District
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,160 1,232,151
Series 2025A , GO , 5.00% , 02/15/30 ( PSF ) 1,500 1,624,466
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 1,750 1,927,091
Frisco Independent School District
Series 2025A , GO , 5.00% , 02/15/28 ( PSF ) 1,000 1,040,109
Series 2025B , GO , 5.00% , 02/15/29 ( PSF ) 2,170 2,301,466
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 6,080 6,571,094
Series 2025A , GO , 5.00% , 02/15/30 ( PSF ) 3,800 4,106,934
Series 2025B , GO , 5.00% , 02/15/30 ( PSF ) 2,500 2,701,930
Garland Independent School District
Series 2023A , GO , 5.00% , 02/15/28 ( PSF ) 2,100 2,187,810
Series 2016 , GO , 5.00% , 02/15/29 ( PSF ) .. 45 45,072
Series 2023A , GO , 5.00% , 02/15/29 ( PSF ) 1,050 1,116,442
Series 2023A , GO , 5.00% , 02/15/30 ( PSF ) 490 531,020
Georgetown Independent School District
Series 2017A , GO , 5.00% , 08/15/29 ( PSF ) 3,055 3,138,351

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. USD 1,300 $ 1,405,004
Grand Parkway Transportation Corp., Series
2023, RB, VRDN, 5.00%, 04/01/28
(c)
..... 2,800 2,882,882
Grapevine-Colleyville Independent School
District, Series 2025, GO, 5.00%, 08/15/29
(PSF) ....................... 2,000 2,148,729
Gregory-Portland Independent School District,
Series 2025, GO, 5.00%, 02/15/30 (PSF) .. 3,100 3,345,845
Harris County Flood Control District
Series 2025 , GO , 5.00% , 09/15/29 ...... 4,050 4,342,043
Series 2017A , RB , 5.00% , 10/01/29 ..... 600 618,182
Series 2025 , GO , 5.00% , 09/15/30 ...... 6,285 6,851,453
Hays Consolidated Independent School District
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,025 1,087,374
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 700 756,027
Highland Park Independent School District,
Series 2025, GO, 5.00%, 02/15/29 ...... 9,355 9,932,822
Houston Independent School District
Series 2025B , GO , 5.00% , 02/15/27 ( PSF ) 1,300 1,322,919
Series 2025A , GO , VRDN, 5.00% , 07/15/28
(c)
2,750 2,865,627
Series 2025A , GO , 5.00% , 02/15/29 ( PSF ) 3,380 3,592,055
Humble Independent School District
Series 2026B , GO , 5.00% , 02/15/27 ..... 2,000 2,032,858
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 8,675 9,372,514
Series 2026B , GO , 5.00% , 02/15/30 ..... 6,185 6,673,235
Series 2020A , GO , 5.00% , 02/15/31 ( PSF ) 2,440 2,629,199
Irving Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 1,350 1,433,605
Katy Independent School District
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 2,000 2,033,847
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 4,000 4,067,976
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 1,000 1,041,814
Series D , GO , 5.00% , 02/15/28 ( PSF ) .... 5,080 5,165,256
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,360 1,468,353
Keller Independent School District
Series 2025A , GO , 5.00% , 02/15/27 ( PSF ) 1,250 1,271,242
Series 2025A , GO , 5.00% , 02/15/30 ( PSF ) 1,400 1,518,231
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 1,200 1,322,550
Klein Independent School District
Series 2025 , GO , 5.00% , 08/01/27 ( PSF ) .. 3,885 3,996,040
Series 2025 , GO , 5.00% , 08/01/30 ( PSF ) .. 1,250 1,362,764
Lake Travis Independent School District, Series
2023, GO, 5.00%, 02/15/30 .......... 2,230 2,407,128
Lamar Consolidated Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 4,220 4,290,823
Series 2024A , GO , 5.00% , 02/15/29 ( PSF ) 3,960 4,202,041
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 4,575 4,939,497
Leander Independent School District
Series 2025A , GO , 0.00% , 08/15/26 ( PSF )
(b)
800 795,220
Series 2025B , GO , 0.00% , 08/15/28
(b)
.... 910 851,686
Series 2025B , GO , 5.00% , 08/15/30 ..... 1,500 1,638,635
Lewisville Independent School District
Series 2020 , GO , 5.00% , 08/15/26 ( PSF ) .. 2,640 2,651,678
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 430 442,700
Series 2016A , GO , 3.00% , 08/15/28 ( PSF ) 8,635 8,635,899
Series 2024 , GO , 5.00% , 08/15/29 ( PSF ) .. 2,670 2,860,890
Series 2025 , GO , 5.00% , 08/15/29 ( PSF ) .. 1,000 1,071,494
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 1,000 1,090,882
Lower Colorado River Authority
Series 2025A , RB , 5.00% , 05/15/27 ..... 2,500 2,556,593
Series 2019 , RB , 5.00% , 05/15/28 ...... 5,110 5,324,296
Series 2019A , RB , 5.00% , 05/15/28 ..... 1,335 1,390,985
Series 2020 , RB , 5.00% , 05/15/28 ...... 1,800 1,875,486
Series 2022 , RB , 5.00% , 05/15/28 ...... 1,875 1,953,631
Series 2023B , RB , VRDN, 5.00% , 05/15/28
(c)
3,805 3,932,447
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025 , RB , 5.00% , 05/15/28 ...... USD 4,000 $ 4,167,746
Series 2023 , RB , 5.00% , 05/15/29 ( AGM ) . 1,930 2,055,570
Series 2023A , RB , 5.00% , 05/15/29 ..... 275 292,892
Series 2024 , RB , 5.00% , 05/15/29 ( AGM ) . 1,845 1,965,040
Series 2024A , RB , 5.00% , 05/15/29 ( AGC ) 2,000 2,130,125
Series 2025 , RB , 5.00% , 05/15/29 ...... 9,155 9,737,231
Series 2025A , RB , 5.00% , 05/15/29 ..... 3,000 3,190,791
Series 2025A , RB , 5.00% , 05/15/30 ..... 4,750 5,136,890
Series 2026 , RB , 5.00% , 05/15/31 ...... 3,500 3,837,203
Mesquite Independent School District
Series 2025 , GO , 5.00% , 08/15/26 ( PSF ) .. 900 904,188
Series 2025 , GO , 5.00% , 08/15/27 ( PSF ) .. 900 925,062
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 2,000 2,188,432
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/27 ............... 1,620 1,673,514
RB , 5.00% , 11/01/28 ............... 2,020 2,132,968
RB , 5.00% , 11/01/29 ............... 795 838,359
Series A , RB , 5.00% , 11/01/29 ......... 1,440 1,454,130
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/29 (PSF) ...... 5,785 6,146,380
New Caney Independent School District, Series
2018, GO, VRDN, 4.00%, 08/15/27 (PSF)
(c)
3,980 4,033,504
New Hope Higher Education Finance Corp.
Series 2026A , RB , 5.00% , 03/15/28 ..... 590 614,654
Series 2026A , RB , 5.00% , 03/15/29 ..... 585 621,735
Series 2026A , RB , 5.00% , 03/15/30 ..... 845 913,583
Series 2026A , RB , 5.00% , 03/15/31 ..... 930 1,020,032
North East Independent School District, Series
2007, GO, 5.25%, 02/01/30 (PSF) ...... 135 147,270
North Texas Municipal Water District Water
System
Series 2025 , RB , 5.00% , 09/01/27 ...... 6,195 6,382,385
Series 2016 , RB , 5.00% , 09/01/29 ...... 5,115 5,140,703
Series 2025 , RB , 5.00% , 09/01/30 ...... 2,140 2,333,865
North Texas Tollway Authority
Series 2019B , RB , 5.00% , 01/01/27 ..... 1,005 1,017,426
Series 2021B , RB , 5.00% , 01/01/27 ..... 2,465 2,495,478
Series 2025A , RB , 5.00% , 01/01/27 ..... 7,600 7,707,257
Series 2008D , RB , 0.00% , 01/01/28 ( AGC )
(b)
14,000 13,375,530
Series 2019B , RB , 5.00% , 01/01/28 ..... 4,405 4,555,159
Series 2022B , RB , 5.00% , 01/01/28 ..... 2,860 2,957,492
Series 2024A , RB , 5.00% , 01/01/29 ..... 4,840 5,127,661
Series 2021B , RB , 5.00% , 01/01/30 ..... 1,745 1,878,376
Series 2023B , RB , 5.00% , 01/01/30 ..... 2,090 2,249,746
Series 2024A , RB , 5.00% , 01/01/30 ..... 1,625 1,755,552
Series 2024B , RB , 5.00% , 01/01/30 ..... 10,400 11,194,907
Series 2025A , RB , 5.00% , 01/01/30 ..... 105 113,436
Series 2008D , RB , 0.00% , 01/01/31
(b)
.... 375 326,103
Series 2023B , RB , 5.00% , 01/01/31 ..... 5,250 5,737,178
Series 2025B , RB , 5.00% , 01/01/31 ..... 2,400 2,622,710
Northside Independent School District
Series 2023B , GO , VRDN, 3.00% , 08/01/26
( PSF )
(c)
...................... 2,460 2,458,311
Series 2020 , GO , VRDN, 3.55% , 06/01/28
( PSF )
(c)
...................... 2,835 2,868,360
Series 2019A , GO , 4.00% , 08/15/30 ( PSF ) 3,625 3,721,277
Pearland Independent School District, Series
2025, GO, 5.00%, 02/15/30 (PSF) ...... 7,535 8,154,691
Permanent University Fund - Texas A&M
University System
Series 2023 , RB , 5.00% , 07/01/27 ...... 1,085 1,113,735
Series 2023 , RB , 5.00% , 07/01/28 ...... 3,850 4,036,991
Series 1998 , RB , 5.50% , 07/01/28 ...... 10,285 10,608,299

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Permanent University Fund - University of Texas
System
Series 2016B , RB , 5.00% , 07/01/27 ..... USD 150 $ 150,273
Series 2022A , RB , 5.00% , 07/01/27 ..... 9,950 10,214,597
Series 2022A , RB , 5.00% , 07/01/28 ..... 1,340 1,404,804
Series 2006B , RB , 5.25% , 07/01/28 ..... 1,610 1,695,971
Series 2024A , RB , 5.00% , 07/01/29 ..... 1,760 1,882,928
Series 2026A , RB , 5.00% , 07/01/30 ..... 3,000 3,269,554
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/30 (PSF) ..... 1,055 1,096,658
Plano Independent School District
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,595 1,698,082
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 3,000 3,254,458
Series 2025B , GO , 5.00% , 02/15/30 ( PSF ) 2,600 2,820,530
Series 2025 , GO , 5.00% , 02/15/31 ( PSF ) .. 2,000 2,203,320
Richardson Independent School District
Series 2026 , GO , 5.00% , 02/15/27 ( PSF )
(a)
485 492,888
Series 2019 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,000 1,038,466
Series 2026 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,650 1,782,063
Series 2026 , GO , 5.00% , 02/15/31 ( PSF ) .. 1,000 1,097,021
Round Rock Independent School District
Series 2019A , GO , 5.00% , 08/01/26 ( PSF ) 7,440 7,469,593
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 280 288,003
Series 2018 , GO , 5.00% , 08/01/30 ...... 5,000 5,129,907
Series 2019A , GO , 5.00% , 08/01/30 ( PSF ) 150 160,600
Series 2025A , GO , VRDN, 5.00% , 08/01/30
( PSF )
(c)
...................... 1,475 1,599,394
Series 2026A , GO , 5.00% , 08/01/30 ( PSF ) 2,000 2,177,127
Series 2026B , GO , VRDN, 5.00% , 08/01/31
( PSF )
(c)
...................... 9,750 10,601,310
San Antonio Independent School District
Series 2025 , GO , 5.00% , 08/15/26 ( PSF ) .. 1,855 1,863,670
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 1,600 1,737,447
San Antonio Water System
Series 2025D , RB , VRDN, ( TD Bank NA
SBPA ), 2.80% , 06/02/26
(c)
.......... 31,260 31,260,000
Series 2013F , RB , VRDN, 1.00% , 11/01/26
(c)
2,000 1,980,300
Series 2020A , RB , 5.00% , 05/15/28 ..... 1,100 1,150,626
Series 2018A , RB , 5.00% , 05/15/29 ..... 2,365 2,471,841
Series 2020A , RB , 5.00% , 05/15/29 ..... 2,635 2,812,630
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,955 2,086,790
Series 2022B , RB , 5.00% , 05/15/29 ..... 920 982,019
Series 2025C , RB , 5.00% , 05/15/30 ..... 2,250 2,442,047
Series 2020A , RB , 5.00% , 05/15/31 ..... 1,240 1,342,497
San Jacinto Community College District
Series 2026 , GO , 5.00% , 02/15/28 ...... 5,000 5,195,440
Series 2026 , GO , 5.00% , 02/15/31 ...... 10,750 11,789,885
Sherman Independent School District, Series
2023B, GO, 5.00%, 02/15/29 (PSF) ..... 1,000 1,060,583
Southwest Higher Education Authority, Inc.
Series 2016A , RB , 5.00% , 10/01/28 ..... 2,725 2,744,136
Series 2016A , RB , 5.00% , 10/01/29 ..... 1,470 1,480,126
Spring Branch Independent School District,
Series 2019, GO, 5.00%, 02/01/31 (PSF) .. 935 986,766
Spring Independent School District
Series 2017 , GO , 5.00% , 08/15/28 ( PSF ) .. 6,905 6,935,343
Series 2017A , GO , 5.00% , 08/15/28 ..... 5,940 5,965,803
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 2,360 2,572,520
State of Texas
Series 2015A , GO , 5.00% , 10/01/26 ..... 2,845 2,850,275
Series A , GO , 5.00% , 10/01/26 ........ 2,000 2,015,840
Series 2024 , GO , 5.00% , 10/01/28 ...... 4,165 4,389,524
Series 2025 , GO , 5.00% , 10/01/28 ...... 3,675 3,878,374
Series 2024 , GO , 5.00% , 10/01/29 ...... 1,675 1,796,480
Series 2025 , GO , 5.00% , 10/01/29 ...... 7,000 7,528,353
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2014-B , GO , VRDN,
2.80% , 10/01/30
(c)
............... USD 3,175 $ 3,158,168
Tarrant Regional Water District, Series 2025, RB,
5.00%, 09/01/29 ................. 7,365 7,906,641
Tarrant Regional Water District Water Supply
System
Series 2015 , RB , 5.00% , 03/01/27 ...... 1,390 1,391,235
Series 2015 , RB , 5.00% , 03/01/28 ...... 1,000 1,000,888
Series 2024 , RB , 5.00% , 03/01/29 ...... 1,500 1,595,143
Texas A&M University
Series 2017C , RB , 5.00% , 05/15/27 ..... 1,660 1,698,751
Series 2017E , RB , 5.00% , 05/15/27 ..... 5,760 5,894,461
Series 2021A , RB , 5.00% , 05/15/27 ..... 1,460 1,494,082
Series 2016E , RB , 3.00% , 05/15/28 ..... 500 500,073
Series 2017E , RB , 5.00% , 05/15/28 ..... 2,060 2,106,795
Series 2024A , RB , 5.00% , 05/15/28 ..... 3,500 3,667,511
Series 2016E , RB , 3.00% , 05/15/29 ..... 655 654,980
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,005 1,072,816
Series 2024A , RB , 5.00% , 05/15/29 ..... 5,000 5,337,393
Series 2022 , RB , 5.00% , 05/15/31 ...... 1,445 1,595,660
Texas Department of Transportation State
Highway Fund
Series 2015 , RB , 5.00% , 10/01/26 ...... 8,920 8,990,049
Series 2016A , RB , 5.00% , 10/01/26 ..... 230 231,806
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/27 ................. 2,870 2,914,942
Texas State University System
Series 2026A , RB , 5.00% , 03/15/27 ..... 1,000 1,017,899
Series 2024 , RB , 5.00% , 03/15/28 ...... 5,000 5,200,902
Series 2017A , RB , 5.00% , 03/15/29 ..... 5,250 5,342,109
Series 2024 , RB , 5.00% , 03/15/29 ...... 4,410 4,682,038
Series 2026A , RB , 5.00% , 03/15/31 ..... 2,000 2,197,379
Texas Tech University System
Series 2025A , RB , 5.00% , 02/15/29 ..... 2,665 2,827,673
Series 2025A , RB , 5.00% , 02/15/30 ..... 1,900 2,053,955
Texas Transportation Commission
Series 2026 , GO , 5.00% , 04/01/27 ...... 335 341,763
Series 2024 , GO , 5.00% , 04/01/29 ...... 7,000 7,458,729
Series 2024 , GO , 5.00% , 04/01/30 ...... 15,000 16,277,206
Series 2026 , GO , 5.00% , 04/01/31 ...... 1,165 1,285,153
Texas Water Development Board
Series 2020 , RB , 5.00% , 08/01/26 ...... 610 612,389
Series 2019A , RB , 5.00% , 10/15/26 ..... 805 812,174
Series 2018 , RB , 5.00% , 08/01/27 ...... 420 432,024
Series 2019A , RB , 5.00% , 10/15/27 ..... 1,860 1,922,661
Series 2017A , RB , 5.00% , 04/15/28 ..... 11,170 11,531,886
Series 2023A , RB , 5.00% , 04/15/28 ..... 1,000 1,045,992
Series 2024A , RB , 5.00% , 04/15/28 ..... 1,600 1,673,587
Series 2023 , RB , 5.00% , 08/01/28 ...... 1,000 1,052,367
Series 2024A , RB , 5.00% , 04/15/29 ..... 2,000 2,134,873
Series 2021 , RB , 5.00% , 08/01/29 ...... 195 209,390
Series 2017A , RB , 5.00% , 04/15/30 ..... 1,095 1,130,786
Series 2025 , RB , 5.00% , 10/15/30 ...... 5,710 6,259,742
Tomball Independent School District
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 1,585 1,612,160
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 2,820 2,990,845
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/28 ...... 3,370 3,460,127
Series 2021 , RB , 5.00% , 08/01/28 ...... 1,590 1,667,993
Series 2022 , RB , 5.00% , 08/01/28 ...... 1,285 1,348,032
Series 2017 , RB , 5.00% , 08/01/29 ...... 160 164,215
Series 2018 , RB , 5.00% , 08/01/29 ...... 1,890 1,981,317
Series 2017 , RB , 5.00% , 08/01/30 ...... 1,490 1,527,967
Series 2019 , RB , 5.00% , 08/01/30 ...... 1,755 1,873,240

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2021 , RB , 5.00% , 08/01/30 ...... USD 2,200 $ 2,392,440
Series 2019 , RB , 5.00% , 08/01/31 ...... 1,345 1,432,201
University of Houston, Series 2026A, RB,
5.00%, 02/15/31 ................. 5,000 5,495,992
University of North Texas System
Series 2017A , RB , 5.00% , 04/15/28 ..... 1,200 1,223,706
Series 2025A , RB , 5.00% , 04/15/28 ..... 500 521,220
Series 2017A , RB , 5.00% , 04/15/29 ..... 4,710 4,801,842
Series 2025A , RB , 5.00% , 04/15/29 ..... 750 797,555
Series 2025A , RB , 5.00% , 04/15/30 ..... 525 568,449
Waller Consolidated Independent School District,
Series 2025, GO, 5.00%, 02/15/30 (PSF) .. 1,280 1,378,699
1,451,393,272
Utah — 0.5%
Alpine School District, Series 2021A, GO,
5.00%, 03/15/27 (GTD) ............. 6,000 6,116,203
Intermountain Power Agency
Series 2023A , RB , 5.00% , 07/01/26 ..... 2,025 2,028,737
Series 2022A , RB , 5.00% , 07/01/27 ..... 3,500 3,588,753
Series 2022A , RB , 5.00% , 07/01/28 ..... 2,000 2,092,283
Series 2022A , RB , 5.00% , 07/01/29 ..... 3,815 4,068,967
Series 2023A , RB , 5.00% , 07/01/29 ..... 2,000 2,133,141
Series 2024A , RB , 5.00% , 07/01/30 ..... 400 434,052
Local Building Authority of Alpine School District,
Series 2025, RB, 5.00%, 03/15/30 ...... 1,000 1,086,161
State of Utah
Series 2018 , GO , 5.00% , 07/01/26 ...... 1,745 1,748,345
Series 2020 , GO , 5.00% , 07/01/26 ...... 5,090 5,099,757
Series 2020B , GO , 5.00% , 07/01/26 ..... 3,000 3,005,751
Series 2017 , GO , 5.00% , 07/01/27 ...... 25 25,351
Series 2020B , GO , 5.00% , 07/01/27 ..... 8,165 8,379,475
University of Utah (The)
Series 2017B-1 , RB , 5.00% , 08/01/26 ( SAP ) 1,500 1,505,850
Series 2022B , RB , 5.00% , 08/01/27 ..... 1,605 1,650,761
Series B1 , RB , 5.00% , 08/01/29 ........ 2,000 2,006,875
Utah Municipal Power Agency, Series 2026A,
RB, 5.00%, 07/01/31
(a)
............. 1,600 1,759,022
Utah Transit Authority
Series 2025 , RB , 5.00% , 12/15/26 ...... 1,400 1,418,115
Series 2025 , RB , 5.00% , 12/15/29 ...... 2,090 2,260,860
Series 2024 , RB , 5.00% , 06/15/30 ...... 2,500 2,726,946
Series 2025 , RB , 5.00% , 12/15/30 ...... 100 110,110
Series 2007A , RB , 5.00% , 06/15/31 ( NPFGC ) 1,935 2,107,172
55,352,687
Vermont — 0.2%
City of Burlington, Series 2023A, GO,
6.00%, 11/01/28 ................. 3,635 3,924,008
University of Vermont & State Agricultural
College, Series 2026A, RB, 5.00%, 10/01/30 4,000 4,365,044
Vermont Municipal Bond Bank, Series 2025-3,
RB, 5.00%, 12/01/27 .............. 8,960 9,292,954
17,582,006
Virginia — 3.0%
City of Alexandria, Series 2023, GO,
5.00%, 12/15/27 (SAW) ............ 8,115 8,423,048
City of Harrisonburg, Series 2021A, GO,
5.00%, 07/15/26 (SAW) ............ 7,165 7,185,313
City of Norfolk, Series 2017C, GO,
5.00%, 09/01/31 (SAW) ............ 1,600 1,628,496
City of Richmond, Series 2026B, RB,
5.00%, 01/15/31
(a)
................ 4,180 4,602,415
Security
Par (000)
Par (000) Value
Virginia (continued)
City of Virginia Beach
Series 2026A , GO , 5.00% , 08/01/26 ..... USD 7,060 $ 7,085,978
Series 2026B , GO , 5.00% , 08/01/26 ..... 13,000 13,047,835
Commonwealth of Virginia
Series 2024B , GO , 5.00% , 06/01/26 ..... 10,000 10,000,000
Series B , GO , 5.00% , 06/01/27 ........ 1,000 1,001,854
County of Arlington
Series 2017 , GO , 5.00% , 08/15/26 ...... 260 261,234
Series B , GO , 5.00% , 08/15/26 ........ 1,450 1,456,880
Series B , GO , 5.00% , 08/15/27 ........ 75 75,354
Series 2019 , GO , 5.00% , 06/15/28 ...... 560 587,918
County of Fairfax
Series 2019A , GO , 4.00% , 10/01/26 ( SAW ) 1,415 1,421,551
Series 2026A , GO , 4.00% , 10/01/26 ( SAW ) 1,500 1,506,944
Series 2024A , GO , 5.00% , 10/01/26 ( SAW ) 5,875 5,921,531
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 150 152,875
Series 2022A , GO , 4.00% , 10/01/27 ( SAW ) 3,750 3,821,886
Series 2026B , GO , 5.00% , 10/01/27 ( SAW ) 3,500 3,612,676
Series 2023A , GO , 4.00% , 10/01/28 ( SAW ) 3,000 3,101,872
Series 2020A , GO , 5.00% , 10/01/28 ( SAW ) 460 486,304
Series 2024A , GO , 5.00% , 10/01/28 ( SAW ) 5,775 6,105,228
Series 2026B , GO , 5.00% , 10/01/28 ( SAW ) 3,750 3,964,434
Series 2017A , GO , 5.00% , 10/01/29 ( SAW ) 2,930 2,989,518
Series 2026B , GO , 5.00% , 10/01/30 ( SAW ) 2,500 2,748,975
County of Loudoun
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 515 521,359
Series 2017A , GO , 3.00% , 12/01/28 ( SAW ) 5,435 5,439,249
Series 2017A , GO , 3.00% , 12/01/29 ( SAW ) 5,235 5,238,194
Hampton Roads Sanitation District, Series
2016A, RB, 5.00%, 08/01/34 ......... 120 120,470
Hampton Roads Transportation Accountability
Commission
Series 2018A , RB , 5.00% , 07/01/52 ..... 16,000 16,606,770
Series 2018A , RB , 5.50% , 07/01/57 ..... 7,650 7,999,089
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/27 ..... 18,410 18,705,659
Series B , RB , 5.00% , 02/01/27 ......... 110 111,767
Series A , RB , 5.00% , 02/01/27 ......... 515 515,312
Series 2021A , RB , 5.00% , 02/01/27 ..... 9,240 9,388,392
Series 2020A , RB , 5.00% , 02/01/27 ..... 730 741,724
Series B , RB , 4.00% , 02/01/28 ......... 2,000 2,000,664
Series 2017E , RB , 5.00% , 02/01/28 ..... 1,250 1,300,741
Series B , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 1,655 1,657,790
Series B , RB , 4.00% , 02/01/29 ......... 5,000 5,001,660
Series 2017C , RB , 4.00% , 02/01/29 ..... 10,000 10,087,795
Series 2017E , RB , 5.00% , 02/01/29 ..... 1,050 1,090,895
Series 2016A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 6,610 6,644,367
Series 2017E , RB , 5.00% , 02/01/30 ..... 5,000 5,193,035
Series 2017C , RB , 5.00% , 02/01/30 ..... 2,315 2,350,394
Series 2019A , RB , 5.00% , 02/01/30 ..... 1,575 1,670,798
Series 2026A , RB , 5.00% , 02/01/31 ..... 5,000 5,502,115
Series 2017E , RB , 5.00% , 02/01/31 ..... 11,000 11,407,138
Series 2019A , RB , 5.00% , 02/01/31 ..... 1,305 1,381,746
Virginia Commonwealth Transportation Board
Series 2017 , RB , 5.00% , 09/15/26 ...... 375 377,575
Series 2017A , RB , 5.00% , 05/15/27 ..... 5,515 5,644,269
Series 2026 , RB , 5.00% , 05/15/27 ...... 8,315 8,509,899
Series 2017 , RB , 5.00% , 09/15/27 ...... 185 190,852
Series 2016 , RB , 5.00% , 03/15/28 ...... 500 503,354
Series 2018 , RB , 3.00% , 05/15/30 ...... 5,550 5,569,970
Series 2017A , RB , 5.00% , 05/15/30 ..... 8,365 8,652,181
Series 2024 , RB , 5.00% , 05/15/30 ...... 140 152,710
Series 2026 , RB , 5.00% , 05/15/30 ...... 9,610 10,482,479

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Public Building Authority
Series 2015B , RB , 5.00% , 08/01/26 ..... USD 3,050 $ 3,060,533
Series 2020B , RB , 5.00% , 08/01/26 ..... 4,075 4,091,375
Series 2021A-1 , RB , 5.00% , 08/01/26 .... 9,005 9,041,185
Series 2022A , RB , 5.00% , 08/01/26 ..... 5,500 5,522,101
Series B , RB , 5.00% , 08/01/26 ......... 280 281,125
Series 2020A , RB , 5.00% , 08/01/27 ..... 50 51,449
Series A , RB , 5.00% , 08/01/27 ......... 3,000 3,011,468
Series A , RB , 3.00% , 08/01/28 ......... 4,260 4,261,220
Series 2022A , RB , 5.00% , 08/01/28 ..... 4,370 4,595,343
Series 2017A , RB , 5.00% , 08/01/29 ..... 155 159,302
Series 2020B , RB , 5.00% , 08/01/30 ..... 220 240,400
Virginia Public School Authority
Series 2016 , RB , 5.00% , 08/01/26 ( SAW ) . 2,125 2,133,287
Series 2017B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 1,360 1,365,465
Series 2022 , RB , 5.00% , 01/15/27 ( SAW ) . 3,550 3,602,038
Series XI , RB , 5.00% , 04/15/27 ........ 2,745 2,805,003
Series 2025B , RB , 5.00% , 08/01/27 ( SAW ) 10,000 10,293,295
Series 2016A , RB , 3.00% , 08/01/28 ( ST
INTERCEPT ) .................. 1,475 1,475,324
Series 2016B , RB , 3.00% , 08/01/28 ( ST
INTERCEPT ) .................. 6,835 6,836,500
Series 2020B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 125 131,527
Series 2024 , RB , 5.00% , 10/01/30 ...... 5,580 6,130,902
Virginia Resources Authority
Series 2016C , RB , 5.00% , 11/01/28 ..... 1,085 1,095,610
Series 2024B , RB , 5.00% , 11/01/28 ..... 4,265 4,510,988
Virginia Resources Authority Clean Water
Revolving Fund
Series 2025 , RB , 5.00% , 10/01/26 ...... 4,250 4,284,660
Series 2025 , RB , 5.00% , 10/01/27 ...... 8,005 8,265,909
Series 2025 , RB , 5.00% , 10/01/29 ...... 4,000 4,309,747
343,506,287
Washington — 4.4%
Central Puget Sound Regional Transit Authority
Series 2016S-1 , RB , 5.00% , 11/01/26 .... 1,260 1,273,017
Series 2021S-1 , RB , 5.00% , 11/01/26 .... 3,985 4,026,168
Series 2021S1 , RB , 5.00% , 11/01/29 .... 1,135 1,226,412
Series 2021S1 , RB , 5.00% , 11/01/30 .... 440 484,100
City of Bellevue, Series 2026, GO,
5.00%, 12/01/30 ................. 1,810 1,990,156
City of Seattle
Series 2023B , RB , VRDN, ( TD Bank NA
LOC ), 2.85% , 06/02/26
(c)
........... 30,900 30,900,000
Series 2020A , RB , 5.00% , 07/01/26 ..... 1,015 1,016,933
Series 2022 , RB , 5.00% , 07/01/26 ...... 5,000 5,009,524
Series 2022A , GO , 4.00% , 09/01/26 ..... 2,000 2,006,685
Series 2017C , RB , 5.00% , 09/01/26 ..... 3,225 3,243,736
Series 2023A , GO , 5.00% , 11/01/26 ..... 1,380 1,393,564
Series 2021A , GO , 5.00% , 12/01/26 ..... 2,495 2,524,634
Series 2025 , RB , 5.00% , 02/01/27 ...... 1,375 1,396,862
Series 2016 , RB , 5.00% , 04/01/27 ...... 1,555 1,556,805
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,905 2,980,867
Series 2023A , RB , 5.00% , 03/01/28 ..... 13,645 14,220,850
Series 2017C , RB , 5.00% , 09/01/28 ..... 105 108,167
Series 2025 , RB , 5.00% , 05/01/29 ...... 1,730 1,849,975
Series 2025 , RB , 5.00% , 02/01/30 ...... 2,605 2,821,039
Series 2025 , RB , 5.00% , 05/01/30 ...... 1,050 1,144,036
Series 2022A , GO , 5.00% , 09/01/30 ..... 115 126,074
City of Seattle Water System
Series 2025 , RB , 5.00% , 05/01/29 ...... 3,500 3,743,744
Series 2025 , RB , 5.00% , 05/01/30 ...... 865 942,805
Security
Par (000)
Par (000) Value
Washington (continued)
Clark County Public Utility District No. 1 Electric
Series 2024 , RB , 5.00% , 01/01/28 ...... USD 915 $ 949,222
Series 2024 , RB , 5.00% , 01/01/29 ...... 720 762,345
Series 2024 , RB , 5.00% , 01/01/30 ...... 700 755,128
Clark County School District No. 37 Vancouver,
Series 2018, GO, 5.00%, 12/01/29 (GTD) . 500 528,653
County of King
Series 2025B , RB , VRDN, ( Bank of America
NA SBPA ), 2.80% , 06/02/26
(c)
....... 22,620 22,620,000
Series 2024 , RB , VRDN, ( Bank of America
NA SBPA ), 2.85% , 06/02/26
(c)
....... 39,115 39,115,000
Series 2019B , GO , 5.00% , 07/01/26 ..... 2,070 2,074,049
Series 2023B , GO , 5.00% , 12/01/26 ..... 715 723,707
Series 2021A , GO , 4.00% , 01/01/27 ..... 1,705 1,719,457
Series 2023 , RB , 5.00% , 01/01/28 ...... 9,310 9,674,414
Series 2021A , GO , 5.00% , 01/01/29 ..... 1,000 1,061,904
Series 2018B , RB , 5.00% , 07/01/29 ..... 8,000 8,391,195
Series 2025A , RB , 5.00% , 07/01/30 ..... 6,000 6,547,125
Series 2025B , GO , 5.00% , 12/01/30 ..... 1,240 1,362,869
County of Snohomish, Series 2022, GO,
5.00%, 12/01/26 ................. 1,500 1,518,115
Energy Northwest
Series 2016A , RB , 5.00% , 07/01/26 ..... 245 245,457
Series 2021A , RB , 5.00% , 07/01/26 ..... 715 716,333
Series 2022A , RB , 5.00% , 07/01/26 ..... 1,735 1,738,236
Series 2026-A , RB , 5.00% , 07/01/27 ..... 3,000 3,074,776
Series 2017A , RB , 5.00% , 07/01/28 ..... 1,000 1,025,413
Series 2018C , RB , 5.00% , 07/01/28 ..... 1,910 2,006,462
Series 2020A , RB , 5.00% , 07/01/28 ..... 15,085 15,846,850
Series 2017-A , RB , 5.00% , 07/01/29 ..... 385 394,701
Series 2025A , RB , 5.00% , 07/01/29 ..... 4,000 4,287,118
Series 2018C , RB , 5.00% , 07/01/30 ..... 2,455 2,573,147
Series 2025A , RB , 5.00% , 07/01/30 ..... 3,155 3,443,975
Series 2026-A , RB , 5.00% , 07/01/31 ..... 2,500 2,769,922
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project
Series 2024B , RB , 5.00% , 01/01/27 ..... 2,000 2,027,058
Series 2024B , RB , 5.00% , 01/01/28 ..... 1,500 1,555,865
Series 2024B , RB , 5.00% , 01/01/29 ..... 1,500 1,588,990
King County School District No. 401 Highline
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 145 146,808
Series 2017 , GO , 4.00% , 12/01/29 ( GTD ) . 1,950 1,962,244
King County School District No. 405 Bellevue,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 370 374,225
King County School District No. 411 Issaquah,
Series 2017, GO, 5.00%, 12/01/28 (GTD) . 1,985 2,009,749
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/28 (GTD) ............. 4,010 4,143,352
Pierce County School District No. 403 Bethel,
Series 2019, GO, 5.00%, 12/01/30 (GTD) . 170 181,374
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/26 ..... 1,175 1,179,383
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,500 2,570,404
Series 2024A , RB , 5.00% , 03/01/28 ..... 2,200 2,292,999
Series 2016 , RB , 5.00% , 02/01/29 ...... 500 500,585
Series 2024A , RB , 5.00% , 03/01/29 ..... 1,605 1,707,597
Series 2022A , RB , 5.00% , 08/01/29 ..... 3,000 3,218,547
Series 2016 , RB , 5.00% , 02/01/30 ...... 165 165,193
Port of Tacoma
Series 2008B , RB , VRDN, ( Bank of America
NA LOC ), 1.55% , 06/09/26
(c)
........ 4,280 4,280,000
Series 2016A , GO , 5.00% , 12/01/28 ..... 790 799,692
Series 2016A , GO , 5.00% , 12/01/30 ..... 395 399,708

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Spokane County School District No. 81
Spokane, Series 2017B, GO, 4.00%, 12/01/30
(GTD) ....................... USD 10,395 $ 10,577,014
State of Washington
Series R-2022C , GO , 4.00% , 07/01/26 ... 2,500 2,502,630
Series R-2020D , GO , 5.00% , 07/01/26 ... 5,335 5,345,135
Series R-2025B , GO , 5.00% , 07/01/26 ... 1,660 1,663,154
Series R-2025C , GO , 5.00% , 07/01/26 ... 3,340 3,346,345
Series R-2017B , GO , 4.00% , 08/01/26 ... 120 120,262
Series 2017D , GO , 5.00% , 02/01/27 ..... 45 45,714
Series R-2022B , GO , 5.00% , 02/01/27 ... 5,015 5,094,535
Series 2021C , GO , 5.00% , 02/01/27 ..... 165 167,617
Series 2022C , GO , 5.00% , 02/01/27 ..... 19,030 19,331,806
Series R-2022D , GO , 4.00% , 07/01/27 ... 5,105 5,183,803
Series R-2020C , GO , 5.00% , 07/01/27 ... 95 97,475
Series 2020A , GO , 5.00% , 08/01/27 ..... 50 51,402
Series R-2024A , GO , 5.00% , 02/01/28 ... 6,270 6,521,381
Series 2022C , GO , 5.00% , 02/01/28 ..... 985 1,024,491
Series 2005C , GO , 0.00% , 06/01/28
( AMBAC )
(b)
.................... 3,855 3,645,041
Series 2024B , GO , 5.00% , 06/01/28 ..... 9,575 10,036,120
Series 2026D , GO , 5.00% , 06/01/28 ..... 1,795 1,881,445
Series 2020E , GO , 5.00% , 06/01/28 ..... 2,000 2,096,317
Series R-2022C , GO , 4.00% , 07/01/28 ... 105 108,141
Series R-2026B , GO , 5.00% , 07/01/28 ... 1,260 1,323,110
Series R-2024C , GO , 5.00% , 08/01/28 ... 1,340 1,409,649
Series R-2017B , GO , 5.00% , 08/01/28 ... 5,740 5,761,889
Series R-2023A , GO , 5.00% , 08/01/28 ... 19,325 20,329,457
Series 2024A , GO , 5.00% , 08/01/28 ..... 14,540 15,295,747
Series 2022A , GO , 5.00% , 08/01/28 ..... 1,335 1,404,389
Series 2025A , COP , 5.00% , 01/01/29 .... 8,100 8,584,718
Series 2024C , GO , 5.00% , 02/01/29 ..... 11,885 12,627,014
Series R-2025B , GO , 5.00% , 07/01/29 ... 3,585 3,841,228
Series R-2018C , GO , 5.00% , 08/01/29 ... 6,000 6,166,888
Series R-2023A , GO , 5.00% , 08/01/29 ... 4,000 4,292,910
Series R-2017A , GO , 5.00% , 08/01/29 ... 10,660 10,700,651
Series 2025A , COP , 5.00% , 01/01/30 .... 2,655 2,865,980
Series 2025C , GO , 5.00% , 02/01/30 ..... 2,000 2,167,324
Series 2018C , GO , 5.00% , 02/01/30 ..... 1,585 1,648,422
Series 2004C , GO , 0.00% , 06/01/30
( NPFGC )
(b)
.................... 5,000 4,442,132
Series R-2022C , GO , 4.00% , 07/01/30 ... 1,750 1,841,555
Series R-2025B , GO , 5.00% , 07/01/30 ... 5,735 6,262,610
Series 2022B , COP , 5.00% , 07/01/30 .... 125 136,145
Series R-2026A , GO , 5.00% , 07/01/30 ... 1,575 1,719,897
Series R-2018D , GO , 5.00% , 08/01/30 ... 5,560 5,712,057
Series R-2018C , GO , 5.00% , 08/01/30 ... 3,680 3,780,213
Series 2023A , GO , 5.00% , 08/01/30 ..... 540 590,498
Series R2024A , GO , 5.00% , 02/01/31 .... 1,840 2,027,580
Series 2026D , GO , 5.00% , 06/01/31 ..... 7,590 8,406,761
Series R-2017B , GO , 5.00% , 08/01/31 ... 1,185 1,189,519
Series R-2026C , GO , 5.00% , 08/01/31 ... 3,000 3,330,988
University of Washington
Series 2022C , RB , VRDN, 4.00% , 08/01/27
(c)
12,965 13,048,333
Series 2026 , RB , 5.00% , 12/01/27 ...... 3,000 3,107,882
Series 2026 , RB , 5.00% , 12/01/28 ...... 2,000 2,115,452
Series 2025A , RB , 5.00% , 04/01/29 ..... 2,500 2,660,033
Series 2026 , RB , 5.00% , 12/01/29 ...... 3,110 3,351,693
Series 2024A , RB , 5.00% , 04/01/30 ..... 3,015 3,269,149
Series 2025A , RB , 5.00% , 04/01/30 ..... 2,000 2,168,589
Series 2026 , RB , 5.00% , 12/01/30 ...... 2,145 2,351,532
501,787,321
Security
Par (000)
Par (000) Value
West Virginia — 0.2%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/28 ..... USD 4,710 $ 4,935,887
Series 2019A , GO , 5.00% , 12/01/28 ..... 105 111,229
Series 2018B , GO , 5.00% , 06/01/30 ..... 1,870 1,959,431
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/26 ..... 1,045 1,050,818
Series 2017A , RB , 5.00% , 09/01/29 ..... 5,300 5,452,576
West Virginia Economic Development Authority,
Series 2017, RB, 5.00%, 06/15/29 ...... 5,000 5,116,883
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/29 .............. 1,490 1,590,810
20,217,634
Wisconsin — 1.4%
City of Milwaukee
Series 2018N4 , GO , 5.00% , 04/01/27 .... 2,945 2,996,608
Series 2026N-1 , GO , 5.00% , 12/01/30 ... 4,000 4,340,100
County of Dane, Series 2025A, GO,
4.00%, 06/01/29 ................. 4,200 4,367,603
Germantown School District
Series 2017A , GO , 4.00% , 04/01/34 ..... 4,585 4,642,261
Series 2017A , GO , 4.00% , 04/01/36 ..... 6,795 6,879,861
Series 2017A , GO , 4.00% , 04/01/37 ..... 7,070 7,158,295
Green Bay Area Public School District
GO , 5.00% , 04/01/28 ............... 835 871,221
GO , 5.00% , 04/01/29 ............... 1,655 1,763,977
GO , 5.00% , 04/01/30 ............... 1,755 1,905,941
Madison Metropolitan School District
Series 2025A , GO , 5.00% , 03/01/29 ..... 2,865 3,047,669
Series 2025A , GO , 5.00% , 03/01/30 ..... 1,000 1,084,323
Milwaukee Metropolitan Sewerage District
Series 2025H , GO , 5.00% , 10/01/29 ..... 3,230 3,470,587
Series 2025H , GO , 5.00% , 10/01/30 ..... 2,100 2,293,893
Racine Unified School District, GO,
5.00%, 04/01/30 ................. 3,150 3,402,988
State of Wisconsin
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 3,995 4,035,002
Series 2024A , GO , 5.00% , 05/01/27 ..... 750 766,842
Series 2020B , GO , 5.00% , 05/01/27 ..... 1,815 1,855,757
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 3,055 3,123,602
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 765 782,251
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 485 495,937
Series 2023-1 , GO , 5.00% , 05/01/28 ..... 12,885 13,491,779
Series 2026-1 , GO , 5.00% , 05/01/28 ..... 3,000 3,141,276
Series 2021A , GO , 5.00% , 05/01/28 ..... 1,315 1,376,926
Series 2021-1 , GO , 5.00% , 05/01/28 ..... 4,500 4,711,914
Series 2019A , RB , 5.00% , 05/01/28 ..... 15,180 15,498,486
Series 2024-1 , GO , 5.00% , 05/01/29 ..... 4,210 4,498,532
Series 2024-2 , GO , 5.00% , 05/01/29 ..... 1,880 2,008,846
Series 2025-3 , GO , 5.00% , 05/01/29 ..... 5,055 5,401,444
Series 2025-3 , GO , 5.00% , 05/01/30 ..... 10,175 11,087,044
Series 2021-2 , GO , 5.00% , 05/01/30 ..... 5,000 5,448,179
Series 20241 , GO , 5.00% , 05/01/31 ..... 6,920 7,652,213
Series 2026-1 , GO , 5.00% , 05/01/31 ..... 4,000 4,423,245
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/26 . 1,405 1,405,000
Sun Prairie Area School District, GO,
5.00%, 03/01/30 ................. 2,250 2,431,362
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 175 179,634
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 3,520 3,613,213
Series 2023I , RB , 5.00% , 07/01/28 ...... 4,485 4,712,631
Series 2025-1 , RB , 5.00% , 07/01/29 ..... 4,175 4,477,503

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2024-2 , RB , 5.00% , 07/01/30 ..... USD 1,135 $ 1,239,970
156,083,915
Total Long-Term Investments — 100 .2%
(Cost: $ 11,278,951,964 ) ............................ 11,291,677,724
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.53%
(d) (e)
......... 70,796 70,803
Total Short-Term Securities — 0.0%
(Cost: $ 70,803 ) ................................. 70,803
Total Investments — 100 .2%
(Cost: $ 11,279,022,767 ) ............................ 11,291,748,527
Liabilities in Excess of Other Assets — (0.2) % ............. (26,733,686)
Net Assets — 100.0% ...............................
$ 11,265,014,841
(a)
When-issued security.
(b)
Zero-coupon bond.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
Shares
Held at
05/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 103,567,442 $ — $ (103,496,639)
(a)
$ — $ — $ 70,803 70,796 $ 308,896 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Short-Term National Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 11,291,677,724 $ — $ 11,291,677,724
Short-Term Securities
Money Market Funds ...................................... 70,803 — — 70,803
$ 70,803 $ 11,291,677,724 $ — $ 11,291,748,527
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BHAC-CR Berkshire Hathaway Assurance Corp. Custodial Receipt
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LIQ Liquidity Agreement
LOC Letter of Credit
MBIA Municipal Bond Insurance Association
NPFGC National Public Finance Guarantee Corp.
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SBPA Standby Bond Purchase Agreement
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes